UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-08961

TIAA-CREF LIFE FUNDS

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of principal executive offices) (Zip code)

Stewart P. Greene, Esq.

c/o TIAA-CREF

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

Item 1. Schedule of Investments.

TIAA-CREF LIFE FUNDS - Growth Equity Fund

TIAA-CREF LIFE FUNDS

GROWTH EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2008

SHARES		COMPANY	VALUE
COMMON STOCKS - 100.62%
BUSINESS SERVICES - 15.04%
12,161	e*	Adobe Systems, Inc	$479,995
9,349	e*	Akamai Technologies, Inc	163,047
43,514	*	eBay, Inc	973,843
78,285		Experian Group Ltd	518,828
2,972	*	Google, Inc (Class A)	1,190,346
20,612	e*	Intuit, Inc	651,545
21,001	*	Oracle Corp	426,530
4,847	e	Visa, Inc (Class A)	297,557

		TOTAL BUSINESS SERVICES	4,701,691

CHEMICALS AND ALLIED PRODUCTS - 21.31%
16,256		Abbott Laboratories	936,020
5,072		Air Products & Chemicals, Inc	347,381
5,408	e*	Amgen, Inc	320,532
19,745	e	Avon Products, Inc	820,800
4,250	e	Clorox Co	266,433
3,236		Colgate-Palmolive Co	243,833
6,399	e	Estee Lauder Cos (Class A)	319,374
3,109	*	Genentech, Inc	275,706
23,711	e*	Gilead Sciences, Inc	1,080,746
9,614	e	Monsanto Co	951,594
8,175	e*	Mylan Laboratories, Inc	93,359
1,429		Praxair, Inc	102,516
19,712	e	Teva Pharmaceutical Industries Ltd (ADR)	902,612

		TOTAL CHEMICALS AND ALLIED PRODUCTS	6,660,906

COMMUNICATIONS - 1.53%
13,323	e*	American Tower Corp (Class A)	479,228

		TOTAL COMMUNICATIONS	479,228

DEPOSITORY INSTITUTIONS - 3.05%
10,034		Bank of New York Mellon Corp	326,907
7,758		Citigroup, Inc	159,117
1,774	e	First Horizon National Corp	16,605
3,298		JPMorgan Chase & Co	154,017
12,062		Western Union Co	297,570

		TOTAL DEPOSITORY INSTITUTIONS	954,216

EDUCATIONAL SERVICES - 0.76%
4,003	e*	Apollo Group, Inc (Class A)	237,378

		TOTAL EDUCATIONAL SERVICES	237,378

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 11.90%
12,125	e	Altera Corp	$250,745
4,425	*	Apple Computer, Inc	502,946
31,991	*	Cisco Systems, Inc	721,717
30,203	e	Intel Corp	565,702
33,183	e*	Marvell Technology Group Ltd	308,602
7,151	*	NetApp, Inc	130,363
18,256		Qualcomm, Inc	784,460
6,368	*	Research In Motion Ltd	434,934
33,649	e*	Sirius XM Radio, Inc	19,180

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	3,718,649

ENGINEERING AND MANAGEMENT SERVICES - 2.51%
7,639	*	Celgene Corp	483,396
5,566	*	Jacobs Engineering Group, Inc	302,289

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	785,685

FOOD AND KINDRED PRODUCTS - 3.12%
8,387	e	H.J. Heinz Co	419,098
7,816		PepsiCo, Inc	557,046

		TOTAL FOOD AND KINDRED PRODUCTS	976,144

GENERAL MERCHANDISE STORES - 3.25%
8,413	e	Macy’s, Inc	151,266
18,355	e	TJX Cos, Inc	560,194
5,090		Wal-Mart Stores, Inc	304,840

		TOTAL GENERAL MERCHANDISE STORES	1,016,300

HOLDING AND OTHER INVESTMENT OFFICES - 1.46%
9,370		iShares Russell 1000 Growth Index Fund	454,914

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	454,914

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.46%
24,653	e	Applied Materials, Inc	373,000
15,319	e	Hewlett-Packard Co	708,350
352	m,v*	Seagate Technology	—

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	1,081,350

INSTRUMENTS AND RELATED PRODUCTS - 6.18%
13,977	e*	Agilent Technologies, Inc	414,558
5,667	e	Allergan, Inc	291,851
11,816		Emerson Electric Co	481,975
8,254	e*	Flir Systems, Inc	317,119
476	e*	Intuitive Surgical, Inc	114,706
5,431	e	Roper Industries, Inc	309,350

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,929,559

INSURANCE CARRIERS - 2.20%
11,692		Aflac, Inc	686,905

		TOTAL INSURANCE CARRIERS	686,905

METAL MINING - 0.18%
1,681		Anglo American plc	56,784

		TOTAL METAL MINING	56,784

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE
MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.31%
1,700		Nintendo Co Ltd	$721,095

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	721,095

MISCELLANEOUS RETAIL - 4.02%
1,125	*	Amazon.com, Inc	81,855
18,879		CVS Corp	635,467
23,909	e	Staples, Inc	537,953

		TOTAL MISCELLANEOUS RETAIL	1,255,275

MOTION PICTURES - 1.03%
24,426	e	Time Warner, Inc	320,225

		TOTAL MOTION PICTURES	320,225

OIL AND GAS EXTRACTION - 6.53%
1,979	e	Apache Corp	206,370
20,195	e*	Denbury Resources, Inc	384,513
3,746		Devon Energy Corp	341,635
4,923	e*	Nabors Industries Ltd	122,681
7,517	*	National Oilwell Varco, Inc	377,579
7,778	e	Schlumberger Ltd	607,384

		TOTAL OIL AND GAS EXTRACTION	2,040,162

PRIMARY METAL INDUSTRIES - 2.15%
20,222		Corning, Inc	316,272
4,522	e	Precision Castparts Corp	356,243

		TOTAL PRIMARY METAL INDUSTRIES	672,515

SECURITY AND COMMODITY BROKERS - 4.72%
30,510	e	Charles Schwab Corp	793,260
827		CME Group, Inc	307,239
1,733		Franklin Resources, Inc	152,729
816		Goldman Sachs Group, Inc	104,448
2,733		Lazard Ltd (Class A)	116,863

		TOTAL SECURITY AND COMMODITY BROKERS	1,474,539

TRANSPORTATION EQUIPMENT - 1.88%
7,106		Honeywell International, Inc	295,254
2,677		Lockheed Martin Corp	293,587

		TOTAL TRANSPORTATION EQUIPMENT	588,841

TRUCKING AND WAREHOUSING - 1.08%
5,378	e	United Parcel Service, Inc (Class B)	338,222

		TOTAL TRUCKING AND WAREHOUSING	338,222

WATER TRANSPORTATION - 0.95%
8,416	e	Carnival Corp	297,506

		TOTAL WATER TRANSPORTATION	297,506

		TOTAL COMMON STOCKS (Cost $35,479,826)	31,448,089

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES	COMPANY	VALUE
SHORT-TERM INVESTMENTS - 30.15%
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 30.15%
9,423,663	State Street Navigator Securities Lending Prime Portfolio	$9,423,663

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	9,423,663

	TOTAL SHORT-TERM INVESTMENTS (Cost $9,423,663)	9,423,663

	TOTAL PORTFOLIO - 130.77% (Cost $44,903,489)	40,871,752
	OTHER ASSETS & LIABILITIES, NET - (30.77)%	(9,618,460)

	NET ASSETS - 100.00%	$31,253,292

*	Non-income producing.

e	All or a portion of these securities are out on loan.

m	Indicates a security that has been deemed illiquid.

v	Security valued at fair value.

ABBREVIATION:

ADR - American Depositary Receipt

Plc - Public Limited Company

At September 30, 2008, the unrealized depreciation on investments was $4,031,737, consisting of gross unrealized appreciation of $646,810 and gross unrealized depreciation of $4,678,547.

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Growth & Income Fund

TIAA-CREF LIFE FUNDS

GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2008

SHARES		COMPANY	VALUE
COMMON STOCK - 99.43%
AMUSEMENT AND RECREATION SERVICES - 2.48%
39,210	*	Activision Blizzard, Inc	$605,010
6,730	*	Electronic Arts, Inc	248,943
624	*	Nintendo Co Ltd	264,684
4,376	*	Penn National Gaming, Inc	116,270
13,274	e*	WMS Industries, Inc	405,787

		TOTAL AMUSEMENT AND RECREATION SERVICES	1,640,694

APPAREL AND ACCESSORY STORES - 0.29%
12,769	e	American Eagle Outfitters, Inc	194,727

		TOTAL APPAREL AND ACCESSORY STORES	194,727

APPAREL AND OTHER TEXTILE PRODUCTS - 0.59%
5,075	e	VF Corp	392,348

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	392,348

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.59%
15,015		Home Depot, Inc	388,738

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	388,738

BUSINESS SERVICES - 5.27%
12,560	e*	Amdocs Ltd	343,893
16,163	*	eBay, Inc	361,728
1,182	*	Google, Inc (Class A)	473,414
40,464		Microsoft Corp	1,079,984
25,357	*	Oracle Corp	515,001
10,167	*	Red Hat, Inc	153,217
4,400	e	Visa, Inc (Class A)	270,116
16,345	e*	Yahoo!, Inc	282,769

		TOTAL BUSINESS SERVICES	3,480,122

CHEMICALS AND ALLIED PRODUCTS - 17.85%
18,708		Abbott Laboratories	1,077,207
15,121	*	Amgen, Inc	896,222
9,489	e	Avon Products, Inc	394,458
7,078		Bayer AG.	518,372
29,642		Bristol-Myers Squibb Co	618,036
6,010	e*	Chattem, Inc	469,862
5,280	e	Clorox Co	331,003
6,450		Colgate-Palmolive Co	486,008
14,943	e	Du Pont (E.I.) de Nemours & Co	602,203
8,861	e*	Elan Corp plc (ADR)	94,547
6,269	e*	Genzyme Corp	507,099
16,592	*	Gilead Sciences, Inc	756,263
21,569		Johnson & Johnson	1,494,301
7,464		Merck & Co, Inc	235,564
6,757		Monsanto Co	668,808
1,950		Mosaic Co	132,639
15,463	e*	Mylan Laboratories, Inc	176,587
3,143	*	NBTY, Inc	92,781
28,698		Pfizer, Inc	529,191
2,114		Praxair, Inc	151,658

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE
18,367		Procter & Gamble Co	$1,279,996
7,518	e*	Valeant Pharmaceuticals International	153,893
3,539		Wyeth	130,731

		TOTAL CHEMICALS AND ALLIED PRODUCTS	11,797,429

COAL MINING - 0.29%
4,268	e	Peabody Energy Corp	192,060

		TOTAL COAL MINING	192,060

COMMUNICATIONS - 3.02%
3,926		America Movil S.A. de C.V. (ADR) (Series L)	182,009
33,800		AT&T, Inc	943,697
8,440	e	Scripps Networks Interactive (Class A)	306,456
17,600		Verizon Communications, Inc	564,784

		TOTAL COMMUNICATIONS	1,996,946

DEPOSITORY INSTITUTIONS - 8.66%
21,110	e	Bank of America Corp	738,850
54,674		Citigroup, Inc	1,121,364
24,295		JPMorgan Chase & Co	1,134,576
8,668		Northern Trust Corp	625,830
12,644	e	People’s United Financial, Inc	243,397
4,109		PNC Financial Services Group, Inc	306,942
17,086	e	TCF Financial Corp	307,548
17,485	e	US Bancorp	629,810
16,416		Wells Fargo & Co	616,092

		TOTAL DEPOSITORY INSTITUTIONS	5,724,409

EATING AND DRINKING PLACES - 1.27%
13,327	e	Darden Restaurants, Inc	381,552
7,385		McDonald’s Corp	455,655

		TOTAL EATING AND DRINKING PLACES	837,207

ELECTRIC, GAS, AND SANITARY SERVICES - 3.38%
11,326		Exelon Corp	709,234
8,533	e	PG&E Corp	319,561
8,992	e	PPL Corp	332,884
8,109		Questar Corp	331,820
27,029	e	Xcel Energy, Inc	540,310

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	2,233,809

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 8.54%
4,692	*	Apple Computer, Inc	533,293
14,881	e*	Broadcom Corp (Class A)	277,233
46,222	*	Cisco Systems, Inc	1,042,767
1,282	e*	First Solar, Inc	242,183
4,678		Gamesa Corp Tecnologica S.A.	160,277
56,678		General Electric Co	1,445,289
3,618	e	Harris Corp	167,152
37,090	e	Intel Corp	694,695
14,556	e*	Marvell Technology Group Ltd	135,371
91	e*	Nortel Networks Corp	204
21,943		Qualcomm, Inc	942,891

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	5,641,355

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE
ENGINEERING AND MANAGEMENT SERVICES - 0.98%
4,922		Accenture Ltd (Class A)	$187,036
3,653	*	Celgene Corp	231,162
7,412	*	Shaw Group, Inc	227,771

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	645,969

FABRICATED METAL PRODUCTS - 0.28%
5,282	e	Pentair, Inc	182,599

		TOTAL FABRICATED METAL PRODUCTS	182,599

FOOD AND KINDRED PRODUCTS - 5.04%
16,784		Coca-Cola Co	887,537
10,201		General Mills, Inc	701,013
9,883	e	Kraft Foods, Inc (Class A)	323,668
9,981		PepsiCo, Inc	711,346
5,329	e*	Ralcorp Holdings, Inc	359,228
12,752		Unilever plc	346,738

		TOTAL FOOD AND KINDRED PRODUCTS	3,329,530

FOOD STORES - 0.22%
5,229	e	Kroger Co	143,693

		TOTAL FOOD STORES	143,693

GENERAL BUILDING CONTRACTORS - 0.48%
19,066	e	Amec plc	218,695
169	e*	NVR, Inc	96,668

		TOTAL GENERAL BUILDING CONTRACTORS	315,363

GENERAL MERCHANDISE STORES - 2.86%
3,170	*	BJ’s Wholesale Club, Inc	123,186
2,455	e	Costco Wholesale Corp	159,403
13,776	e	TJX Cos, Inc	420,444
19,819		Wal-Mart Stores, Inc	1,186,960

		TOTAL GENERAL MERCHANDISE STORES	1,889,993

HEALTH SERVICES - 2.13%
12,506		Cardinal Health, Inc	616,296
13,238	*	Medco Health Solutions, Inc	595,710
5,762	e	Mindray Medical International Ltd (ADR) (Class A)	194,352

		TOTAL HEALTH SERVICES	1,406,358

HOLDING AND OTHER INVESTMENT OFFICES - 0.27%
1,560		SPDR Trust Series 1	180,944

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	180,944

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.80%
3,850		Alstom RGPT	292,251
13,168		Applied Materials, Inc	199,232
6,781		Deere & Co	335,660
25,298	e*	EMC Corp	302,564
22,904	e	Hewlett-Packard Co	1,059,080
8,386		International Business Machines Corp	980,827
582	m,v*	Seagate Technology	0

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	3,169,614

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE
INSTRUMENTS AND RELATED PRODUCTS - 2.94%
10,051		Covidien Ltd	$540,342
9,597		Emerson Electric Co	391,462
7,243		Medtronic, Inc	362,874
8,558	e	Raytheon Co	457,938
3,368	*	Teledyne Technologies, Inc	192,515

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,945,131

INSURANCE AGENTS, BROKERS AND SERVICE - 0.82%
12,027		AON Corp	540,734

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	540,734

INSURANCE CARRIERS - 3.21%
12,848		ACE Ltd	695,462
15,238		Aetna, Inc	550,244
7,350		Aflac, Inc	431,813
3,260		Assurant, Inc	179,300
3,331		Chubb Corp	182,872
3,477	*	Greenlight Capital Re Ltd (Class A)	79,936

		TOTAL INSURANCE CARRIERS	2,119,627

LEATHER AND LEATHER PRODUCTS - 0.28%
7,271	*	Coach, Inc	182,066

		TOTAL LEATHER AND LEATHER PRODUCTS	182,066

LEGAL SERVICES - 0.90%
8,221	e*	FTI Consulting, Inc	593,885

		TOTAL LEGAL SERVICES	593,885

METAL MINING - 0.67%
7,178		Anglo American plc	242,471
5,507		Barrick Gold Corp	202,327

		TOTAL METAL MINING	444,798

MISCELLANEOUS RETAIL - 0.94%
18,491		CVS Corp	622,407

		TOTAL MISCELLANEOUS RETAIL	622,407

MOTION PICTURES - 0.80%
7,980	e*	Discovery Communications, Inc (Class C)	112,997
7,980	e*	Discovery Communications, Inc (Class A)	113,715
22,798	e	Time Warner, Inc	298,882

		TOTAL MOTION PICTURES	525,594

OIL AND GAS EXTRACTION - 4.77%
3,303		Apache Corp	344,437
9,001	e	Cabot Oil & Gas Corp	325,296
9,422	e*	Cameron International Corp	363,124
6,018		Devon Energy Corp	548,841

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE
3,310		Petroleo Brasileiro S.A. (ADR)	$145,475
11,565	e	Schlumberger Ltd	903,110
8,890	e	Smith International, Inc	521,310

		TOTAL OIL AND GAS EXTRACTION	3,151,593

PETROLEUM AND COAL PRODUCTS - 7.07%
12,506		Chevron Corp	1,031,495
5,802		ConocoPhillips	424,997
28,714	e	Exxon Mobil Corp	2,229,929
4,701	e	Hess Corp	385,858
11,118		Marathon Oil Corp	443,275
3,084		Valero Energy Corp	93,445
1,325		Walter Industries, Inc	62,871

		TOTAL PETROLEUM AND COAL PRODUCTS	4,671,870

RAILROAD TRANSPORTATION - 0.99%
9,154		Union Pacific Corp	651,399

		TOTAL RAILROAD TRANSPORTATION	651,399

SECURITY AND COMMODITY BROKERS - 3.14%
2,487	e	BlackRock, Inc	483,722
4,567	e	Goldman Sachs Group, Inc	584,576
10,596	e	Lazard Ltd (Class A)	453,085
6,234	e	Merrill Lynch & Co, Inc	157,720
17,082	e	Morgan Stanley	392,886

		TOTAL SECURITY AND COMMODITY BROKERS	2,071,989

TOBACCO PRODUCTS - 1.69%
23,221		Philip Morris International, Inc	1,116,930

		TOTAL TOBACCO PRODUCTS	1,116,930

TRANSPORTATION EQUIPMENT - 1.85%
5,614		Goodrich Corp	233,542
13,334		Honeywell International, Inc	554,028
3,996		Lockheed Martin Corp	438,241

		TOTAL TRANSPORTATION EQUIPMENT	1,225,811

WATER TRANSPORTATION - 0.07%
2,386		K-Sea Transportation Partners LP	47,983

		TOTAL WATER TRANSPORTATION	47,983

		TOTAL COMMON STOCK (Cost $69,419,367)	65,695,724

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES	COMPANY	VALUE
SHORT-TERM INVESTMENTS - 24.40%
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 24.40%
16,124,574	State Street Navigator Securities Lending Prime Portfolio	$16,124,574

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	16,124,574

	TOTAL SHORT-TERM INVESTMENTS (Cost $16,124,574)	16,124,574

	TOTAL PORTFOLIO - 123.83% (Cost $85,543,941)	81,820,298
	OTHER ASSETS & LIABILITIES, NET - (23.83)%	(15,747,748)

	TOTAL NET ASSETS - 100.00%	$66,072,550

*	Non-income producing

e	All or a portion of these securities are out on loan.

m	Indicates a security that has been deemed illiquid.

v	Security valued at fair value.

ABBREVIATION:

ADR - American Depositary Receipt

Plc - Public Limited Company

At September 30, 2008, the unrealized depreciation on investments was $3,723,643, consisting of gross unrealized appreciation of $4,228,960 and gross unrealized depreciation of $7,952,603.

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

LIFE INTERNATIONAL EQUITY

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2008

SHARES		COMPANY	VALUE
COMMON STOCK - 99.54%
BUSINESS SERVICES - 2.25%
91,710	*	Autonomy Corp plc	$1,702,799
6	e	NTT Data Corp	23,721
41,835		WPP Group plc	338,385

		TOTAL BUSINESS SERVICES	2,064,905

CHEMICALS AND ALLIED PRODUCTS - 7.63%
254,716		Dabur India Ltd	500,569
19,800	e	Daiichi Sankyo Co Ltd	510,175
4,000	e	Eisai Co Ltd	156,200
57,022		Lanxess AG.	1,570,393
64,324		Reckitt Benckiser Group plc	3,118,741
50		Shin-Etsu Chemical Co Ltd	2,378
1,320,000		Sinochem Hong Kong Holding Ltd	665,427
184,000		UBE Industries Ltd	496,123

		TOTAL CHEMICALS AND ALLIED PRODUCTS	7,020,006

COMMUNICATIONS - 3.33%
400,386		BT Group plc	1,160,740
93,141		Deutsche Telekom AG.	1,414,553
30	e	KDDI Corp	169,940
47		Nippon Telegraph & Telephone Corp	209,781
18		NTT DoCoMo, Inc	28,813
5,000		Singapore Telecommunications Ltd	11,429
29,926		Vodafone Group plc	66,089

		TOTAL COMMUNICATIONS	3,061,345

DEPOSITORY INSTITUTIONS - 13.24%
1,278		Australia & New Zealand Banking Group Ltd	19,744
879	e	Commonwealth Bank of Australia	30,979
3,017		DBS Group Holdings Ltd	35,955
9,145		Deutsche Bank AG.	654,206
10,361		Deutsche Postbank AG.	392,473
84,655		HSBC Holdings plc	1,369,571
9,858		Julius Baer Holding AG.	490,242
4,286		Komercni Banka A.S.	968,426
67,600		Mitsubishi UFJ Financial Group, Inc	589,489
17,000		Mitsui Trust Holdings, Inc	91,778
246	e	Mizuho Financial Group, Inc	1,075,794
1,110	e	National Australia Bank Ltd	22,403
3,000		Oversea-Chinese Banking Corp	15,147
571,170		Royal Bank of Scotland Group plc	1,842,545
943		Societe Generale	84,709
96	e	Sumitomo Mitsui Financial Group, Inc	601,887
224,469	*	UBS A.G.	3,836,722
3,000		United Overseas Bank Ltd	35,864
1,262	e	Westpac Banking Corp	22,368

		TOTAL DEPOSITORY INSTITUTIONS	12,180,302

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE
ELECTRIC, GAS, AND SANITARY SERVICES - 3.54%
6,600	e	Chubu Electric Power Co, Inc	$155,514
282,917		Iberdrola S.A.	2,874,144
600	e	Kansai Electric Power Co, Inc	13,349
8,800		Tokyo Electric Power Co, Inc	216,519

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	3,259,526

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.62%
673,900		Hon Hai Precision Industry Co, Ltd	2,413,704
33,300	e	Hosiden Corp	479,640
90		Kyocera Corp	6,832
100		Murata Manufacturing Co Ltd	4,037
111,703		Smiths Group plc	2,025,552
7,700		Sony Corp	237,450

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	5,167,215

ENGINEERING AND MANAGEMENT SERVICES - 0.57%
10,340		Tecan Group AG.	519,990

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	519,990

FOOD AND KINDRED PRODUCTS - 5.52%
57,000	e	Asahi Breweries Ltd	999,013
43,811	e	Groupe Danone	3,107,597
1,351		SABMiller plc	26,378
30,600	e	Yakult Honsha Co Ltd	942,909

		TOTAL FOOD AND KINDRED PRODUCTS	5,075,897

FOOD STORES - 0.03%
1,408		Woolworths Ltd	31,015

		TOTAL FOOD STORES	31,015

GENERAL BUILDING CONTRACTORS - 1.69%
33,050		Vinci S.A.	1,557,187

		TOTAL GENERAL BUILDING CONTRACTORS	1,557,187

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.88%
26,948		Saipem S.p.A.	806,312

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	806,312

HOLDING AND OTHER INVESTMENT OFFICES - 0.41%
180,000		Japan Asia Investment Co Ltd	360,530
1		Nomura Real Estate Office Fund, Inc	6,833
923	e	Westfield Group	12,644

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	380,007

HOTELS AND OTHER LODGING PLACES - 2.04%
35,126	e	Accor S.A.	1,875,957

		TOTAL HOTELS AND OTHER LODGING PLACES	1,875,957

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE
INDUSTRIAL MACHINERY AND EQUIPMENT - 3.45%
6,170		Canon, Inc	$233,910
17,500		Daikin Industries Ltd	590,240
1,040	e	FUJIFILM Holdings Corp	26,812
7,628		GEA Group AG.	147,645
8,630		Komatsu Ltd	141,286
29,083		Krones AG.	1,446,302
10,823		Rheinmetall AG.	582,506
100		Sumitomo Heavy Industries Ltd	477

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	3,169,178

INSTRUMENTS AND RELATED PRODUCTS - 1.66%
17,870	e	Phonak Holding AG.	1,165,075
7,000		Terumo Corp	365,151

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,530,226

INSURANCE CARRIERS - 0.71%
4,573		Allianz AG.	626,950
699		Mitsui Sumitomo Insurance Group Holdings, Inc	23,806

		TOTAL INSURANCE CARRIERS	650,756

METAL MINING - 2.87%
28,615		Anglo American plc	966,605
2,411		BHP Billiton Ltd	62,374
113,663		MMC Norilsk Nickel (ADR)	1,587,819
301		Rio Tinto Ltd	20,282

		TOTAL METAL MINING	2,637,080

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.46%
1,000		Nintendo Co Ltd	424,174

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	424,174

MISCELLANEOUS RETAIL - 1.84%
217,000		Hutchison Whampoa Ltd	1,666,678
1,980		Origin Energy Ltd	25,610

		TOTAL MISCELLANEOUS RETAIL	1,692,288

NONDEPOSITORY INSTITUTIONS - 1.65%
1,261		ORIX Corp	157,887
12,339		Siemens AG.	1,150,945
41,713		Tullett Prebon plc	205,386

		TOTAL NONDEPOSITORY INSTITUTIONS	1,514,218

OIL AND GAS EXTRACTION - 2.40%
120,216		BG Group plc	2,180,244
636		Woodside Petroleum Ltd	25,663

		TOTAL OIL AND GAS EXTRACTION	2,205,907

PETROLEUM AND COAL PRODUCTS - 2.44%
249,109		BP plc	2,074,653
5,435		Royal Dutch Shell plc (A Shares)	156,965
257		Total S.A.	15,613

		TOTAL PETROLEUM AND COAL PRODUCTS	2,247,231

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE
PRIMARY METAL INDUSTRIES - 0.59%
9,100	e	Nippon Steel Corp	$34,354
4,000		Sumitomo Metal Industries Ltd	12,401
3,700	e	Sumitomo Metal Mining Co Ltd	37,080
2,106		Vallourec	454,428

		TOTAL PRIMARY METAL INDUSTRIES	538,263

RAILROAD TRANSPORTATION - 1.58%
72		Central Japan Railway Co	678,925
6		East Japan Railway Co	44,746
49,969		Firstgroup plc	477,043
60		West Japan Railway Co	256,949

		TOTAL RAILROAD TRANSPORTATION	1,457,663

REAL ESTATE - 0.93%
407	e	Kenedix, Inc	239,244
302		Risa Partners, Inc	246,630
17,000		Sumitomo Realty & Development Co Ltd	370,238

		TOTAL REAL ESTATE	856,112

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 8.60%
84,962		Bayer AG.	6,222,372
209,232		SSL International plc	1,687,042

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	7,909,414

SECURITY AND COMMODITY BROKERS - 7.80%
32,163		Credit Suisse Group	1,502,075
44,630		Deutsche Boerse AG.	4,084,110
93,100	e	Hong Kong Exchanges and Clearing Ltd	1,146,658
1,600	e	Nomura Holdings, Inc	20,880
96,000	e	Singapore Exchange Ltd	418,192

		TOTAL SECURITY AND COMMODITY BROKERS	7,171,915

SERVICES, NOT ELSEWHERE CLASSIFIED - 0.05%
1,000	e	Oracle Corp Japan	45,512

		TOTAL SERVICES, NOT ELSEWHERE CLASSIFIED	45,512

STONE, CLAY, AND GLASS PRODUCTS - 2.96%
519,000	e	Nippon Sheet Glass Co Ltd	2,687,807
147,671	*	Zhejiang Glass Co Ltd	37,177

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	2,724,984

TOBACCO PRODUCTS - 1.50%
2,287		British American Tobacco plc	74,664
1,308,227		Huabao International Holdings Ltd	1,005,569
80		Japan Tobacco, Inc	301,527

		TOTAL TOBACCO PRODUCTS	1,381,760

TRANSPORTATION EQUIPMENT - 4.01%
520	e	Denso Corp	12,754
202,394	e	Fiat S.p.A.	2,719,757
15,600		Honda Motor Co Ltd	473,191
2,100	e	Modec, Inc	49,502

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

10,120		Toyota Motor Corp	$432,655

		TOTAL TRANSPORTATION EQUIPMENT	3,687,859

TRUCKING AND WAREHOUSING - 3.15%
138,852		Deutsche Post AG.	2,897,079

		TOTAL TRUCKING AND WAREHOUSING	2,897,079

WATER TRANSPORTATION - 0.09%
10,000	e	Mitsui OSK Lines Ltd	86,884

		TOTAL WATER TRANSPORTATION	86,884

WHOLESALE TRADE-DURABLE GOODS - 1.09%
25,240	e	Mitsubishi Corp	526,510
15,000		Mitsui & Co Ltd	186,215
31,250	e	Sumitomo Corp	291,371

		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,004,096

WHOLESALE TRADE-NONDURABLE GOODS - 2.96%
610,347		Foster's Group Ltd	2,726,903

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	2,726,903

		TOTAL COMMON STOCK (Cost $115,603,135)	91,559,166

SHORT-TERM INVESTMENTS - 12.57%
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 12.57%
11,562,463		State Street Navigator Securities Lending Prime Portfolio	11,562,463

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	11,562,463

		TOTAL SHORT-TERM INVESTMENTS (Cost $11,562,463)	11,562,463

		TOTAL PORTFOLIO - 112.11% (Cost $127,165,598)	103,121,629
		OTHER ASSETS & LIABILITIES, NET - (12.11)%	(11,137,149)

		NET ASSETS - 100.00%	$91,984,480

*	Non-income producing

e	All or a portion of these securities are out on loan.

ABBREVIATION:

ADR - American Depositary Receipt

Plc - Public Limited Company

At September 30, 2008, the unrealized depreciation on investments was $24,043,969, consisting of gross unrealized appreciation of $1,205,756 and gross unrealized depreciation of $25,249,725.

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY COUNTRY (unaudited)

September 30, 2008

	VALUE	% OF MARKET VALUE
FOREIGN
AUSTRALIA	$2,999,984	3.28%
CHINA	1,708,173	1.87
CZECH REPUBLIC	968,426	1.06
FRANCE	7,095,491	7.75
GERMANY	21,189,535	23.14
HONG KONG	2,813,336	3.07
INDIA	500,569	0.55
ITALY	3,526,069	3.85
JAPAN	16,377,822	17.89
RUSSIA	1,587,819	1.73
SINGAPORE	516,587	0.56
SPAIN	2,874,144	3.14
SWITZERLAND	7,514,103	8.21
TAIWAN	2,413,704	2.63
UNITED KINGDOM	19,473,404	21.27

TOTAL FOREIGN	91,559,166	100.00

TOTAL PORTFOLIO	$91,559,166	100.00%

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

TIAA-CREF LIFE FUNDS

LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2008

SHARES		COMPANY	VALUE
COMMON STOCK - 99.74%
AMUSEMENT AND RECREATION SERVICES - 0.76%
6,601	e*	Penn National Gaming, Inc	$175,389
7,667		Walt Disney Co	235,300

		TOTAL AMUSEMENT AND RECREATION SERVICES	410,689

APPAREL AND ACCESSORY STORES - 0.82%
14,421	e	American Eagle Outfitters, Inc	219,920
4,814	e*	Kohl’s Corp	221,829

		TOTAL APPAREL AND ACCESSORY STORES	441,749

APPAREL AND OTHER TEXTILE PRODUCTS - 0.94%
584	e	Liz Claiborne, Inc	9,595
6,394	e	VF Corp	494,320

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	503,915

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.55%
25,839		Home Depot, Inc	668,971
6,798		Lowe's Cos, Inc	161,045

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	830,016

BUSINESS SERVICES - 0.43%
10,478	e*	Cavium Networks, Inc	147,531
4,330	e*	Temenos Group AG.	82,544

		TOTAL BUSINESS SERVICES	230,075

CHEMICALS AND ALLIED PRODUCTS - 11.95%
5,490		Abbott Laboratories	316,114
11,248		Alberto-Culver Co	306,396
8,878	*	Amgen, Inc	526,199
4,681	e	Avon Products, Inc	194,589
3,049		Bristol-Myers Squibb Co	63,572
10,296		Celanese Corp (Series A)	287,361
7,793	e	Clorox Co	488,543
2,056		Dow Chemical Co	65,340
1,202		Du Pont (E.I.) de Nemours & Co	48,441
2,790		Eli Lilly & Co	122,844
1,168	*	Genentech, Inc	103,578
9,162		Johnson & Johnson	634,743
11,347		Merck & Co, Inc	358,111
29,651	e*	Mylan Laboratories, Inc	338,614
39,680		Pfizer, Inc	731,699
10,430		Procter & Gamble Co	726,867
9,168	e	Teva Pharmaceutical Industries Ltd (ADR)	419,803
9		Tronox, Inc (Class B)	1
18,518		Wyeth	684,055

		TOTAL CHEMICALS AND ALLIED PRODUCTS	6,416,870

COAL MINING - 0.63%
4,045	*	Alpha Natural Resources, Inc	208,034
2,915	e	Peabody Energy Corp	131,175

		TOTAL COAL MINING	339,209

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE
COMMUNICATIONS - 5.66%
47,443		AT&T, Inc	$1,324,609
23,442	e	Comcast Corp (Class A)	460,166
520	e	Fairpoint Communications, Inc	4,508
394	*	Liberty Media Corp - Capital (Series A)	5,272
1,576	*	Liberty Media Corp - Entertainment (Series A)	39,353
1,970	e*	Liberty Media Holding Corp (Interactive A)	25,433
41,948	*	SONAECOM - SGPS S.A.	99,313
42,654	e	Sprint Nextel Corp	260,189
6,494	e	Time Warner Cable, Inc (Class A)	157,155
1,411,900	v*	True Corp PCL	129,915
16,630		Verizon Communications, Inc	533,657

		TOTAL COMMUNICATIONS	3,039,570

DEPOSITORY INSTITUTIONS - 15.38%
57,037		AMMB Holdings BHD	49,458
28,220	e	Bank of America Corp	987,700
17,348	e	Bank of New York Mellon Corp	565,198
54,452		Citigroup, Inc	1,116,811
20,889	e	First Horizon National Corp	195,519
33,877	e	JPMorgan Chase & Co	1,582,056
3,662		PNC Financial Services Group, Inc	273,551
1,449		Societe Generale	130,163
5,207		State Street Corp	296,174
4,080	e	SunTrust Banks, Inc	183,559
48,563	e	TCF Financial Corp	874,134
17,112	*	UBS AG.	300,144
16,784	e	US Bancorp	604,560
20,913	e	Wachovia Corp	73,196
27,232	e	Wells Fargo & Co	1,022,017

		TOTAL DEPOSITORY INSTITUTIONS	8,254,240

EATING AND DRINKING PLACES - 1.10%
20,558	e	Darden Restaurants, Inc	588,576

		TOTAL EATING AND DRINKING PLACES	588,576

ELECTRIC, GAS, AND SANITARY SERVICES - 5.63%
2,001	e	Allegheny Energy, Inc	73,577
60,588	*	Allied Waste Industries, Inc	673,133
2,115	e	Consolidated Edison, Inc	90,860
11,109	e	Constellation Energy Group, Inc	269,948
1,946		Dominion Resources, Inc	83,250
9,950		Duke Energy Corp	173,429
2,359	e	Exelon Corp	147,721
2,138	e	FirstEnergy Corp	143,225
5,062		FPL Group, Inc	254,619
774		MDU Resources Group, Inc	22,446
4,836	e	PG&E Corp	181,108
9,161		PPL Corp	339,139
2,400	e	Progress Energy, Inc	103,512
7,635		Public Service Enterprise Group, Inc	250,352
3,360		Questar Corp	137,491
3,965	e	Xcel Energy, Inc	79,260

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	3,023,070

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 7.17%
86,709		General Electric Co	2,211,080
39,723	e	Maxim Integrated Products, Inc	718,985
2,672	*	MEMC Electronic Materials, Inc	75,511

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE
28,733	*	Micron Technology, Inc	$116,369
56,454	e	Motorola, Inc	403,082
798	e*	NetApp, Inc	14,548
6,387		Qualcomm, Inc	274,449
1,553,556		Solomon Systech International Ltd	34,826

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	3,848,850

ENGINEERING AND MANAGEMENT SERVICES - 0.68%
40	e*	Affymax, Inc	794
11,719	e*	Genpact Ltd	121,760
232		KBR, Inc	3,543
3,958	*	Shaw Group, Inc	121,629
3,181	e*	URS Corp	116,647

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	364,373

FABRICATED METAL PRODUCTS - 0.62%
7,503	e	Illinois Tool Works, Inc	333,508

		TOTAL FABRICATED METAL PRODUCTS	333,508

FOOD AND KINDRED PRODUCTS - 3.68%
10,775		Coca-Cola Co	569,781
9,229	e	Hershey Co	364,915
2,413	e	Kellogg Co	135,369
7,230	e	Kraft Foods, Inc (Class A)	236,783
1,095	e	Pepsi Bottling Group, Inc	31,941
4,573		PepsiCo, Inc	325,918
3,469	*	Smithfield Foods, Inc	55,088
21,438	e	Tyson Foods, Inc (Class A)	255,970

		TOTAL FOOD AND KINDRED PRODUCTS	1,975,765

FOOD STORES - 0.12%
2,418		Kroger Co	66,447

		TOTAL FOOD STORES	66,447

FORESTRY - 0.39%
4,400	e	Rayonier, Inc	208,340

		TOTAL FORESTRY	208,340

FURNITURE AND FIXTURES - 0.39%
11,642	e	Masco Corp	208,857

		TOTAL FURNITURE AND FIXTURES	208,857

FURNITURE AND HOMEFURNISHINGS STORES - 0.29%
9,167	e	RadioShack Corp	158,406

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	158,406

GENERAL BUILDING CONTRACTORS - 0.26%
5,290	e	Ryland Group, Inc	140,291

		TOTAL GENERAL BUILDING CONTRACTORS	140,291

GENERAL MERCHANDISE STORES - 0.24%
7,144	e	Macy’s, Inc	128,449

		TOTAL GENERAL MERCHANDISE STORES	128,449

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE
HEALTH SERVICES - 0.65%
18,821	*	Healthsouth Corp	$346,871

		TOTAL HEALTH SERVICES	346,871

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.00%
1	*	Foster Wheeler Ltd	36

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	36

HOLDING AND OTHER INVESTMENT OFFICES - 2.24%
20,546	e	Blackstone Group LP	315,176
1,134	e	Boston Properties, Inc	106,211
2	e	Cross Timbers Royalty Trust	92
411	*	HFF, Inc (Class A)	1,644
6,690	e	iShares Russell 1 Value Index Fund	427,424
2,180	e	Kimco Realty Corp	80,529
4,347	e	Plum Creek Timber Co, Inc	216,741
578	e	Simon Property Group, Inc	56,066

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	1,203,883

INDUSTRIAL MACHINERY AND EQUIPMENT- 1.78%
27,590	*	Brocade Communications Systems, Inc	160,574
10,562	e	Hewlett-Packard Co	488,387
4,200	*	Terex Corp	128,184
11,007	*	Verigy Ltd	179,194

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	956,339

INSTRUMENTS AND RELATED PRODUCTS - 0.95%
3,610		Covidien Ltd	194,074
6,352	e	Rockwell Automation, Inc	237,184
1,441	*	Thermo Electron Corp	79,255

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	510,513

INSURANCE CARRIERS - 7.37%
4,741		ACE Ltd	256,630
3		Aegon NV	26
14,257		Aetna, Inc	514,820
3,735		Allstate Corp	172,258
664		Aspen Insurance Holdings Ltd	18,260
5,305		Axis Capital Holdings Ltd	168,222
8,852	e	Lincoln National Corp	378,954
6,801		Max Re Capital Ltd	157,987
7,677		Platinum Underwriters Holdings Ltd	272,380
5,199	e	Principal Financial Group	226,105
8,483		Prudential Financial, Inc	610,776
3,942		Travelers Cos, Inc	178,178
17,008		UnitedHealth Group, Inc	431,833
31,791	e	XL Capital Ltd (Class A)	570,331

		TOTAL INSURANCE CARRIERS	3,956,760

METAL MINING - 0.14%
2,308		Anglo American plc	77,963

		TOTAL METAL MINING	77,963

MISCELLANEOUS RETAIL - 0.86%
13,677		CVS Corp	460,368

		TOTAL MISCELLANEOUS RETAIL	460,368

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE
MOTION PICTURES - 1.53%
7,873		News Corp (Class A)	$94,397
55,456	e	Time Warner, Inc	727,028

		TOTAL MOTION PICTURES	821,425

NONDEPOSITORY INSTITUTIONS - 0.42%
22,615	e	Federal National Mortgage Association	34,601
6,517		Textron, Inc	190,818

		TOTAL NONDEPOSITORY INSTITUTIONS	225,419

OIL AND GAS EXTRACTION - 6.03%
2,440		Anadarko Petroleum Corp	118,364
4,074		Apache Corp	424,837
7,631	e	BJ Services Co	145,981
7,249	e	Cabot Oil & Gas Corp	261,979
5,100	e	Chesapeake Energy Corp	182,886
3,025		Devon Energy Corp	275,880
1,501	e	Diamond Offshore Drilling, Inc	154,693
4,791	e	Occidental Petroleum Corp	337,526
7,507		Petroleo Brasileiro S.A. (ADR)	329,933
496	e*	Plains Exploration & Production Co	17,439
2,905	e	Range Resources Corp	124,537
5,515	e	Smith International, Inc	323,400
274	e	W&T Offshore, Inc	7,477
11,399	e	XTO Energy, Inc	530,282

		TOTAL OIL AND GAS EXTRACTION	3,235,214

PAPER AND ALLIED PRODUCTS - 1.19%
12,025	e	International Paper Co	314,814
3,200	e	MeadWestvaco Corp	74,592
695		Mondi Ltd	3,629
1,143	e*	Smurfit-Stone Container Corp	5,372
8,172		Sonoco Products Co	242,545

		TOTAL PAPER AND ALLIED PRODUCTS	640,952

PETROLEUM AND COAL PRODUCTS - 8.67%
24,168		Chevron Corp	1,993,377
7,488		ConocoPhillips	548,496
17,167	e	Exxon Mobil Corp	1,333,189
17,119		Marathon Oil Corp	682,535
4,966	e*	SandRidge Energy, Inc	97,334

		TOTAL PETROLEUM AND COAL PRODUCTS	4,654,931

PIPELINES, EXCEPT NATURAL GAS - 0.07%
1,515	e	Spectra Energy Corp	36,057

		TOTAL PIPELINES, EXCEPT NATURAL GAS	36,057

PRINTING AND PUBLISHING - 0.14%
4,492	e	Gannett Co, Inc	75,960

		TOTAL PRINTING AND PUBLISHING	75,960

REAL ESTATE - 0.10%
105,567	*	Unitech Corporate Parks plc	52,236

		TOTAL REAL ESTATE	52,236

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE
SECURITY AND COMMODITY BROKERS - 4.58%
4,688	e	Charles Schwab Corp	$121,888
3,170		Franklin Resources, Inc	279,372
6,697	e	Goldman Sachs Group, Inc	857,216
10,534		Legg Mason, Inc	400,924
11,191	e	Merrill Lynch & Co, Inc	283,132
14,000	e	Morgan Stanley	322,000
8,717	e	SEI Investments Co	193,517
		TOTAL SECURITY AND COMMODITY BROKERS	2,458,049

TRANSPORTATION EQUIPMENT- 0.92%
28,600	e*	Ford Motor Co	148,720
67		Genuine Parts Co	2,694
5,622		Northrop Grumman Corp	340,356

		TOTAL TRANSPORTATION EQUIPMENT	491,770

TRANSPORTATION SERVICES - 0.42%
13,338	e	UTI Worldwide, Inc	227,013

		TOTAL TRANSPORTATION SERVICES	227,013

WATER TRANSPORTATION - 0.22%
5,645	e	Royal Caribbean Cruises Ltd	117,134

		TOTAL WATER TRANSPORTATION	117,134

WHOLESALE TRADE-DURABLE GOODS - 0.22%
3,533	e	BorgWarner, Inc	115,776

		TOTAL WHOLESALE TRADE-DURABLE GOODS	115,776

WHOLESALE TRADE-NONDURABLE GOODS - 2.55%
16,025		Cardinal Health, Inc	789,712
4,233	e*	Dean Foods Co	98,883
162	e	Idearc, Inc	203
17,113		Unilever NV	481,902

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,370,700

		TOTAL COMMON STOCK (Cost $58,331,466)	53,546,634

SHORT-TERM INVESTMENTS - 28.87%
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 28.87%
15,498,542		State Street Navigator Securities Lending Prime Portfolio	15,498,542

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	15,498,542

		TOTAL SHORT-TERM INVESTMENTS (Cost $15,498,542)	15,498,542

		TOTAL PORTFOLIO - 128.61% (Cost $73,830,008)	69,045,176
		OTHER ASSETS & LIABILITIES, NET - (28.61)%	(15,361,397)

		NET ASSETS - 100.00%	$53,683,779

*	Non-income producing.

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

**	Percentage is less than 0.01%.

e	All or a portion of these securities are out on loan.

v	Security valued at fair value.

ABBREVIATION:

ADR - American Depositary Receipt

Plc - Public Limited Company

At September 30, 2008, the unrealized depreciation on investments was $4,784,832, consisting of gross unrealized appreciation of $2,712,668 and gross unrealized depreciation of $7,497,500.

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

TIAA-CREF LIFE FUNDS

SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2008

SHARES		COMPANY	VALUE
COMMON STOCKS - 99.79%
AGRICULTURAL PRODUCTION-CROPS - 0.07%
1,970	e*	Chiquita Brands International, Inc	$31,146

		TOTAL AGRICULTURAL PRODUCTION-CROPS	31,146

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.11%
1,875	e	Cal-Maine Foods, Inc	51,450

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	51,450

AMUSEMENT AND RECREATION SERVICES - 0.42%
4,110	e*	Bally Technologies, Inc	124,451
136	e	Dover Downs Gaming & Entertainment, Inc	1,058
2,304	e*	Town Sports International Holdings, Inc	14,054
1,770	e*	WMS Industries, Inc	54,109

		TOTAL AMUSEMENT AND RECREATION SERVICES	193,672

APPAREL AND ACCESSORY STORES - 1.53%
2,980	e*	Aeropostale, Inc	95,688
1,050	e	Buckle, Inc	58,317
226		Cato Corp (Class A)	3,966
3,610	e*	Charlotte Russe Holding, Inc	37,003
3,050	e*	Children's Place Retail Stores, Inc	101,718
2,580	e*	Collective Brands, Inc	47,240
3,830	e*	Dress Barn, Inc	58,561
1,910	e*	J Crew Group, Inc	54,569
2,430	e*	JOS A Bank Clothiers, Inc	81,648
4,000	e*	New York & Co, Inc	38,160
2,000	*	Tween Brands, Inc	19,580
32,315	e*	Wet Seal, Inc (Class A)	117,303

		TOTAL APPAREL AND ACCESSORY STORES	713,753

APPAREL AND OTHER TEXTILE PRODUCTS - 0.62%
3,499	e *	Gymboree Corp	124,214
247	*	Maidenform Brands, Inc	3,584
9,130	*	Quiksilver, Inc	52,406
2,350	*	Warnaco Group, Inc	106,432

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	286,636

AUTO REPAIR, SERVICES AND PARKING - 0.04%
1,300	e*	Midas, Inc	17,888
100	*	Wright Express Corp	2,985

		TOTAL AUTO REPAIR, SERVICES AND PARKING	20,873

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.02%
1,300	e*	Builders FirstSource, Inc	7,787

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	7,787

BUSINESS SERVICES - 12.00%
81,815	e*	3Com Corp	190,628
2,189	e	Aaron Rents, Inc	59,256
14,153	*	Actuate Corp	49,536
4,830	e	Administaff, Inc	131,473
5,790	*	American Reprographics Co	99,878

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
5,800		BGC Partners, Inc (Class A)	$24,882
4,000		Blackbaud, Inc	73,800
1,320	*	Blackboard, Inc	53,183
4,300	e*	Blue Coat Systems, Inc	61,017
1,400	e*	Bottomline Technologies, Inc	14,560
1,000	e	Brady Corp (Class A)	35,280
1,130	*	CACI International, Inc (Class A)	56,613
800	e*	Capella Education Co	34,288
8,729	*	Ciber, Inc	61,016
3,000	*	Commvault Systems, Inc	36,150
4,537	e	Compass Diversified Trust	63,246
7,839	*	CSG Systems International, Inc	137,418
200	e*	DealerTrack Holdings, Inc	3,368
3,830		Deluxe Corp	55,114
5,129	e*	Dice Holdings, Inc	36,416
1,310	e*	Digital River, Inc	42,444
21,306	*	Earthlink, Inc	181,101
270	e*	Eclipsys Corp	5,657
10,864	e*	Evergreen Energy, Inc	10,212
5,500	e*	FalconStor Software, Inc	29,480
830	e*	Forrester Research, Inc	24,336
7,810	e*	Gartner, Inc	177,130
3,400	e*	Gerber Scientific, Inc	31,076
7,900	e*	Global Cash Access, Inc	39,974
4,330	e*	Global Sources Ltd	43,603
6,480	e*	H&E Equipment Services, Inc	62,597
6,010	e	Heartland Payment Systems, Inc	153,615
2,400	*	iGate Corp	20,808
2,300	e	infoGROUP, Inc	15,203
2,350	*	Informatica Corp	30,527
105		Infospace, Inc	1,139
1,600	e*	Interactive Intelligence, Inc	14,432
4,800	*	Interwoven, Inc	67,776
700		Jack Henry & Associates, Inc	14,231
6,450	*	JDA Software Group, Inc	98,105
2,400	e*	Kenexa Corp	37,896
700	*	Keynote Systems, Inc	9,275
1,700	e*	Korn/Ferry International	30,294
8,400	*	Lawson Software, Inc	58,800
6,600	e*	Limelight Networks, Inc	16,500
1,500	*	Liquidity Services, Inc	16,275
6,500	e*	Manhattan Associates, Inc	145,209
1,763	*	Mantech International Corp (Class A)	104,528
1,226	*	MicroStrategy, Inc (Class A)	72,984
1,700	*	ModusLink Global Solutions, Inc	16,337
100	e*	Monotype Imaging Holdings, Inc	1,113
12,390	*	MPS Group, Inc	124,891
300	*	NCI, Inc (Class A)	8,544
1,939	e*	Ness Technologies, Inc	22,240
2,310	e*	NetFlix, Inc	71,333
5,797	e*	On Assignment, Inc	45,680
1,100	*	Online Resources Corp	8,547
6,017	*	Parametric Technology Corp	110,713
7,700	e*	Perficient, Inc	51,128
6,193	*	Perot Systems Corp (Class A)	107,449
6,660	*	Premiere Global Services, Inc	93,640
5,320	*	Progress Software Corp	138,266
10,040	e*	Quest Software, Inc	127,408
2,200	*	Radisys Corp	18,920
5,920	e*	Rent-A-Center, Inc	131,898

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
21,806	e*	Sapient Corp	$162,019
800	e*	Sonus Networks, Inc	2,304
1,740	e	Sotheby's (Class A)	34,904
4,396	e*	SPSS, Inc	129,067
6,940	e*	Sybase, Inc	212,502
6,790	*	SYKES Enterprises, Inc	149,107
4,299	e*	SYNNEX Corp	96,040
12,281	e	Take-Two Interactive Software, Inc	201,407
10,686	*	TeleTech Holdings, Inc	132,934
3,833	e*	TIBCO Software, Inc	28,058
4,678	e*	TNS, Inc	90,613
11,499	e	United Online, Inc	108,206
5,600	*	Valueclick, Inc	57,288
6,048	*	Vasco Data Security International	62,657
2,572	e*	Virtusa Corp	16,744
5,738	e*	Websense, Inc	128,244
6,000	e*	Wind River Systems, Inc	60,000

		TOTAL BUSINESS SERVICES	5,582,530

CHEMICALS AND ALLIED PRODUCTS - 7.85%
2,300	e*	Acorda Therapeutics, Inc	54,855
5,600	e*	Adolor Corp	19,320
5,117	*	Albany Molecular Research, Inc	92,567
2,100	*	Alexion Pharmaceuticals, Inc	82,530
2,810	e*	Alkermes, Inc	37,373
2,365	e*	Alnylam Pharmaceuticals, Inc	68,467
900	e*	Alpharma, Inc (Class A)	33,201
5,750	e*	American Oriental Bioengineering, Inc	37,318
2,659		Arch Chemicals, Inc	93,863
2,700	e*	Arqule, Inc	8,694
400	e*	Caraco Pharmaceutical Laboratories Ltd	5,004
2,170	e*	Chattem, Inc	169,650
8,040	e*	Cubist Pharmaceuticals, Inc	178,728
1,800	e*	Cypress Bioscience, Inc	13,230
5,600	e*	Dendreon Corp	31,976
2,080	e*	Elizabeth Arden, Inc	40,830
1,650	e*	Emergent Biosolutions, Inc	21,599
8,190	e	Ferro Corp	164,618
2,900	e*	Geron Corp	11,455
7,200	e*	Halozyme Therapeutics, Inc	52,848
4,050	e	Hercules, Inc	80,150
700	e*	Idera Pharmaceuticals, Inc	9,849
2,134	e*	Immucor, Inc	68,203
3,137		Innophos Holdings, Inc	76,480
5,200	e	Innospec, Inc	62,712
6,643	e*	Inspire Pharmaceuticals, Inc	23,716
700	e	Inter Parfums, Inc	9,492
3,346	e	Koppers Holdings, Inc	125,174
600	*	Landec Corp	4,914
3,612	e	Martek Biosciences Corp	113,489
8,441	e*	Medicines Co	195,999
9,923	e	Medicis Pharmaceutical Corp (Class A)	147,952
2,000	e	Minerals Technologies, Inc	118,720
2,900	e*	Neurocrine Biosciences, Inc	13,601
1,220		NewMarket Corp	64,123
800	e*	Noven Pharmaceuticals, Inc	9,344
11,320	*	NPS Pharmaceuticals, Inc	80,825
5,000	e*	Obagi Medical Products, Inc	49,900

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
3,510	e	Olin Corp	$68,094
1,630	e*	OM Group, Inc	36,675
382	e*	Omrix Biopharmaceuticals, Inc	6,853
1,350	e*	Onyx Pharmaceuticals, Inc	48,843
4,514	e*	OSI Pharmaceuticals, Inc	222,494
3,333	e*	Pain Therapeutics, Inc	32,563
890	e*	Parexel International Corp	25,507
9,500	e	PDL BioPharma, Inc	88,445
4,143	e*	PetMed Express, Inc	65,045
2,760	e*	Pozen, Inc	29,008
2,700	*	Prestige Brands Holdings, Inc	23,976
1,900	e*	Salix Pharmaceuticals Ltd	12,179
1,183	e	Sciele Pharma, Inc	36,425
1,300	e	Sensient Technologies Corp	36,569
1,761	e*	Unifi, Inc	8,523
1,480	e*	United Therapeutics Corp	155,652
3,100	e*	Valeant Pharmaceuticals International	63,457
8,040	e*	Viropharma, Inc	105,485
5,127	e*	WR Grace & Co	77,520
700	e*	Xenoport, Inc	33,943

		TOTAL CHEMICALS AND ALLIED PRODUCTS	3,650,025

COAL MINING - 0.11%
5,700	e*	International Coal Group, Inc	35,568
982	e*	Westmoreland Coal Co	15,516

		TOTAL COAL MINING	51,084

COMMUNICATIONS - 2.53%
2,814	e	Adtran, Inc	54,845
2,850	e*	Anixter International, Inc	169,603
2,851	e	Atlantic Tele-Network, Inc	79,828
4,000	e*	Brightpoint, Inc	28,800
12,265	e*	Centennial Communications Corp (Class A)	76,534
49,510	e*	Cincinnati Bell, Inc	152,985
2,827	e*	Cox Radio, Inc (Class A)	29,853
2,000	e*	Cumulus Media, Inc (Class A)	8,520
6,355	*	Foundry Networks, Inc	115,725
5,500	ev*	IDT Corp (Class B)	4,070
1,108	e*	iPCS, Inc	24,675
5,250	e*	j2 Global Communications, Inc	122,588
500	e*	Neutral Tandem, Inc	9,270
3,200	e*	Novatel Wireless, Inc	19,392
5,100		NTELOS Holdings Corp	137,139
2,300	*	Syniverse Holdings, Inc	38,203
5,645	e*	TeleCommunication Systems, Inc (Class A)	39,007
3,741	e	USA Mobility, Inc	41,151
7,900	e*	Virgin Mobile USA, Inc (Class A)	23,226

		TOTAL COMMUNICATIONS	1,175,414

DEPOSITORY INSTITUTIONS - 8.19%
1,200	e	1st Source Corp	28,200
2,810	e	Ameris Bancorp	41,729
1,102	e	Bancfirst Corp	53,260
3,500	e	Banco Latinoamericano de Exportaciones S.A. (Class E)	50,470
100		Bank Mutual Corp	1,135
1,450		Bank of New York Mellon Corp	47,241
2,132	e	Bank of the Ozarks, Inc	57,564
8,311	e	Banner Corp	99,815
2,700	e	Berkshire Hills Bancorp, Inc	86,400
5,600	e	Boston Private Financial Holdings, Inc	48,944
1,080	e	Cathay General Bancorp	25,704

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
2,600	e	Citizens Republic Bancorp, Inc	$8,008
2,600	e	City Holding Co	109,850
8,851	e	Colonial Bancgroup, Inc	69,569
770		Columbia Banking System, Inc	13,652
1,300	e	Community Bank System, Inc	32,695
523	e	Community Trust Bancorp, Inc	17,991
3,400	e*	Dollar Financial Corp	52,326
298	e	First Bancorp	5,096
3,980	e	First Financial Bancorp	58,108
1,770	e	First Financial Bankshares, Inc	91,828
400	e	First Financial Holdings, Inc	10,472
3,700		First Merchants Corp	84,360
11,654	e	First Niagara Financial Group, Inc	183,550
1,830	e	First Place Financial Corp	23,516
1,100	e	FirstMerit Corp	23,100
2,690	e	FNB Corp	42,986
1,800	e	Greene County Bancshares, Inc	42,318
1,300	e	Hancock Holding Co	66,300
2,685	e	Hanmi Financial Corp	13,559
431	e	Home Bancshares, Inc	11,150
900		IBERIABANK Corp	47,565
900	e	Independent Bank Corp	28,053
2,870	e	Integra Bank Corp	22,903
2,140	e	Lakeland Bancorp, Inc	25,017
400	e	Lakeland Financial Corp	8,784
2,743	e	MainSource Financial Group, Inc	53,763
800	e	Nara Bancorp, Inc	8,960
5,500	e	National Penn Bancshares, Inc	80,300
2,120	e	NBT Bancorp, Inc	63,430
3,660	e*	Net 1 UEPS Technologies, Inc	81,728
6,088	e	Northwest Bancorp, Inc	167,663
4,714	e	Old Second Bancorp, Inc	87,303
900	e	PacWest Bancorp	25,731
200	e*	Pinnacle Financial Partners, Inc	6,160
4,142	e	Prosperity Bancshares, Inc	140,786
4,700		Provident Financial Services, Inc	77,597
2,024	e	Renasant Corp	43,941
1,265	e	Republic Bancorp, Inc (Class A)	38,355
1,165	e	Sandy Spring Bancorp, Inc	25,747
982	e	SCBT Financial Corp	36,923
990	e	Sierra Bancorp	20,651
2,110		Simmons First National Corp (Class A)	75,116
800	e	South Financial Group, Inc	5,864
5,765	e	Southwest Bancorp, Inc	101,868
9,038	e	Sterling Bancshares, Inc	94,447
700	e	Sterling Financial Corp	10,150
100		Suffolk Bancorp	3,941
5,392	*	Sun Bancorp, Inc	73,062
2,500	e	Susquehanna Bancshares, Inc	48,800
1,860	e*	SVB Financial Group	107,731
4,270	e*	Texas Capital Bancshares, Inc	88,645
708		Tompkins Trustco, Inc	35,754
4,580	e	Trustmark Corp	94,989
3,773	e	UMB Financial Corp	198,157
4,900	e	Umpqua Holdings Corp	72,079
1,700	e	United Bankshares, Inc	59,500
3,426	e	United Community Banks, Inc	45,431
1,203		United Financial Bancorp, Inc	17,865
6,802	e	Wilshire Bancorp, Inc	82,780

		TOTAL DEPOSITORY INSTITUTIONS	3,808,435

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
EATING AND DRINKING PLACES - 1.30%
2,500	e*	AFC Enterprises	$18,150
4,810	e	Bob Evans Farms, Inc	131,265
1,000	e*	California Pizza Kitchen, Inc	12,870
2,340	e*	CEC Entertainment, Inc	77,688
900		CKE Restaurants, Inc	9,540
24,177	e*	Denny’s Corp	62,377
500	*	Einstein Noah Restaurant Group, Inc	5,040
4,750	e*	Jack in the Box, Inc	100,225
4,802	e*	Papa John’s International, Inc	130,422
2,500	e*	PF Chang’s China Bistro, Inc	58,850

		TOTAL EATING AND DRINKING PLACES	606,427

EDUCATIONAL SERVICES - 0.22%
1,970	*	American Public Education, Inc	95,112
500	e*	Learning Tree International, Inc	6,225

		TOTAL EDUCATIONAL SERVICES	101,337

ELECTRIC, GAS, AND SANITARY SERVICES - 4.03%
4,520	e	Avista Corp	98,129
400	e	Chesapeake Utilities Corp	13,284
1,340	*	Clean Harbors, Inc	90,517
9,030	*	El Paso Electric Co	189,630
1,800	e	Laclede Group, Inc	87,282
1,390		New Jersey Resources Corp	49,887
1,940	e	Northwest Natural Gas Co	100,880
6,155	e	NorthWestern Corp	154,675
2,200		Otter Tail Corp	67,606
1,761		Piedmont Natural Gas Co, Inc	56,282
8,813		Portland General Electric Co	208,515
2,100	e	South Jersey Industries, Inc	74,970
6,724		Southwest Gas Corp	203,468
5,960	e	UIL Holdings Corp	204,607
720	e	Unisource Energy Corp	21,017
600	*	Waste Services, Inc	4,446
4,700		Westar Energy, Inc	108,288
4,350	e	WGL Holdings, Inc	141,158

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	1,874,641

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.93%
2,000	*	Actel Corp	24,960
3,950	e	Acuity Brands, Inc	164,952
13,480	e*	Amkor Technology, Inc	85,868
2,900	e*	Applied Micro Circuits Corp	17,342
1,930	e*	AZZ, Inc	79,844
6,270	e*	Benchmark Electronics, Inc	88,282
7,200	*	BigBand Networks, Inc	26,568
2,380	*	Ceradyne, Inc	87,251
1,700	e*	Checkpoint Systems, Inc	31,994
1,775	e*	Comtech Telecommunications Corp	87,401
2,170	e	Cubic Corp	53,360
623	e*	Energy Conversion Devices, Inc	36,290
4,580	e*	Exide Technologies	33,800
13,070	*	GrafTech International Ltd	197,487
10,080	*	Harmonic, Inc	85,176
2,000		IXYS Corp	18,180
8,266		Methode Electronics, Inc	73,898
4,240	e*	Microsemi Corp	108,035
3,500	e*	Microvision, Inc	6,790

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
1,200	e*	MIPS Technologies, Inc	$4,212
2,860	e*	Monolithic Power Systems, Inc	49,678
1,307	e*	Moog, Inc (Class A)	56,044
6,448	e*	Multi-Fineline Electronix, Inc	95,366
400	*	NVE Corp	11,324
4,436	e*	Omnivision Technologies, Inc	50,615
5,134	e*	ON Semiconductor Corp	34,706
2,979	*	Oplink Communications, Inc	35,957
2,499	e*	OSI Systems, Inc	58,751
6,340	*	Pericom Semiconductor Corp	66,570
3,770	e	Plantronics, Inc	84,900
5,010	*	Plexus Corp	103,707
13,530	e*	PMC - Sierra, Inc	100,393
3,965	e*	Polycom, Inc	91,711
5,910	e*	Polypore International, Inc	127,124
400	*	Powell Industries, Inc	16,324
1,950	e*	Power Integrations, Inc	46,995
4,500	e*	Powerwave Technologies, Inc	17,820
65,800	e*	Sanmina-SCI Corp	92,120
9,120	e*	Semtech Corp	127,315
12,684	e*	Silicon Image, Inc	67,733
14,597	*	Silicon Storage Technology, Inc	47,586
9,090	e*	Skyworks Solutions, Inc	75,992
2,700	e*	Standard Microsystems Corp	67,446
944	e*	Starent Networks Corp	12,215
2,069	e*	Synaptics, Inc	62,525
3,780	e*	Tekelec	52,882
4,530	e*	Tessera Technologies, Inc	74,020
20,376	e*	Triquint Semiconductor, Inc	97,601
5,670	e*	TTM Technologies, Inc	56,246
4,100	e*	US Geothermal, Inc	7,298
700	e*	Utstarcom, Inc	2,359
840	*	Viasat, Inc	19,807

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	3,222,820

ENGINEERING AND MANAGEMENT SERVICES - 2.94%
952	e*	Ariad Pharmaceuticals, Inc	2,351
4,290	e*	Celera Corp	66,281
933	e*	China Direct, Inc	3,937
500	*	comScore, Inc	8,815
400	e*	CRA International, Inc	10,992
700	e*	CV Therapeutics, Inc	7,560
350	e*	Exelixis, Inc	2,128
600	e*	ICF International, Inc	11,850
6,800	e*	Isis Pharmaceuticals, Inc	114,852
1,030	e*	Kendle International, Inc	46,051
200	e*	LECG Corp	1,614
2,052	e*	Luminex Corp	51,321
2,200		MAXIMUS, Inc	81,048
2,788	*	Michael Baker Corp	97,023
2,770	e*	Myriad Genetics, Inc	179,718
2,800	*	Omnicell, Inc	36,820
6,983	e*	PharmaNet Development Group, Inc	50,417
3,432	e*	PRG-Schultz International, Inc	30,751

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
6,220	e*	Regeneron Pharmaceuticals, Inc	$135,783
5,743	e*	Seattle Genetics, Inc	61,450
3,500	*	Sequenom, Inc	93,170
2,573	*	Tetra Tech, Inc	61,906
4,279		Watson Wyatt & Co Holdings (Class A)	212,794

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	1,368,632

FABRICATED METAL PRODUCTS - 1.29%
5,333	e*	Chart Industries, Inc	152,310
3,770	e	CIRCOR International, Inc	163,731
3,669		Gulf Island Fabrication, Inc	126,470
5,033	e	Mueller Water Products, Inc (Class A)	45,196
2,090	e*	NCI Building Systems, Inc	66,358
500	*	Park-Ohio Holdings Corp	8,945
500	e	Sun Hydraulics Corp	13,020
4,000	*	Trimas Corp	26,240

		TOTAL FABRICATED METAL PRODUCTS	602,270

FOOD AND KINDRED PRODUCTS - 1.22%
100	*	Central Garden & Pet Co	588
15,986	*	Darling International, Inc	177,604
1,500		Diamond Foods, Inc	42,045
3,900		Flowers Foods, Inc	114,504
1,240	e*	National Beverage Corp	10,999
600	e*	Omega Protein Corp	7,056
3,210	e*	Ralcorp Holdings, Inc	216,386

		TOTAL FOOD AND KINDRED PRODUCTS	569,182

FOOD STORES - 0.43%
540		Ingles Markets, Inc (Class A)	12,328
5,835	e	Ruddick Corp	189,346

		TOTAL FOOD STORES	201,674

FURNITURE AND FIXTURES - 0.67%
6,713	e	Herman Miller, Inc	164,267
3,100	e	HNI Corp	78,554
900	e	Kimball International, Inc (Class B)	9,720
4,950	e	Tempur-Pedic International, Inc	58,212

		TOTAL FURNITURE AND FIXTURES	310,753

FURNITURE AND HOMEFURNISHINGS STORES - 0.38%
1,600	e*	hhgregg, Inc	$15,600
10,660		Knoll, Inc	161,179

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	176,779

GENERAL BUILDING CONTRACTORS - 0.53%
400	e*	Beazer Homes USA, Inc	2,392
1,000	e*	Hovnanian Enterprises, Inc (Class A)	7,990
6,150	e*	Perini Corp	158,609
2,841	e	Ryland Group, Inc	75,343

		TOTAL GENERAL BUILDING CONTRACTORS	244,334

GENERAL MERCHANDISE STORES - 0.38%
3,270		Casey’s General Stores, Inc	98,655
4,081	e*	Conn’s, Inc	76,356

		TOTAL GENERAL MERCHANDISE STORES	175,011

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
HEALTH SERVICES - 0.87%
310	*	Amsurg Corp	$7,896
4,450	e*	CryoLife, Inc	58,384
6,790	*	Enzo Biochem, Inc	74,553
5,200	e*	Five Star Quality Care, Inc	19,500
1,490	e*	Genoptix, Inc	48,678
4,000	e*	Immunomedics, Inc	7,120
1,404	*	Life Sciences Research, Inc	49,140
1,310	*	Magellan Health Services, Inc	53,789
2,600	e*	Nighthawk Radiology Holdings, Inc	18,772
417	e*	Odyssey HealthCare, Inc	4,233
1,400	e*	RehabCare Group, Inc	25,340
2,250	*	Skilled Healthcare Group, Inc (Class A)	35,753
368	e*	Virtual Radiologic Corp	3,003

		TOTAL HEALTH SERVICES	406,161

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.41%
1,580	e	Granite Construction, Inc	56,596
6,477	e*	Matrix Service Co	123,711
600	e*	Sterling Construction Co, Inc	9,720

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	190,027

HOLDING AND OTHER INVESTMENT OFFICES - 5.74%
1,929		Agree Realty Corp	55,169
100	e	Alexander’s, Inc	40,000
1,055	e	American Capital Agency Corp	18,273
1,869	e	Anthracite Capital, Inc	10,018
6,750		Anworth Mortgage Asset Corp	39,960
11,680	e	Ashford Hospitality Trust, Inc	47,304
9,001	e	Capital Lease Funding, Inc	71,378
7,900		Capstead Mortgage Corp	86,505
2,600	e	Cedar Shopping Centers, Inc	34,372
1,910	e	Corporate Office Properties Trust	77,069
19,290	e	DiamondRock Hospitality Co	175,539
1,800	e	EastGroup Properties, Inc	87,372
2,280		Equity Lifestyle Properties, Inc	120,908
2,400	e	Extra Space Storage, Inc	36,864
19,358	e	FelCor Lodging Trust, Inc	138,603
1,839		First Industrial Realty Trust, Inc	52,743
2,000		First Potomac Realty Trust	34,380
2,024	e	Getty Realty Corp	44,872
2,100	e	Glimcher Realty Trust	21,924
6,910	e	Hersha Hospitality Trust	51,410
400		Highwoods Properties, Inc	14,224
943		Home Properties, Inc	54,647
3,000	e	Kite Realty Group Trust	33,000
3,449	e	LaSalle Hotel Properties	80,431
3,552	e	Mid-America Apartment Communities, Inc	174,545

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
2,210		Mission West Properties, Inc	$21,525
2,300	e	Newcastle Investment Corp	14,605
5,000	e	NorthStar Realty Finance Corp	38,750
2,320		Omega Healthcare Investors, Inc	45,611
3,474	e	Pennsylvania Real Estate Investment Trust	65,485
1,800	e	Prospect Capital Corp	23,058
3,445	e	PS Business Parks, Inc	198,432
2,340		Saul Centers, Inc	118,264
1,576		Sovran Self Storage, Inc	70,431
10,260	e	Strategic Hotels & Resorts, Inc	77,463
1,600	e	Sun Communities, Inc	31,696
10,632	e	Sunstone Hotel Investors, Inc	143,532
1,980	e	Tanger Factory Outlet Centers, Inc	86,704
2,840	e	Urstadt Biddle Properties, Inc (Class A)	53,250
2,200		Washington Real Estate Investment Trust	80,586

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	2,670,902

HOTELS AND OTHER LODGING PLACES - 0.14%
1,800	*	Gaylord Entertainment Co	52,866
1,000	e*	Isle of Capri Casinos, Inc	9,020
700	e*	Riviera Holdings Corp	5,145

		TOTAL HOTELS AND OTHER LODGING PLACES	67,031

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.70%
6,790	e	Actuant Corp (Class A)	171,379
900		Alamo Group, Inc	15,345
4,700	*	Altra Holdings, Inc	69,372
3,928	e	Ampco-Pittsburgh Corp	101,735
1,130		Black Box Corp	39,019
10,243	e*	Cirrus Logic, Inc	55,824
2,997	*	Columbus McKinnon Corp	70,639
11,900	*	Emulex Corp	126,973
3,658	*	ENGlobal Corp	48,542
4,361	e*	EnPro Industries, Inc	162,055
19,800	e*	Extreme Networks, Inc	66,726
270	e	Graham Corp	14,607
2,850	*	Intermec, Inc	55,974
400	*	Kadant, Inc	9,108
470	e	Lindsay Manufacturing Co	34,193
4,860	*	Micros Systems, Inc	129,568
5,160	e	Modine Manufacturing Co	74,717
361	e	Nacco Industries, Inc (Class A)	34,122
5,500	*	Netezza Corp	58,355
2,990	*	Netgear, Inc	44,850
1,200		NN, Inc	15,420
900	e	Nordson Corp	44,199
49,030	ev*	Quantum Corp	52,952
5,780	e*	Riverbed Technology, Inc	72,366
5,450	e	Robbins & Myers, Inc	168,569
2,260	e	Sauer-Danfoss, Inc	55,799
2,760	e*	Scansource, Inc	79,460
1,100		Standex International Corp	30,525
1,570	e*	Super Micro Computer, Inc	14,146
1,000	*	T-3 Energy Services, Inc	37,120
1,100	*	Ultratech, Inc	13,310
4,700	*	VeriFone Holdings, Inc	77,738
4,070		Woodward Governor Co	143,549

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	2,188,256

INSTRUMENTS AND RELATED PRODUCTS - 6.30%
700	e*	Accuray, Inc	5,649
4,100	e*	American Medical Systems Holdings, Inc	72,816
800	e	Analogic Corp	39,808
1,300	*	Angiodynamics, Inc	20,540
1,720	*	Bio-Rad Laboratories, Inc (Class A)	170,486

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
4,037	e*	Bruker BioSciences Corp	$53,813
2,521	e*	Cantel Medical Corp	24,252
500	e*	Coherent, Inc	17,775
4,310	*	Conmed Corp	137,920
5,770	e*	Cynosure, Inc (Class A)	103,514
1,760	*	Dionex Corp	111,848
600	*	Exactech, Inc	13,344
2,412	e*	FARO Technologies, Inc	49,132
6,835	e*	Fossil, Inc	192,952
4,161	e*	I-Flow Corp	38,739
3,390	*	II-VI, Inc	131,057
3,400	e	Invacare Corp	82,076
7,240	e*	ION Geophysical Corp	102,736
1,600	e*	Kensey Nash Corp	50,336
900	e*	LaBarge, Inc	13,554
7,083	e*	Lydall, Inc	68,209
3,050	e*	Masimo Corp	113,460
300	e*	Medical Action Industries, Inc	3,939
6,930	*	Merit Medical Systems, Inc	130,076
4,860	e	Movado Group, Inc	108,621
3,007	e	MTS Systems Corp	126,595
1,557	e*	NuVasive, Inc	76,807
1,900	e*	NxStage Medical, Inc	8,018
710	e*	Rofin-Sinar Technologies, Inc	21,733
600	e*	SonoSite, Inc	18,840
6,950	e	STERIS Corp	261,181
3,902	*	Teledyne Technologies, Inc	223,039
4,373	*	Varian, Inc	187,602
2,411	e*	Vivus, Inc	19,143
1,800	e*	Vnus Medical Technologies, Inc	37,674
300	e*	Volcano Corp	5,187
2,567	e*	Zoll Medical Corp	83,992
400	*	Zygo Corp	5,032

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	2,931,495

INSURANCE AGENTS, BROKERS AND SERVICE - 0.15%
100		Hilb Rogal & Hobbs Co	4,674
4,300	e	National Financial Partners Corp	64,500

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	69,174

INSURANCE CARRIERS - 5.01%
12,200	e	Ambac Financial Group, Inc	28,426
5,750	*	AMERIGROUP Corp	145,130
7,410	*	Amerisafe, Inc	134,862
1,441	*	Argo Group International Holdings Ltd	53,101
7,538		Aspen Insurance Holdings Ltd	207,296
4,740	e	Assured Guaranty Ltd	77,072
1,500	e	Castlepoint Holdings Ltd	16,695
2,890	*	Catalyst Health Solutions, Inc	75,487
8,610	*	Centene Corp	176,591
4,720	*	CNA Surety Corp	78,824
1,900		Delphi Financial Group, Inc (Class A)	53,276
700		Flagstone Reinsurance Holdings Ltd	7,189
3,970	e*	Hallmark Financial Services	36,087
6,460	e*	Healthspring, Inc	136,694
2,910	e	IPC Holdings Ltd	87,911
600	e	LandAmerica Financial Group, Inc	14,550
9,556		Meadowbrook Insurance Group, Inc	67,465
5,295	*	Molina Healthcare, Inc	164,145
400	e	National Interstate Corp	9,612
1,136	*	Navigators Group, Inc	65,888
4,210	e	Odyssey Re Holdings Corp	184,398
5,050		Platinum Underwriters Holdings Ltd	179,174
1,500	*	PMA Capital Corp (Class A)	13,230
2,900	e	PMI Group, Inc	8,555

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
200	e	Presidential Life Corp	$3,158
7,774	e*	Primus Guaranty Ltd	20,368
3,400		Radian Group, Inc	17,136
1,900	*	SeaBright Insurance Holdings, Inc	24,700
600	e	Tower Group, Inc	14,136
6,575	e*	Universal American Financial Corp	80,149
6,390		Validus Holdings Ltd	148,568

		TOTAL INSURANCE CARRIERS	2,329,873

LEATHER AND LEATHER PRODUCTS - 0.35%
2,100	e*	Steven Madden Ltd	52,038
4,160	e	Wolverine World Wide, Inc	110,074

		TOTAL LEATHER AND LEATHER PRODUCTS	162,112

LEGAL SERVICES - 0.11%
1,294	e*	Pre-Paid Legal Services, Inc	53,390

		TOTAL LEGAL SERVICES	53,390

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.13%
2,030	e*	Emergency Medical Services Corp (Class A)	60,656

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	60,656

METAL MINING - 0.30%
200	e*	Apex Silver Mines Ltd	344
7,599	*	Rosetta Resources, Inc	139,518

		TOTAL METAL MINING	139,862

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.61%
3,870	e	Blyth, Inc	43,886
9,710	e	Callaway Golf Co	136,620
3,030	e*	Jakks Pacific, Inc	75,477
730	e*	RC2 Corp	14,600
2,500	e*	Shuffle Master, Inc	12,725

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	283,308

MISCELLANEOUS RETAIL - 1.26%
11,640	*	1-8-FLOWERS.COM, Inc (Class A)	70,073
2,610		Cash America International, Inc	94,064
10,707	*	Ezcorp, Inc (Class A)	201,293
3,900	e*	Fuqi International, Inc	31,785
1,060	e	Longs Drug Stores Corp	80,178
2,100	*	PC Connection, Inc	14,049
1,500	e*	PC Mall, Inc	10,245
4,985	e	Systemax, Inc	70,089
800	e*	Zumiez, Inc	13,184

		TOTAL MISCELLANEOUS RETAIL	584,960

MOTION PICTURES - 0.23%
34,009	e*	Blockbuster, Inc (Class A)	69,718
3,300	e	National CineMedia, Inc	36,465

		TOTAL MOTION PICTURES	106,183

NONDEPOSITORY INSTITUTIONS - 0.67%
11,533	e	Advance America Cash Advance Centers, Inc	34,484
4,400		Ares Capital Corp	45,892
200	b*	DVI, Inc	0

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
500	e*	Encore Capital Group, Inc	$6,850
1,665	*	First Cash Financial Services, Inc	24,975
1,800	e	Kohlberg Capital Corp	15,462
1,100	*	Mitcham Industries, Inc	11,099
1,200	e	Patriot Capital Funding, Inc	7,644
12,143	e*	thinkorswim Group, Inc	101,151
1,800	e*	World Acceptance Corp	64,800

		TOTAL NONDEPOSITORY INSTITUTIONS	312,357

NONMETALLIC MINERALS, EXCEPT FUELS - 0.24%
2,150	e	Compass Minerals International, Inc	112,638

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	112,638

OIL AND GAS EXTRACTION - 3.90%
1,600	e*	Abraxas Petroleum Corp	4,176
1,100	e*	Approach Resources, Inc	15,906
800	*	Arena Resources, Inc	31,080
4,380	e*	Basic Energy Services, Inc	93,294
2,390	e	Berry Petroleum Co (Class A)	92,565
2,230	e*	Bill Barrett Corp	71,605
2,320	e*	Clayton Williams Energy, Inc	163,629
1,890	e*	Complete Production Services, Inc	38,046
2,774	*	Comstock Resources, Inc	138,838
4,780	*	Concho Resources, Inc	131,976
1,291	*	Dawson Geophysical Co	60,277
20,272	e*	Endeavour International Corp	26,759
11,300	e*	Energy Partners Ltd	97,971
14,852	e	Energy XXI Bermuda Ltd	45,150
3,000	e*	EXCO Resources, Inc	48,960
2,200	e*	Gasco Energy, Inc	4,004
500	*	Geokinetics, Inc	9,500
1,300	e*	Georesources, Inc	14,898
1,000	*	Goodrich Petroleum Corp	43,590
4,214	e*	McMoRan Exploration Co	99,619
8,700	e*	Meridian Resource Corp	16,008
300	e	Panhandle Oil and Gas, Inc (Class A)	8,589
1,320		Penn Virginia Corp	70,541
200	m,v*	Petrocorp, Inc	0
4,278	e*	Petroquest Energy, Inc	65,667
3,000	e*	Quest Resource Corp	7,980
693		Smith International, Inc	40,638
3,330	*	Stone Energy Corp	140,958
2,750	*	Swift Energy Co	106,398
16,600	e*	Vaalco Energy, Inc	113,544
500	*	Willbros Group, Inc	13,250

		TOTAL OIL AND GAS EXTRACTION	1,815,416

PAPER AND ALLIED PRODUCTS - 0.40%
1,500	e*	AbitibiBowater, Inc	5,805
2,373	*	Buckeye Technologies, Inc	19,435
1,722	e*	Kapstone Paper and Packaging Corp	10,935
3,697	e	Rock-Tenn Co (Class A)	147,806

		TOTAL PAPER AND ALLIED PRODUCTS	183,981

PERSONAL SERVICES - 0.32%
3,700		Regis Corp	101,750
3,400	e*	Sally Beauty Holdings, Inc	29,240
500	*	Steiner Leisure Ltd	17,190

		TOTAL PERSONAL SERVICES	148,180

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
PETROLEUM AND COAL PRODUCTS - 0.26%
3,621	e*	CVR Energy, Inc	$30,851
16,845	e*	Gran Tierra Energy, Inc	62,495
984		Quaker Chemical Corp	28,005

		TOTAL PETROLEUM AND COAL PRODUCTS	121,351

PRIMARY METAL INDUSTRIES - 1.01%
4,590	e	Belden CDT, Inc	145,915
1,050	e*	Century Aluminum Co	29,075
1,900	e	Gibraltar Industries, Inc	35,549
900	*	Haynes International, Inc	42,147
1,113		Matthews International Corp (Class A)	56,474
4,750		Mueller Industries, Inc	109,298
1,100		Olympic Steel, Inc	32,439
1,350	e	Worthington Industries, Inc	20,169

		TOTAL PRIMARY METAL INDUSTRIES	471,066

PRINTING AND PUBLISHING - 0.98%
800	e*	ACCO Brands Corp	6,032
4,730	e	Bowne & Co, Inc	54,632
2,510	e*	Consolidated Graphics, Inc	76,128
700	e	CSS Industries, Inc	18,018
5,960		Ennis, Inc	92,142
2,500	e	McClatchy Co (Class A)	11,000
3,800	e	Standard Register Co	37,430
6,480	e*	Valassis Communications, Inc	56,117
3,210	e*	VistaPrint Ltd	105,416

		TOTAL PRINTING AND PUBLISHING	456,915

REAL ESTATE - 0.35%
6,998	e	DuPont Fabros Technology, Inc	106,720
5,740	e*	LoopNet, Inc	56,424

		TOTAL REAL ESTATE	163,144

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.93%
850	e*	Deckers Outdoor Corp	88,468
5,000		Schulman (A.), Inc	98,900
3,630	*	Skechers U.S.A., Inc (Class A)	61,093
3,500	e	Titan International, Inc	74,620
3,940	e	Tupperware Corp	108,862

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	431,943

SECURITY AND COMMODITY BROKERS - 1.44%
2,800	e*	Duff & Phelps Corp (Class A)	58,884
5,580	e	Evercore Partners, Inc (Class A)	100,328
2,720	e*	FCStone Group, Inc	48,933
1,600	e	GAMCO Investors, Inc (Class A)	94,880
14,180		GFI Group, Inc	66,788
6,800	*	Knight Capital Group, Inc (Class A)	101,048
2,520	e*	Stifel Financial Corp	125,748
3,638		SWS Group, Inc	73,342

		TOTAL SECURITY AND COMMODITY BROKERS	669,951

SOCIAL SERVICES - 0.01%
189	e*	Res-Care, Inc	3,428

		TOTAL SOCIAL SERVICES	3,428

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
SPECIAL TRADE CONTRACTORS - 0.89%
999	e*	AsiaInfo Holdings, Inc	$9,171
11,590		Comfort Systems USA, Inc	154,842
2,759	e*	Dycom Industries, Inc	35,922
8,180	e*	EMCOR Group, Inc	215,298

		TOTAL SPECIAL TRADE CONTRACTORS	415,233

STONE, CLAY, AND GLASS PRODUCTS - 0.33%
3,620	e	Apogee Enterprises, Inc	54,409
1,700	e*	Cabot Microelectronics Corp	54,536
900	e	CARBO Ceramics, Inc	46,449

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	155,394

TEXTILE MILL PRODUCTS - 0.12%
8,500	e	Xerium Technologies, Inc	54,740

		TOTAL TEXTILE MILL PRODUCTS	54,740

TRANSPORTATION BY AIR - 0.64%
11,600	e*	Airtran Holdings, Inc	28,188
100	e*	PHI, Inc	3,693
7,100	e	Skywest, Inc	113,458
14,380	e	UAL Corp	126,400
4,500	e*	US Airways Group, Inc	27,135

		TOTAL TRANSPORTATION BY AIR	298,874

TRANSPORTATION EQUIPMENT - 2.21%
2,508	e*	Amerigon, Inc (Class A)	16,503
5,639	e	ArvinMeritor, Inc	73,533
1,860	*	ATC Technology Corp	44,156
10,127	e*	Cogo Group, Inc	53,369
1,570		Ducommun, Inc	37,492
2,900	*	Hayes Lemmerz International, Inc	7,917
2,904	e	Heico Corp	95,309
6,030	e*	Lear Corp	63,315
600	*	LMI Aerospace, Inc	12,066
2,360	e	Polaris Industries, Inc	107,356
4,560	e*	Tenneco, Inc	48,473
2,900	e*	TransDigm Group, Inc	99,267
3,590	e	Triumph Group, Inc	164,099
4,030		Westinghouse Air Brake Technologies Corp	206,457

		TOTAL TRANSPORTATION EQUIPMENT	1,029,312

TRANSPORTATION SERVICES - 0.54%
500	e*	Dynamex, Inc	14,230
3,568	*	HUB Group, Inc (Class A)	134,336
6,120	e	Pacer International, Inc	100,796

		TOTAL TRANSPORTATION SERVICES	249,362

TRUCKING AND WAREHOUSING - 0.66%
2,814	e	Arkansas Best Corp	94,804
720	e*	Marten Transport Ltd	14,047
2,480	e*	Old Dominion Freight Line	70,283
1,000	*	Saia, Inc	13,280
3,800	e	Werner Enterprises, Inc	82,498
2,600	e*	YRC Worldwide, Inc	31,096

		TOTAL TRUCKING AND WAREHOUSING	306,008

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
WATER TRANSPORTATION - 0.39%
2,300	e	Nordic American Tanker Shipping	$73,738
1,800	e	Ship Finance International Ltd	38,808
2,020	e*	TBS International Ltd (Class A)	27,189
2,100	e	Teekay Tankers Ltd (Class A)	35,553
1,000	e*	Ultrapetrol Bahamas Ltd	7,850

		TOTAL WATER TRANSPORTATION	183,138

WHOLESALE TRADE-DURABLE GOODS - 2.07%
7,110		Applied Industrial Technologies, Inc	191,472
5,640	e	Barnes Group, Inc	114,041
4,800	*	Beacon Roofing Supply, Inc	74,976
1,970	e	Castle (A.M.) & Co	34,042
1,500	*	Digi International, Inc	15,300
1,695	e	Houston Wire & Cable Co	29,103
3,700	e	IKON Office Solutions, Inc	62,937
6,000	e*	Insight Enterprises, Inc	80,460
1,536	e*	MWI Veterinary Supply, Inc	60,349
3,240	e	Owens & Minor, Inc	157,141
5,238	e*	PSS World Medical, Inc	102,141
1,490	e*	Solera Holdings, Inc	42,793

		TOTAL WHOLESALE TRADE-DURABLE GOODS	964,755

WHOLESALE TRADE-NONDURABLE GOODS - 1.31%
2,400	e	Andersons, Inc	84,528
1,400	e*	Fresh Del Monte Produce, Inc	31,080
3,923	e*	LSB Industries, Inc	54,334
800	e	Nash Finch Co	34,496
6,983		Spartan Stores, Inc	173,737
2,700	e*	Tractor Supply Co	113,535
1,800	e*	United Stationers, Inc	86,094
1,700	e*	Volcom, Inc	29,376

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	607,180

		TOTAL COMMON STOCK (Cost $50,004,843)	46,424,421

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES	COMPANY	VALUE
SHORT-TERM INVESTMENTS - 29.51%
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 29.51%
13,729,568	State Street Navigator Securities Lending Prime Portfolio	$13,729,568

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	13,729,568

	TOTAL SHORT-TERM INVESTMENTS (Cost $13,729,568)	13,729,568

	TOTAL PORTFOLIO - 129.30% (Cost $63,734,411)	60,153,989
	OTHER ASSETS & LIABILITIES, NET - (29.30)%	(13,631,217)

	NET ASSETS - 100.00%	$46,522,772

*	Non-income producing.

b	In bankruptcy.

e	All or a portion of these securities are out on loan.

m	Indicates a security has been deemed illiquid.

v	Security valued at fair value.

At September 30, 2008, the unrealized depreciation on investments was $3,580,422, consisting of gross unrealized appreciation of $3,217,113 and gross unrealized depreciation of $6,797,535.

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

TIAA-CREF LIFE FUNDS

STOCK INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2008

SHARES		COMPANY	VALUE
COMMON STOCK - 98.30%
AGRICULTURAL PRODUCTION-CROPS - 0.01%
439	e*	Chiquita Brands International, Inc	$6,941

		TOTAL AGRICULTURAL PRODUCTION-CROPS	6,941

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
200	e	Cal-Maine Foods, Inc	5,488
439	e	Pilgrim’s Pride Corp	1,093
4	e	Seaboard Corp	5,028

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	11,609

AGRICULTURAL SERVICES - 0.00%**
130	e*	Cadiz, Inc	2,479

		TOTAL AGRICULTURAL SERVICES	2,479

AMUSEMENT AND RECREATION SERVICES - 0.54%
604	e*	Bally Technologies, Inc	18,289
134		Churchill Downs, Inc	6,563
267	e	Dover Downs Gaming & Entertainment, Inc	2,077
338		International Speedway Corp (Class A)	13,152
387	e*	Life Time Fitness, Inc	12,101
749	e*	Live Nation, Inc	12,186
843	*	Penn National Gaming, Inc	22,399
793	e*	Pinnacle Entertainment, Inc	5,995
1,200	e, v*	Six Flags, Inc	804
164	e	Speedway Motorsports, Inc	3,195
382	e*	Ticketmaster	4,099
178	*	Town Sports International Holdings, Inc	1,086
21,678		Walt Disney Co	665,298
675	e	Warner Music Group Corp	5,130
859	v*	Westwood One, Inc	430
500	e*	WMS Industries, Inc	15,285
251	e	World Wrestling Entertainment, Inc (Class A)	3,880

		TOTAL AMUSEMENT AND RECREATION SERVICES	791,969

APPAREL AND ACCESSORY STORES - 0.54%
944		Abercrombie & Fitch Co (Class A)	37,241
763	e*	Aeropostale, Inc	24,500
374	e*	American Apparel, Inc	3,067
1,966	e	American Eagle Outfitters, Inc	29,982
671	*	AnnTaylor Stores Corp	13,849
380		Bebe Stores, Inc	3,713
482	e	Brown Shoe Co, Inc	7,895
97	e	Buckle, Inc	5,387
300	*	Cache, Inc	2,061
638	*	Carter’s, Inc	12,588
318	e*	Casual Male Retail Group, Inc	1,250
325		Cato Corp (Class A)	5,704
270	*	Charlotte Russe Holding, Inc	2,768
1,400	e*	Charming Shoppes, Inc	6,846
1,896	e*	Chico’s FAS, Inc	10,371
222	*	Children’s Place Retail Stores, Inc	7,404
390	e	Christopher & Banks Corp	2,991

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
380	e*	Citi Trends, Inc	$6,190
733	e*	Collective Brands, Inc	13,421
600	e*	Dress Barn, Inc	9,174
200	e*	DSW, Inc (Class A)	2,740
681		Finish Line, Inc (Class A)	6,803
1,692		Foot Locker, Inc	27,343
5,541		Gap, Inc	98,519
1,034	e*	Hanesbrands, Inc	22,490
450	*	HOT Topic, Inc	2,975
510	e*	J Crew Group, Inc	14,571
180	e*	JOS A Bank Clothiers, Inc	6,048
3,515	e*	Kohl’s Corp	161,970
3,240		Limited Brands, Inc	56,117
512	*	New York & Co, Inc	4,884
2,071	e	Nordstrom, Inc	59,686
675	*	Pacific Sunwear Of California, Inc	4,543
1,561		Ross Stores, Inc	57,460
66	*	Shoe Carnival, Inc	1,081
411		Stage Stores, Inc	5,614
232	e	Talbots, Inc	3,039
359	e*	Tween Brands, Inc	3,515
311	e*	Under Armour, Inc (Class A)	9,877
1,238	e*	Urban Outfitters, Inc	39,455
1,045	*	Wet Seal, Inc (Class A)	3,793

		TOTAL APPAREL AND ACCESSORY STORES	798,925

APPAREL AND OTHER TEXTILE PRODUCTS - 0.18%
165	e	Columbia Sportswear Co	6,923
340	*	G-III Apparel Group Ltd	6,361
686		Guess ?, Inc	23,866
323	e*	Gymboree Corp	11,467
984	e	Jones Apparel Group, Inc	18,214
1,079	e	Liz Claiborne, Inc	17,728
150	e*	Lululemon Athletica, Inc	3,455
300	*	Maidenform Brands, Inc	4,353
583		Phillips-Van Heusen Corp	22,102
663	e	Polo Ralph Lauren Corp (Class A)	44,182
1,365	*	Quiksilver, Inc	7,835
141	e*	True Religion Apparel, Inc	3,645
995		VF Corp	76,922
488	*	Warnaco Group, Inc	22,102

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	269,155

AUTO REPAIR, SERVICES AND PARKING - 0.07%
100	*	Amerco, Inc	4,193
268	e*	Dollar Thrifty Automotive Group, Inc	517
3,615	e*	Hertz Global Holdings, Inc	27,366
251	e*	Midas, Inc	3,454
349		Monro Muffler, Inc	8,048
655	e	Ryder System, Inc	40,610
97	*	Standard Parking Corp	2,155
400	*	Wright Express Corp	11,940

		TOTAL AUTO REPAIR, SERVICES AND PARKING	98,283

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.16%
1,084		Advance Auto Parts	42,991
359		Asbury Automotive Group, Inc	4,136
1,314	e*	Autonation, Inc	14,769
467	*	Autozone, Inc	57,601
2,342	e*	Carmax, Inc	32,788

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
763	*	Copart, Inc	$28,994
200	e*	MarineMax, Inc	1,446
1,525	*	O’Reilly Automotive, Inc	40,824
570	e	Penske Auto Group, Inc	6,538
333	e*	Rush Enterprises, Inc (Class A)	4,262
287	e	Sonic Automotive, Inc (Class A)	2,428

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	236,777

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.66%
200	e*	Builders FirstSource, Inc	1,198
1,436	e	Fastenal Co	70,924
19,168		Home Depot, Inc	496,260
16,631		Lowe’s Cos, Inc	393,988

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	962,370

BUSINESS SERVICES - 6.73%
4,200	*	3Com Corp	9,786
128	e*	3D Systems Corp	1,824
556	e	Aaron Rents, Inc	15,051
474	e	ABM Industries, Inc	10,352
400	e*	ACI Worldwide, Inc	7,008
6,636	*	Activision Blizzard, Inc	102,393
620	*	Actuate Corp	2,170
741	e	Acxiom Corp	9,292
200	e	Administaff, Inc	5,444
6,150	*	Adobe Systems, Inc	242,740
300	e*	Advent Software, Inc	10,569
1,024	*	Affiliated Computer Services, Inc (Class A)	51,845
269	e	Aircastle Ltd	2,666
1,807	e*	Akamai Technologies, Inc	31,514
883	e*	Alliance Data Systems Corp	55,964
2,332	e*	Amdocs Ltd	63,850
412	*	American Reprographics Co	7,107
357	*	AMN Healthcare Services, Inc	6,272
903	e*	Ansys, Inc	34,197
410		Arbitron, Inc	18,323
968	e*	Ariba, Inc	13,678
1,213	*	Art Technology Group, Inc	4,270
96	e*	Asset Acceptance Capital Corp	1,012
234	*	athenahealth, Inc	7,785
2,655	e*	Autodesk, Inc	89,075
5,922		Automatic Data Processing, Inc	253,165
1,088	e*	Avis Budget Group, Inc	6,245
484	e*	Avocent Corp	9,903
140	e*	Bankrate, Inc	5,447
248		BGC Partners, Inc (Class A)	1,064
479	e	Blackbaud, Inc	8,838
353	*	Blackboard, Inc	14,222
390	e*	Blue Coat Systems, Inc	5,534
2,197	*	BMC Software, Inc	62,900
300	e*	Bottomline Technologies, Inc	3,120
797	e*	BPZ Energy, Inc	13,709
549	e	Brady Corp (Class A)	19,369
477		Brink’s Co	29,107
4,485		CA, Inc	89,521
357	*	CACI International, Inc (Class A)	17,886
3,072	*	Cadence Design Systems, Inc	20,767
333	e*	Callidus Software, Inc	1,319
161	*	Capella Education Co	6,900
342	e*	Cavium Networks, Inc	4,815

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
854	e*	CBIZ, Inc	$7,216
768	e*	Cerner Corp	34,284
338	e*	Chordiant Software, Inc	1,734
532	*	Ciber, Inc	3,719
2,090	e*	Citrix Systems, Inc	52,793
400	e*	Clear Channel Outdoor Holdings, Inc (Class A)	5,472
118	*	Clinical Data, Inc	1,897
706	e*	Cogent Communications Group, Inc	5,450
473	*	Cogent, Inc	4,834
459	e	Cognex Corp	9,253
3,324	*	Cognizant Technology Solutions Corp (Class A)	75,887
487	*	Commvault Systems, Inc	5,868
227		Compass Diversified Trust	3,164
165	e*	Compellent Technologies, Inc	2,046
65		Computer Programs & Systems, Inc	1,882
1,718	*	Computer Sciences Corp	69,046
3,298	*	Compuware Corp	31,958
100	*	COMSYS IT Partners, Inc	972
491	e*	Concur Technologies, Inc	18,786
234	e*	Constant Contact, Inc	3,994
1,409	*	Convergys Corp	20,825
222	e*	CoStar Group, Inc	10,077
485	*	CSG Systems International, Inc	8,502
843	*	Cybersource Corp	13,581
377	e*	Data Domain, Inc	8,396
485	e*	DealerTrack Holdings, Inc	8,167
567		Deluxe Corp	8,159
453	e*	Digital River, Inc	14,677
259	*	DivX, Inc	1,676
66	v*	DMRC Corp	769
202	*	Double-Take Software, Inc	2,010
509	e*	DST Systems, Inc	28,499
372	*	DynCorp International, Inc (Class A)	6,235
1,405	*	Earthlink, Inc	11,943
12,924	*	eBay, Inc	289,238
24	e*	Ebix, Inc	2,255
330	e*	Echelon Corp	3,260
621	e*	Eclipsys Corp	13,010
248	e	Electro Rent Corp	3,331
3,624	*	Electronic Arts, Inc	134,052
630	*	Electronics for Imaging, Inc	8,776
714	*	Entrust, Inc	1,535
698	*	Epicor Software Corp	5,507
405	e*	EPIQ Systems, Inc	5,508
1,500		Equifax, Inc	51,675
1,464	e*	Evergreen Energy, Inc	1,376
250	e*	ExlService Holdings, Inc	2,195
2,359	e*	Expedia, Inc	35,644
920	e*	F5 Networks, Inc	21,510
486	e	Factset Research Systems, Inc	25,394
659	e	Fair Isaac Corp	15,190
313	e*	FalconStor Software, Inc	1,678
2,182		Fidelity National Information Services, Inc	40,280
113	e*	First Advantage Corp (Class A)	1,588
1,865	e*	Fiserv, Inc	88,252
178	*	Forrester Research, Inc	5,219
739	e*	Gartner, Inc	16,761
244	*	Gerber Scientific, Inc	2,230
252	e	Gevity HR, Inc	1,835
362	*	Global Cash Access, Inc	1,832

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
190	e*	Global Sources Ltd	$1,913
2,694	*	Google, Inc (Class A)	1,079,000
180	e*	H&E Equipment Services, Inc	1,739
476	*	Hackett Group, Inc	2,589
740	e	Healthcare Services Group	13,535
310	e	Heartland Payment Systems, Inc	7,924
200	e	Heidrick & Struggles International, Inc	6,030
2,084	*	HLTH Corp	23,820
227	e*	HMS Holdings Corp	5,439
326	*	Hudson Highland Group, Inc	2,266
570	*	Hypercom Corp	2,269
400	e*	i2 Technologies, Inc	5,396
213	*	iGate Corp	1,847
492	*	IHS, Inc (Class A)	23,439
2,061		IMS Health, Inc	38,974
311		infoGROUP, Inc	2,056
974	*	Informatica Corp	12,652
367		Infospace, Inc	3,982
259	e*	Innerworkings, Inc	2,872
174	e*	Integral Systems, Inc	3,614
387		Interactive Data Corp	9,760
144	e*	Interactive Intelligence, Inc	1,299
538	e*	Internap Network Services Corp	1,872
405	*	Internet Capital Group, Inc	3,285
5,198	e*	Interpublic Group of Cos, Inc	40,285
401	*	Interwoven, Inc	5,662
3,650	*	Intuit, Inc	115,377
377	e*	inVentiv Health, Inc	6,658
2,090	e*	Iron Mountain, Inc	51,017
800	e	Jack Henry & Associates, Inc	16,264
245	*	JDA Software Group, Inc	3,726
5,853	e*	Juniper Networks, Inc	123,323
300	e	Kelly Services, Inc (Class A)	5,715
276	*	Kenexa Corp	4,358
168	*	Keynote Systems, Inc	2,226
271	*	Kforce, Inc	2,767
298	e*	Knot, Inc	2,488
500	*	Korn/Ferry International	8,910
905	e*	Lamar Advertising Co (Class A)	27,955
1,343	*	Lawson Software, Inc	9,401
1,850	e*	Limelight Networks, Inc	4,625
163	*	Liquidity Services, Inc	1,769
570	*	Magma Design Automation, Inc	2,291
311	e*	Manhattan Associates, Inc	6,948
925		Manpower, Inc	39,923
309	*	Mantech International Corp (Class A)	18,321
206	e	Marchex, Inc (Class B)	2,120
844	e	Mastercard, Inc (Class A)	149,666
1,833	*	McAfee, Inc	62,249
1,031	*	Mentor Graphics Corp	11,702
91,339	d	Microsoft Corp	2,437,837
100	*	MicroStrategy, Inc (Class A)	5,953
300	e*	Midway Games, Inc	711
529		ModusLink Global Solutions, Inc	5,084
165	*	Monotype Imaging Holdings, Inc	1,836
1,346	e*	Monster Worldwide, Inc	20,069
3,079	e*	Move, Inc	6,527
1,117	*	MPS Group, Inc	11,259
477	e*	MSC.Software Corp	5,104
74	*	NCI, Inc (Class A)	2,108

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
2,098	e*	NCR Corp	$46,261
400	*	Ness Technologies, Inc	4,588
510	e*	NetFlix, Inc	15,749
341	*	Netscout Systems, Inc	3,628
310	e	NIC, Inc	2,139
4,067	*	Novell, Inc	20,904
1,877	e*	Nuance Communications, Inc	22,881
3,758	e	Omnicom Group, Inc	144,908
531	e*	Omniture, Inc	9,749
282	*	On Assignment, Inc	2,222
222	*	Online Resources Corp	1,725
44,200	*	Oracle Corp	897,701
1,404	*	Parametric Technology Corp	25,834
237	e	PC-Tel, Inc	2,209
162		Pegasystems, Inc	2,091
202	*	PeopleSupport, Inc	2,361
320	e*	Perficient, Inc	2,125
953	*	Perot Systems Corp (Class A)	16,535
640	*	Phase Forward, Inc	13,382
306	*	Phoenix Technologies Ltd	2,445
176	e*	Portfolio Recovery Associates, Inc	8,558
762	*	Premiere Global Services, Inc	10,714
476	*	Progress Software Corp	12,371
147	*	PROS Holdings, Inc	1,380
108	e	QAD, Inc	747
199	e	Quality Systems, Inc	8,410
829	e*	Quest Software, Inc	10,520
237	*	Radiant Systems, Inc	2,060
187	e*	Radisys Corp	1,608
754	e*	Raser Technologies, Inc	6,409
1,196	*	RealNetworks, Inc	6,076
2,113	*	Red Hat, Inc	31,843
100	e	Renaissance Learning, Inc	1,299
770	e*	Rent-A-Center, Inc	17,156
200	*	RightNow Technologies, Inc	2,514
230	*	Riskmetrics Group Inc	4,501
1,625	e	Robert Half International, Inc	40,219
466	e	Rollins, Inc	8,845
230	e*	RSC Holdings, Inc	2,613
792	*	S1 Corp	4,847
1,100	e*	Salesforce.com, Inc	53,240
996	*	Sapient Corp	7,400
618	e*	Secure Computing Corp	3,387
101	*	SI International, Inc	3,035
620	e*	Smith Micro Software, Inc	4,402
351	e*	Sohu.com, Inc	19,568
542	e*	SonicWALL, Inc	2,840
3,028	e*	Sonus Networks, Inc	8,721
720	e	Sotheby’s (Class A)	14,443
235	e*	Sourcefire, Inc	1,713
624	*	Spherion Corp	3,039
200	*	SPSS, Inc	5,872
419	*	SRA International, Inc (Class A)	9,482
234	e*	Stratasys, Inc	4,088
255	e*	SuccessFactors, Inc	2,780
8,985	e*	Sun Microsystems, Inc	68,286
513	e*	SupportSoft, Inc	1,539
1,054	*	Sybase, Inc	32,273
356	*	SYKES Enterprises, Inc	7,818
9,587	e*	Symantec Corp	187,713

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
203	e*	Synchronoss Technologies, Inc	$1,910
134	e*	SYNNEX Corp	2,994
1,602	*	Synopsys, Inc	31,960
140	e	Syntel, Inc	3,430
925		Take-Two Interactive Software, Inc	15,170
200	e	TAL International Group, Inc	4,164
177	*	Taleo Corp (Class A)	3,521
455	e*	TeleTech Holdings, Inc	5,660
112		Textainer Group Holdings Ltd	1,701
196		TheStreet.com, Inc	1,174
787	*	THQ, Inc	9,475
2,110	*	TIBCO Software, Inc	15,445
259	*	TNS, Inc	5,017
1,857		Total System Services, Inc	30,455
359	e*	TradeStation Group, Inc	3,357
550	*	TrueBlue, Inc	8,888
242	e*	Ultimate Software Group, Inc	6,534
3,813	*	Unisys Corp	10,486
872		United Online, Inc	8,206
1,054	e*	United Rentals, Inc	16,063
1,094	*	Valueclick, Inc	11,192
248	e*	Vasco Data Security International	2,569
2,198	e*	VeriSign, Inc	57,324
263		Viad Corp	7,572
306	e*	Vignette Corp	3,286
5,062		Visa, Inc (Class A)	310,755
471	e*	VMware, Inc (Class A)	12,547
142	*	Vocus, Inc	4,822
150	*	Volt Information Sciences, Inc	1,347
51	e*	WebMD Health Corp (Class A)	1,517
564	*	Websense, Inc	12,605
309	e*	Website Pros, Inc	1,669
752	e*	Wind River Systems, Inc	7,520
15,649	*	Yahoo!, Inc	270,727

		TOTAL BUSINESS SERVICES	9,875,554

CHEMICALS AND ALLIED PRODUCTS - 11.73%
17,533		Abbott Laboratories	1,009,549
75	*	Abraxis Bioscience, Inc	5,172
300	e*	Acadia Pharmaceuticals, Inc	804
552	e*	Acorda Therapeutics, Inc	13,165
524	e*	Adolor Corp	1,808
2,397		Air Products & Chemicals, Inc	164,171
276	*	Albany Molecular Research, Inc	4,993
1,040		Albemarle Corp	32,074
1,000		Alberto-Culver Co	27,240
876	e*	Alexion Pharmaceuticals, Inc	34,427
1,288	e*	Alkermes, Inc	17,130
468	*	Allos Therapeutics, Inc	3,468
344	e*	Alnylam Pharmaceuticals, Inc	9,959
534	e*	Alpharma, Inc (Class A)	19,699
157	e*	AMAG Pharmaceuticals, Inc	6,081
702	e*	American Oriental Bioengineering, Inc	4,556
146	e	American Vanguard Corp	2,202
12,388	*	Amgen, Inc	734,236
340	e	Arch Chemicals, Inc	12,002
492	e*	Arena Pharmaceuticals, Inc	2,460
364	e*	Arqule, Inc	1,172
600	e*	Array Biopharma, Inc	4,608
600	e*	Auxilium Pharmaceuticals, Inc	19,440

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
550	e*	Aventine Renewable Energy Holdings, Inc	$1,738
1,116		Avery Dennison Corp	49,640
4,980	e	Avon Products, Inc	207,019
184	e	Balchem Corp	4,907
1,229	e*	Barr Pharmaceuticals, Inc	80,254
125	e*	Biodel, Inc	419
3,245	*	Biogen Idec, Inc	163,191
1,137	e*	BioMarin Pharmaceuticals, Inc	30,119
730	e*	BioMimetic Therapeutics, Inc	8,074
22,341		Bristol-Myers Squibb Co	465,810
696		Cabot Corp	22,119
730	e*	Calgon Carbon Corp	14,863
206	*	Cambrex Corp	1,267
1,505		Celanese Corp (Series A)	42,005
2,250	e*	Cell Genesys, Inc	1,328
175	*	Celldex Therapeutics, Inc	2,035
764	e*	Cephalon, Inc	59,202
641		CF Industries Holdings, Inc	58,626
749	*	Charles River Laboratories International, Inc	41,592
249	e*	Chattem, Inc	19,467
2,762		Chemtura Corp	12,595
789	e	Church & Dwight Co, Inc	48,989
1,568	e	Clorox Co	98,298
5,777		Colgate-Palmolive Co	435,297
554	e*	Columbia Laboratories, Inc	1,451
171	e*	Cougar Biotechnology, Inc	5,710
711	e*	Cubist Pharmaceuticals, Inc	15,806
565	e*	Cypress Bioscience, Inc	4,153
525		Cytec Industries, Inc	20,428
1,113	e*	Dendreon Corp	6,355
3,461	e*	Discovery Laboratories, Inc	6,472
10,586		Dow Chemical Co	336,422
10,248		Du Pont (E.I.) de Nemours & Co	412,993
698	*	Durect Corp	3,909
868	e	Eastman Chemical Co	47,792
2,062	e	Ecolab, Inc	100,048
11,292		Eli Lilly & Co	497,186
350	*	Elizabeth Arden, Inc	6,871
400	e*	Enzon Pharmaceuticals, Inc	2,952
1,158		Estee Lauder Cos (Class A)	57,796
494	e	Ferro Corp	9,929
854		FMC Corp	43,887
3,498	*	Forest Laboratories, Inc	98,923
5,297	*	Genentech, Inc	469,738
3,042	*	Genzyme Corp	246,067
1,012	e*	Geron Corp	3,997
10,494	*	Gilead Sciences, Inc	478,317
400	e*	GTx, Inc	7,608
605		H.B. Fuller Co	12,626
705	e*	Halozyme Therapeutics, Inc	5,175
1,449		Hercules, Inc	28,676
1,809	*	Hospira, Inc	69,104
1,379	*	Human Genome Sciences, Inc	8,757
1,847	e	Huntsman Corp	23,272
325	e*	ICO, Inc	1,823
135	*	Idenix Pharmaceuticals, Inc	976
237	e*	Idera Pharmaceuticals, Inc	3,335
720	e*	Idexx Laboratories, Inc	39,456
675	*	ImClone Systems, Inc	42,147
866	*	Immucor, Inc	27,677

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
507	e*	Indevus Pharmaceuticals, Inc	$1,698
229		Innophos Holdings, Inc	5,583
262		Innospec, Inc	3,160
472	e*	Inspire Pharmaceuticals, Inc	1,685
140	e	Inter Parfums, Inc	1,898
314	e*	InterMune, Inc	5,373
910		International Flavors & Fragrances, Inc	35,909
868	e*	Inverness Medical Innovations, Inc	26,040
1,048	e*	Invitrogen Corp	39,614
453	e*	Javelin Pharmaceuticals, Inc	1,178
32,063		Johnson & Johnson	2,221,324
162	e	Kaiser Aluminum Corp	6,958
2,812	*	King Pharmaceuticals, Inc	26,939
239		Koppers Holdings, Inc	8,941
360	*	KV Pharmaceutical Co (Class A)	8,176
230	*	Landec Corp	1,884
993	e*	Ligand Pharmaceuticals, Inc (Class B)	2,929
776		Lubrizol Corp	33,477
342	e	Mannatech, Inc	1,368
300	e*	MannKind Corp	1,158
338	e	Martek Biosciences Corp	10,620
1,476	*	Medarex, Inc	9,550
547	*	Medicines Co	12,701
596	e	Medicis Pharmaceutical Corp (Class A)	8,886
232	e*	Medivation, Inc	6,139
24,421		Merck & Co, Inc	770,726
433	e	Meridian Bioscience, Inc	12,574
246		Minerals Technologies, Inc	14,603
571	e*	Momenta Pharmaceuticals, Inc	7,486
6,244		Monsanto Co	618,030
1,791		Mosaic Co	121,824
3,428	e*	Mylan Laboratories, Inc	39,148
612	e*	Nabi Biopharmaceuticals	2,852
1,607		Nalco Holding Co	29,793
580	*	NBTY, Inc	17,122
559	e*	Neurocrine Biosciences, Inc	2,622
154	e	NewMarket Corp	8,094
113	e	NL Industries, Inc	1,161
200	e*	Noven Pharmaceuticals, Inc	2,336
544	*	NPS Pharmaceuticals, Inc	3,884
203	*	Obagi Medical Products, Inc	2,026
850		Olin Corp	16,490
346	e*	OM Group, Inc	7,785
151	e*	Omrix Biopharmaceuticals, Inc	2,709
600	e*	Onyx Pharmaceuticals, Inc	21,708
278	e*	Optimer Pharmaceuticals, Inc	2,210
360	e*	OraSure Technologies, Inc	1,771
224	e*	Orexigen Therapeutics, Inc	2,417
651	e*	OSI Pharmaceuticals, Inc	32,088
170	e*	Osiris Therapeutics, Inc	3,279
235	e*	Pacific Ethanol, Inc	327
300	*	Pain Therapeutics, Inc	2,931
364	e*	Par Pharmaceutical Cos, Inc	4,474
647	*	Parexel International Corp	18,543
1,273	e	PDL BioPharma, Inc	11,852
889		Perrigo Co	34,191
199	e*	PetMed Express, Inc	3,124
76,974		Pfizer, Inc	1,419,400
176	*	Pharmasset, Inc	3,511
321	*	PharMerica Corp	7,219

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
965	*	PolyOne Corp	$6,224
200	e*	Pozen, Inc	2,102
1,886	e	PPG Industries, Inc	109,992
3,562		Praxair, Inc	255,537
400	*	Prestige Brands Holdings, Inc	3,552
34,735		Procter & Gamble Co	2,420,681
300	e*	Progenics Pharmaceuticals, Inc	3,993
622	e*	Questcor Pharmaceuticals, Inc	4,572
333	*	Quidel Corp	5,465
475	*	Rockwood Holdings, Inc	12,189
1,509		Rohm & Haas Co	105,630
1,385		RPM International, Inc	26,786
382	e*	Salix Pharmaceuticals Ltd	2,449
18,446		Schering-Plough Corp	340,698
375	e	Sciele Pharma, Inc	11,546
464		Scotts Miracle-Gro Co (Class A)	10,969
600		Sensient Technologies Corp	16,878
1,184	*	Sepracor, Inc	21,679
1,145	e	Sherwin-Williams Co	65,448
1,466	e	Sigma-Aldrich Corp	76,848
688	*	Solutia, Inc	9,632
100		Stepan Co	5,457
147	e*	SurModics, Inc	4,629
584	e*	Theravance, Inc	7,277
225	e*	Ulta Salon Cosmetics & Fragrance, Inc	2,988
240	e*	United Therapeutics Corp	25,241
92	e*	USANA Health Sciences, Inc	3,771
1,324	e*	USEC, Inc	7,163
1,091	e*	Valeant Pharmaceuticals International	22,333
1,144	e	Valspar Corp	25,500
708	e*	Verasun Energy Corp	2,216
1,601	e*	Vertex Pharmaceuticals, Inc	53,217
739	e*	Viropharma, Inc	9,696
994	e*	Warner Chilcott Ltd (Class A)	15,029
1,189	*	Watson Pharmaceuticals, Inc	33,887
220	e	Westlake Chemical Corp	4,627
802	*	WR Grace & Co	12,126
15,169		Wyeth	560,342
288	e*	Xenoport, Inc	13,965
1,452	e*	XOMA Ltd	3,049
405	e*	Zymogenetics, Inc	2,697

		TOTAL CHEMICALS AND ALLIED PRODUCTS	17,208,682

COAL MINING - 0.26%
799	e*	Alpha Natural Resources, Inc	41,093
1,642		Arch Coal, Inc	54,005
2,082		Consol Energy, Inc	95,544
1,314	e*	International Coal Group, Inc	8,199
288	e*	James River Coal Co	6,333
917	e	Massey Energy Co	32,709
293	e*	National Coal Corp	1,532
3,089		Peabody Energy Corp	139,006
108	*	Westmoreland Coal Co	1,706

		TOTAL COAL MINING	380,127

COMMUNICATIONS - 4.06%
743	e	Adtran, Inc	14,481
463	e	Alaska Communications Systems Group, Inc	5,662
4,540	e*	American Tower Corp (Class A)	163,304
356	e*	Anixter International, Inc	21,186

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
580	e*	Aruba Networks, Inc	$2,975
67,592		AT&T, Inc	1,887,169
105		Atlantic Tele-Network, Inc	2,940
200	e*	Audiovox Corp (Class A)	1,874
552	e*	Brightpoint, Inc	3,974
2,521		Cablevision Systems Corp (Class A)	63,428
178	e*	Cbeyond Communications, Inc	2,561
6,711	e	CBS Corp (Class B)	97,846
766	*	Centennial Communications Corp (Class A)	4,780
410	e*	Central European Media Enterprises Ltd (Class A)	26,814
1,226	e	CenturyTel, Inc	44,933
4,638	e*	Charter Communications, Inc (Class A)	3,386
3,005	*	Cincinnati Bell, Inc	9,285
2,372	e, v*	Citadel Broadcasting Corp	1,945
765	e*	Clearwire Corp (Class A)	9,088
31,901		Comcast Corp (Class A)	626,217
305	e	Consolidated Communications Holdings, Inc	4,599
496	e*	Cox Radio, Inc (Class A)	5,238
3,142	e*	Crown Castle International Corp	91,024
200	e*	Crown Media Holdings, Inc (Class A)	1,006
567	*	CTC Media, Inc	8,505
671	e*	Cumulus Media, Inc (Class A)	2,858
145	e*	DG FastChannel, Inc	3,178
6,782	e*	DIRECTV Group, Inc	177,485
2,386	*	DISH Network Corp (Class A)	50,106
1,677		Embarq Corp	68,002
421	e	Entercom Communications Corp (Class A)	2,113
810	e*	Entravision Communications Corp (Class A)	2,179
435	e*	Equinix, Inc	30,215
922	e	Fairpoint Communications, Inc	7,994
1,894	e*	FiberTower Corp	2,614
52	e	Fisher Communications, Inc	2,049
1,594	*	Foundry Networks, Inc	29,027
4,179	e	Frontier Communications Corp	48,059
464	*	General Communication, Inc (Class A)	4,297
193	e*	GeoEye, Inc	4,271
267	e*	Global Crossing Ltd	4,048
882	e	Global Payments, Inc	39,567
420	e	Gray Television, Inc	722
327	e	Hearst-Argyle Television, Inc	7,302
71	e*	Hughes Communications, Inc	2,606
956	e*	IAC/InterActiveCorp	16,539
361	e	Ibasis, Inc	1,260
1,142	e*	ICO Global Communications Holdings Ltd (Class A)	1,245
614	e, v*	IDT Corp (Class B)	454
400	e	Iowa Telecommunications Services, Inc	7,472
180	*	iPCS, Inc	4,009
680	*	j2 Global Communications, Inc	15,878
284	e*	Knology, Inc	2,292
598	e*	Leap Wireless International, Inc	22,784
17,634	e*	Level 3 Communications, Inc	47,612
3,741	e*	Liberty Global, Inc (Class A)	113,352
1,471	*	Liberty Media Corp - Capital (Series A)	19,682
5,884	*	Liberty Media Corp - Entertainment (Series A)	146,923
6,761	*	Liberty Media Holding Corp (Interactive A)	87,285
281	e*	Lin TV Corp (Class A)	1,450
573	*	Mastec, Inc	7,615
493	e*	Mediacom Communications Corp (Class A)	2,919
2,696	e*	MetroPCS Communications, Inc	37,717
832	e*	NeuStar, Inc (Class A)	16,548

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
189	e*	Neutral Tandem, Inc	$3,504
301	e*	Nextwave Wireless, Inc	181
1,953	*	NII Holdings, Inc (Class B)	74,058
435	e*	Novatel Wireless, Inc	2,636
307		NTELOS Holdings Corp	8,255
1,022	e*	Orbcomm, Inc	5,038
1,409	e*	PAETEC Holding Corp	3,029
18,248	e	Qwest Communications International, Inc	58,941
429	e*	RCN Corp	5,260
423	e*	SAVVIS, Inc	5,685
1,278	e*	SBA Communications Corp (Class A)	33,062
1,065	e	Scripps Networks Interactive (Class A)	38,670
174	e	Shenandoah Telecom Co	3,840
383	e	Sinclair Broadcast Group, Inc (Class A)	1,930
31,933	e	Sprint Nextel Corp	194,791
137	*	Switch & Data Facilities Co, Inc	1,706
586	*	Syniverse Holdings, Inc	9,733
370	e*	TeleCommunication Systems, Inc (Class A)	2,557
1,183		Telephone & Data Systems, Inc	42,292
500	e*	Terremark Worldwide, Inc	3,435
654	e*	TerreStar Corp	654
1,742	e	Time Warner Cable, Inc (Class A)	42,156
932	e*	TiVo, Inc	6,823
200	e*	US Cellular Corp	9,384
250		USA Mobility, Inc	2,750
32,434		Verizon Communications, Inc	1,040,807
6,426	e*	Viacom, Inc (Class B)	159,622
336	e, v*	Vonage Holdings Corp	336
4,813	e	Windstream Corp	52,654

		TOTAL COMMUNICATIONS	5,959,737

DEPOSITORY INSTITUTIONS - 7.62%
121	e	1st Source Corp	2,844
278	e	Abington Bancorp, Inc	2,813
205	e	Amcore Financial, Inc	1,900
108	e	Ameris Bancorp	1,604
300	e	Anchor Bancorp Wisconsin, Inc	2,205
100	e	Arrow Financial Corp	2,941
1,394	e	Associated Banc-Corp	27,810
951		Astoria Financial Corp	19,714
130	e	Bancfirst Corp	6,283
298		Banco Latinoamericano de Exportaciones S.A. (Class E)	4,297
937	e	Bancorpsouth, Inc	26,358
838		Bank Mutual Corp	9,511
51,924	e	Bank of America Corp	1,817,339
664	e	Bank of Hawaii Corp	35,491
12,863		Bank of New York Mellon Corp	419,076
102	e	Bank of the Ozarks, Inc	2,754
300		BankFinancial Corp	4,404
79	e	Banner Corp	949
6,277	e	BB&T Corp	237,271
300	*	Beneficial Mutual Bancorp, Inc	3,795
57		Berkshire Hills Bancorp, Inc	1,824
290		BOK Financial Corp	14,039
381	e	Boston Private Financial Holdings, Inc	3,330
668		Brookline Bancorp, Inc	8,544
87	e	Camden National Corp	3,041
101	e	Capital City Bank Group, Inc	3,166
140	e	Capitol Bancorp Ltd	2,729
332	e	Capitol Federal Financial	14,718

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
286		Cardinal Financial Corp	$2,311
303	e	Cascade Bancorp	2,694
75	e	Cass Information Systems, Inc	2,689
518	e	Cathay General Bancorp	12,328
311	e	Central Pacific Financial Corp	5,228
234	e	Chemical Financial Corp	7,287
61,940		Citigroup, Inc	1,270,388
101	e	Citizens & Northern Corp	2,177
955	e	Citizens Republic Bancorp, Inc	2,941
121	e	City Bank	1,888
155	e	City Holding Co	6,549
477		City National Corp	25,901
150	e	CoBiz, Inc	1,802
1,743		Colonial Bancgroup, Inc	13,700
170		Columbia Banking System, Inc	3,014
1,712	e	Comerica, Inc	56,136
810		Commerce Bancshares, Inc	37,584
400	e	Community Bank System, Inc	10,060
139	e	Community Trust Bancorp, Inc	4,782
400	e	Corus Bankshares, Inc	1,620
776		Cullen/Frost Bankers, Inc	46,560
616	e	CVB Financial Corp	8,562
309	e	Dime Community Bancshares	4,703
300	e*	Dollar Financial Corp	4,617
257	e	Downey Financial Corp	720
833	e	East West Bancorp, Inc	11,412
90	e	Enterprise Financial Services Corp	2,030
197	e	ESSA Bancorp, Inc	2,738
589	e*	Euronet Worldwide, Inc	9,854
5,714	e	Fifth Third Bancorp	67,997
126	e	Financial Institutions, Inc	2,521
1,292	e	First Bancorp	14,290
100	e	First Bancorp	1,710
291	e	First Busey Corp (Class A)	5,334
70		First Citizens Bancshares, Inc (Class A)	12,530
739	e	First Commonwealth Financial Corp	9,954
72	e	First Community Bancshares, Inc	2,701
315	e	First Financial Bancorp	4,599
235	e	First Financial Bankshares, Inc	12,192
188	e	First Financial Corp	8,832
133	e	First Financial Holdings, Inc	3,482
261		First Financial Northwest, Inc	2,694
2,297	e	First Horizon National Corp	21,502
315	e	First Merchants Corp	7,182
545	e	First Midwest Bancorp, Inc	13,211
1,301	e	First Niagara Financial Group, Inc	20,491
100	e	First Place Financial Corp	1,285
88	e	First South Bancorp, Inc	1,520
208	e*	FirstFed Financial Corp	1,631
953	e	FirstMerit Corp	20,013
485	e	Flagstar Bancorp, Inc	1,445
243		Flushing Financial Corp	4,253
979	e	FNB Corp	15,644
537	e	Frontier Financial Corp	7,212
1,944	e	Fulton Financial Corp	21,209
580	e	Glacier Bancorp, Inc	14,367
95	e	Greene County Bancshares, Inc	2,233
600	e*	Guaranty Bancorp	3,660
294		Hancock Holding Co	14,994
384	e	Hanmi Financial Corp	1,939

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
302	e	Harleysville National Corp	$5,128
158	e	Heartland Financial USA, Inc	3,959
126	e	Heritage Commerce Corp	1,918
137	e	Home Bancshares, Inc	3,544
5,959	e	Hudson City Bancorp, Inc	109,944
4,292	e	Huntington Bancshares, Inc	34,293
125	e	IBERIABANK Corp	6,606
184	e	Independent Bank Corp	5,735
161	e	Integra Bank Corp	1,285
674		International Bancshares Corp	18,198
579	*	Investors Bancorp, Inc	8,714
39,133		JPMorgan Chase & Co	1,827,510
227	e	Kearny Financial Corp	2,778
4,529	e	Keycorp	54,076
132	e	Lakeland Bancorp, Inc	1,543
92		Lakeland Financial Corp	2,020
747	e	M&T Bank Corp	66,670
216	e	MainSource Financial Group, Inc	4,234
2,974	e	Marshall & Ilsley Corp	59,926
400	e	MB Financial, Inc	13,228
991	*	Metavante Technologies, Inc	19,087
85	e	Midwest Banc Holdings, Inc	340
186	e	Nara Bancorp, Inc	2,083
100		NASB Financial, Inc	3,249
7,837	e	National City Corp	13,715
842	e	National Penn Bancshares, Inc	12,293
374		NBT Bancorp, Inc	11,190
523	e*	Net 1 UEPS Technologies, Inc	11,679
3,411	e	New York Community Bancorp, Inc	57,271
1,211	e	NewAlliance Bancshares, Inc	18,201
2,500		Northern Trust Corp	180,500
227	*	Northfield Bancorp, Inc	2,749
200	e	Northwest Bancorp, Inc	5,508
97		OceanFirst Financial Corp	1,758
869	e	Old National Bancorp	17,397
350	e	Old Second Bancorp, Inc	6,482
273	e	Oriental Financial Group, Inc	4,876
152	e*	Oritani Financial Corp	2,561
528	e	Pacific Capital Bancorp	10,745
270	e	PacWest Bancorp	7,719
165	e	Park National Corp	12,870
95	e	Peapack Gladstone Financial Corp	3,183
75		Peoples Bancorp, Inc	1,633
3,933		People’s United Financial, Inc	75,710
200	e*	Pinnacle Financial Partners, Inc	6,160
3,935		PNC Financial Services Group, Inc	293,944
3,128		Popular, Inc	25,931
228	e	PrivateBancorp, Inc	9,498
449	e	Prosperity Bancshares, Inc	15,262
357	e	Provident Bankshares Corp	3,466
854	e	Provident Financial Services, Inc	14,100
421	e	Provident New York Bancorp	5,566
8,011	e	Regions Financial Corp	76,906
195	e	Renasant Corp	4,233
120	e	Republic Bancorp, Inc (Class A)	3,638
300	e	S&T Bancorp, Inc	11,049
210	e	S.Y. Bancorp, Inc	6,430
250	e	Sandy Spring Bancorp, Inc	5,525
121		Santander BanCorp	1,307
75		SCBT Financial Corp	2,820

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
102	e	Seacoast Banking Corp of Florida	$1,094
98		Shore Bancshares, Inc	2,519
319	*	Signature Bank	11,127
108		Simmons First National Corp (Class A)	3,845
110	e	Smithtown Bancorp, Inc	2,475
800	e	South Financial Group, Inc	5,864
121		Southside Bancshares, Inc	3,049
94		Southwest Bancorp, Inc	1,661
5,264		Sovereign Bancorp, Inc	20,793
163	e	State Bancorp, Inc	2,429
4,868		State Street Corp	276,892
256	e	StellarOne Corp	5,292
119	e	Sterling Bancorp	1,721
808		Sterling Bancshares, Inc	8,444
561	e	Sterling Financial Corp	8,135
88	e	Suffolk Bancorp	3,468
140	e*	Sun Bancorp, Inc	1,897
4,062	e	SunTrust Banks, Inc	182,749
979	e	Susquehanna Bancshares, Inc	19,110
400	*	SVB Financial Group	23,168
3,166	e	Synovus Financial Corp	32,768
1,433	e	TCF Financial Corp	25,794
300	*	Texas Capital Bancshares, Inc	6,228
1,177	e	TFS Financial Corp	14,736
119	e	Tompkins Trustco, Inc	6,010
232	e	TowneBank	5,104
92	e	Trico Bancshares	1,981
852	e	Trustco Bank Corp NY	9,977
491	e	Trustmark Corp	10,183
1,089	e	UCBH Holdings, Inc	6,980
372		UMB Financial Corp	19,537
581	e	Umpqua Holdings Corp	8,547
103	e	Union Bankshares Corp	2,472
437	e	United Bankshares, Inc	15,295
338	e	United Community Banks, Inc	4,476
400	e	United Community Financial Corp	2,000
201	e	United Financial Bancorp, Inc	2,985
121	e	Univest Corp of Pennsylvania	4,477
19,772	e	US Bancorp	712,186
1,581	e	Valley National Bancorp	33,138
124		ViewPoint Financial Group	2,170
1,166	e, v	W Holding Co, Inc	548
24,589	e	Wachovia Corp	86,062
958	e	Washington Federal, Inc	17,675
138		Washington Trust Bancorp, Inc	3,671
770		Webster Financial Corp	19,443
37,574		Wells Fargo & Co	1,410,151
301	e	WesBanco, Inc	8,013
189	e	West Bancorporation, Inc	2,463
200		West Coast Bancorp	2,932
390	e	Westamerica Bancorporation	22,437
143	e*	Western Alliance Bancorp	2,211
8,764		Western Union Co	216,207
366	e	Westfield Financial, Inc	3,770
750	e	Whitney Holding Corp	18,188
772	e	Wilmington Trust Corp	22,257
167	e	Wilshire Bancorp, Inc	2,032
248	e	Wintrust Financial Corp	7,279
100	e	WSFS Financial Corp	6,000

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
135	e	Yadkin Valley Financial Corp	$2,290
1,272	e	Zions Bancorporation	49,226

		TOTAL DEPOSITORY INSTITUTIONS	11,181,226

EATING AND DRINKING PLACES - 0.89%
208	*	AFC Enterprises	1,510
113	e*	BJ’s Restaurants, Inc	1,349
460		Bob Evans Farms, Inc	12,553
1,150	e	Brinker International, Inc	20,574
144	e*	Buffalo Wild Wings, Inc	5,795
911	e	Burger King Holdings, Inc	22,374
262	*	California Pizza Kitchen, Inc	3,372
365	e	CBRL Group, Inc	9,600
343	*	CEC Entertainment, Inc	11,388
844	e*	Cheesecake Factory	12,339
369	e*	Chipotle Mexican Grill, Inc (Class A)	20,476
622		CKE Restaurants, Inc	6,593
1,556		Darden Restaurants, Inc	44,548
949	*	Denny’s Corp	2,448
182	e	DineEquity, Inc	3,069
400	e*	Domino’s Pizza, Inc	4,856
678	*	Jack in the Box, Inc	14,306
587	e*	Krispy Kreme Doughnuts, Inc	1,937
273	e	Landry’s Restaurants, Inc	4,245
12,896		McDonald’s Corp	795,682
300		O’Charleys, Inc	2,625
200	e*	Papa John’s International, Inc	5,432
277	e*	PF Chang’s China Bistro, Inc	6,521
150	e*	Red Robin Gourmet Burgers, Inc	4,020
661	e*	Ruby Tuesday, Inc	3,827
200	e*	Ruth’s Chris Steak House, Inc	786
729	e*	Sonic Corp	10,622
400	e*	Steak N Shake Co	3,472
442	e*	Texas Roadhouse, Inc (Class A)	3,974
2,104	e	Tim Hortons, Inc	62,342
4,475	e	Wendy’s/Arby’s Group, Inc (Class A)	23,539
5,392		Yum! Brands, Inc	175,832

		TOTAL EATING AND DRINKING PLACES	1,302,006

EDUCATIONAL SERVICES - 0.16%
126	e*	American Public Education, Inc	6,083
1,541	*	Apollo Group, Inc (Class A)	91,381
1,003	*	Career Education Corp	16,399
942	e*	Corinthian Colleges, Inc	14,130
696		DeVry, Inc	34,480
445	e*	ITT Educational Services, Inc	36,005
168	e	Strayer Education, Inc	33,644
228	*	Universal Technical Institute, Inc	3,890

		TOTAL EDUCATIONAL SERVICES	236,012

ELECTRIC, GAS, AND SANITARY SERVICES - 4.23%
7,565	e*	AES Corp	88,435
871		AGL Resources, Inc	27,332
1,871	e	Allegheny Energy, Inc	68,797
338		Allete, Inc	15,041
1,255		Alliant Energy Corp	40,424
4,084	*	Allied Waste Industries, Inc	45,373
2,387	e	Ameren Corp	93,165
200	e	American Ecology Corp	5,534
4,510		American Electric Power Co, Inc	167,005

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
150	e	American States Water Co	$5,775
720	e	American Water Works Co, Inc	15,480
1,511		Aqua America, Inc	26,866
1,066		Atmos Energy Corp	28,377
600		Avista Corp	13,026
986	e*	Beacon Power Corp	1,430
446		Black Hills Corp	13,857
225	e	California Water Service Group	8,663
3,727	e*	Calpine Corp	48,451
252	*	Casella Waste Systems, Inc (Class A)	2,958
3,734		Centerpoint Energy, Inc	54,404
110	e	Central Vermont Public Service Corp	2,578
250	e	CH Energy Group, Inc	10,893
76	e	Chesapeake Utilities Corp	2,524
245	e*	Clean Energy Fuels Corp	3,467
225	*	Clean Harbors, Inc	15,199
655		Cleco Corp	16,539
2,460	e	CMS Energy Corp	30,676
98	e	Connecticut Water Service, Inc	2,837
3,080	e	Consolidated Edison, Inc	132,317
160	e	Consolidated Water Co, Inc	2,723
2,030		Constellation Energy Group, Inc	49,329
1,373	*	Covanta Holding Corp	32,870
456	e	Crosstex Energy, Inc	11,386
6,604	e	Dominion Resources, Inc	282,519
1,497	e	DPL, Inc	37,126
2,056		DTE Energy Co	82,487
14,280		Duke Energy Corp	248,900
5,637	e*	Dynegy, Inc (Class A)	20,180
3,684	e	Edison International	146,992
7,853	e	El Paso Corp	100,204
600	*	El Paso Electric Co	12,600
388	e	Empire District Electric Co	8,284
818		Energen Corp	37,039
340	e	EnergySolutions, Inc	3,400
57		EnergySouth, Inc	3,502
109	e*	EnerNOC, Inc	1,127
2,179	e	Entergy Corp	193,953
7,626		Exelon Corp	477,539
3,454	e	FirstEnergy Corp	231,383
4,606		FPL Group, Inc	231,682
1,507		Great Plains Energy, Inc	33,486
966	e	Hawaiian Electric Industries, Inc	28,120
515	e	Idacorp, Inc	14,981
851	e	Integrys Energy Group, Inc	42,499
555	e	ITC Holdings Corp	28,732
250		Laclede Group, Inc	12,123
1,959		MDU Resources Group, Inc	56,811
287		MGE Energy, Inc	10,203
155	e	Middlesex Water Co	2,708
2,358	*	Mirant Corp	43,128
923	e	National Fuel Gas Co	38,932
663	e	New Jersey Resources Corp	23,795
493	e	Nicor, Inc	21,865
3,108		NiSource, Inc	45,874
1,766		Northeast Utilities	45,298
333	e	Northwest Natural Gas Co	17,316
379	e	NorthWestern Corp	9,524
2,651	e*	NRG Energy, Inc	65,612
1,294	e	NSTAR	43,349

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
1,047		OGE Energy Corp	$32,331
1,227		Oneok, Inc	42,209
240	e	Ormat Technologies, Inc	8,719
300	e	Otter Tail Corp	9,219
2,289	e	Pepco Holdings, Inc	52,441
3,984	e	PG&E Corp	149,201
167	e*	Pico Holdings, Inc	5,997
1,027		Piedmont Natural Gas Co, Inc	32,823
200	*	Pike Electric Corp	2,946
1,096		Pinnacle West Capital Corp	37,713
910	e*	Plug Power, Inc	901
871	e	PNM Resources, Inc	8,919
712		Portland General Electric Co	16,846
4,245	e	PPL Corp	157,150
2,961		Progress Energy, Inc	127,708
600	m,v*	Progress Energy, Inc	6
5,750		Public Service Enterprise Group, Inc	188,543
1,475		Puget Energy, Inc	39,383
1,972		Questar Corp	80,694
3,828	*	Reliant Energy, Inc	28,136
1,739		Republic Services, Inc	52,135
115	e	Resource America, Inc (Class A)	1,093
1,436	e	SCANA Corp	55,903
2,849		Sempra Energy	143,789
2,662		Sierra Pacific Resources	25,502
138	e	SJW Corp	4,136
340		South Jersey Industries, Inc	12,138
8,688		Southern Co	327,451
1,218		Southern Union Co	25,152
494		Southwest Gas Corp	14,948
129	e	Southwest Water Co	1,645
980	*	Stericycle, Inc	57,732
2,190	e	TECO Energy, Inc	34,449
1,162		UGI Corp	29,956
256		UIL Holdings Corp	8,788
365		Unisource Energy Corp	10,654
1,078		Vectren Corp	30,022
796	e*	Waste Connections, Inc	27,303
5,583		Waste Management, Inc	175,809
229	e*	Waste Services, Inc	1,697
1,195	e	Westar Energy, Inc	27,533
561		WGL Holdings, Inc	18,204
6,649		Williams Cos, Inc	157,249
1,446		Wisconsin Energy Corp	64,925
4,703	e	Xcel Energy, Inc	94,013

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	6,211,115

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 7.71%
244	e*	Acme Packet, Inc	1,398
200	*	Actel Corp	2,496
468	e	Acuity Brands, Inc	19,544
900	e*	Adaptec, Inc	2,952
1,296	e*	ADC Telecommunications, Inc	10,951
395	e*	Advanced Analogic Technologies, Inc	1,837
472	e*	Advanced Battery Technologies, Inc	1,525
504	*	Advanced Energy Industries, Inc	6,895
6,784	e*	Advanced Micro Devices, Inc	35,616
3,409	e	Altera Corp	70,498
569	e*	American Superconductor Corp	13,411
1,200		Ametek, Inc	48,924

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
1,245	e*	Amkor Technology, Inc	$7,931
1,994	e	Amphenol Corp (Class A)	80,039
891	e*	Anadigics, Inc	2,504
3,302	e	Analog Devices, Inc	87,008
10,031	*	Apple Computer, Inc	1,140,123
891	e*	Applied Micro Circuits Corp	5,328
144		Applied Signal Technology, Inc	2,503
1,549	e*	Arris Group, Inc	11,974
632	e*	Atheros Communications, Inc	14,903
5,300	e*	Atmel Corp	17,967
395	*	ATMI, Inc	7,102
121	*	Avanex Corp	566
1,731	*	Avnet, Inc	42,635
484	e	AVX Corp	4,932
129	*	AZZ, Inc	5,337
500	e	Baldor Electric Co	14,405
100	e	Bel Fuse, Inc (Class B)	2,847
750	*	Benchmark Electronics, Inc	10,560
386	*	BigBand Networks, Inc	1,424
1,136	e*	Bookham, Inc	1,284
5,836	*	Broadcom Corp (Class A)	108,725
1,643	e*	Capstone Turbine Corp	2,119
321	*	Ceradyne, Inc	11,768
234	e*	Ceva, Inc	1,942
500	*	Checkpoint Systems, Inc	9,410
311	e*	China Security & Surveillance Technology, Inc	4,317
932	e*	Ciena Corp	9,395
67,211	*	Cisco Systems, Inc	1,516,279
330	e*	Comtech Telecommunications Corp	16,249
1,978	e	Cooper Industries Ltd (Class A)	79,021
1,009	e*	Cree, Inc	22,985
300		CTS Corp	3,834
170		Cubic Corp	4,180
1,711	e*	Cypress Semiconductor Corp	8,931
332	e*	Diodes, Inc	6,125
574	*	Dolby Laboratories, Inc (Class A)	20,199
289	*	DSP Group, Inc	2,211
179	e*	DTS, Inc	4,982
1,803		Eaton Corp	101,293
485	e*	EchoStar Corp (Class A)	11,689
300	*	Electro Scientific Industries, Inc	4,266
834	e*	Emcore Corp	4,120
161	*	EMS Technologies, Inc	3,592
617	e*	Energizer Holdings, Inc	49,699
447	e*	Energy Conversion Devices, Inc	26,038
481	*	EnerSys	9,481
1,378	e*	Evergreen Solar, Inc	7,607
520	e*	Exar Corp	3,983
816	*	Exide Technologies	6,022
1,414	*	Fairchild Semiconductor International, Inc	12,570
2,640	e*	Finisar Corp	2,666
503	*	First Solar, Inc	95,022
234	e	Franklin Electric Co, Inc	10,425
1,210	e*	FuelCell Energy, Inc	7,296
113,405		General Electric Co	2,891,827
228	e*	Globecomm Systems, Inc	1,993
1,200	*	GrafTech International Ltd	18,132
269	e*	Greatbatch, Inc	6,601
200	*	GT Solar International, Inc	2,170
662	e	Harman International Industries, Inc	22,554

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
1,008	*	Harmonic, Inc	$8,518
1,532		Harris Corp	70,778
260	*	Harris Stratex Networks, Inc (Class A)	2,031
334	e*	Helen of Troy Ltd	7,605
1,016	e*	Hexcel Corp	13,909
223	e*	Hittite Microwave Corp	7,493
378	*	Hutchinson Technology, Inc	4,377
400	e	Imation Corp	9,036
708	e*	Infinera Corp	6,768
1,945	*	Integrated Device Technology, Inc	15,132
65,173	e	Intel Corp	1,220,690
564	e*	InterDigital, Inc	13,564
915	*	International Rectifier Corp	17,403
1,411		Intersil Corp (Class A)	23,394
217	*	IPG Photonics Corp	4,234
122	e*	iRobot Corp	1,808
257		IXYS Corp	2,336
681	e*	Jarden Corp	15,969
2,562	e*	JDS Uniphase Corp	21,675
789	e, v*	Kemet Corp	1,105
1,396		L-3 Communications Holdings, Inc	137,255
1,300	*	Lattice Semiconductor Corp	2,678
475	e	Lincoln Electric Holdings, Inc	30,547
2,445	e	Linear Technology Corp	74,964
200	*	Littelfuse, Inc	5,946
124	*	Loral Space & Communications, Inc	1,831
131		LSI Industries, Inc	1,083
7,263	*	LSI Logic Corp	38,930
5,518	e*	Marvell Technology Group Ltd	51,317
593	e*	Mattson Technology, Inc	2,805
211	e*	Maxwell Technologies, Inc	2,815
518	e*	Medis Technologies Ltd	932
2,536	*	MEMC Electronic Materials, Inc	71,667
223	e*	Mercury Computer Systems, Inc	1,985
300		Methode Electronics, Inc	2,682
797		Micrel, Inc	7,229
2,137	e	Microchip Technology, Inc	62,892
8,593	e*	Micron Technology, Inc	34,802
771	e*	Microsemi Corp	19,645
1,000	*	Microtune, Inc	2,680
625	e*	Microvision, Inc	1,213
436	*	MIPS Technologies, Inc	1,530
1,511	e	Molex, Inc	33,922
300	*	Monolithic Power Systems, Inc	5,211
510	e*	Moog, Inc (Class A)	21,869
26,320	e	Motorola, Inc	187,924
1,945	e*	MRV Communications, Inc	2,276
160	e*	Multi-Fineline Electronix, Inc	2,366
43		National Presto Industries, Inc	3,204
2,758		National Semiconductor Corp	47,465
3,909	e*	NetApp, Inc	71,261
200	e*	Netlogic Microsystems, Inc	6,048
1,139	*	Novellus Systems, Inc	22,370
6,163	*	Nvidia Corp	66,006
634	*	Omnivision Technologies, Inc	7,234
4,506	e*	ON Semiconductor Corp	30,461
123	e*	Oplink Communications, Inc	1,485
205	*	OpNext, Inc	941
136	e*	OSI Systems, Inc	3,197
232	e	Park Electrochemical Corp	5,624

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
265	e*	Parkervision, Inc	$2,650
200	*	Pericom Semiconductor Corp	2,100
500	*	Photronics, Inc	940
554	e	Plantronics, Inc	12,476
600	*	Plexus Corp	12,420
410	*	PLX Technology, Inc	2,099
2,300	*	PMC - Sierra, Inc	17,066
1,022	e*	Polycom, Inc	23,639
184	*	Polypore International, Inc	3,958
61	*	Powell Industries, Inc	2,489
343	e*	Power Integrations, Inc	8,266
1,100	e*	Power-One, Inc	1,595
1,294	e*	Powerwave Technologies, Inc	5,124
1,796	e*	QLogic Corp	27,587
18,416		Qualcomm, Inc	791,335
822	e*	Quantum Fuel Systems Technologies Worldwide, Inc	1,060
1,152	e*	Rambus, Inc	14,803
138		Raven Industries, Inc	5,430
420	e	Regal-Beloit Corp	17,858
3,137	e*	RF Micro Devices, Inc	9,160
200	*	Rogers Corp	7,396
149	e*	Rubicon Technology, Inc	1,076
7,966	*	Sanmina-SCI Corp	11,152
334	e*	Seachange International, Inc	3,226
733	*	Semtech Corp	10,233
495	e*	ShoreTel, Inc	2,841
1,131	e*	Silicon Image, Inc	6,040
601	e*	Silicon Laboratories, Inc	18,451
1,350	e*	Silicon Storage Technology, Inc	4,401
33,879	e*	Sirius XM Radio, Inc	19,311
1,872	e*	Skyworks Solutions, Inc	15,650
549	e*	Smart Modular Technologies WWH, Inc	1,647
1,064	e*	Spansion, Inc (Class A)	1,649
456	e*	Spectrum Brands, Inc	634
300	*	Standard Microsystems Corp	7,494
341	e*	Starent Networks Corp	4,413
171	e*	Stoneridge, Inc	1,924
469	*	Sunpower Corp (Class B)	32,384
423	e*	Sunpower Corp (Class A)	30,003
100	e*	Supertex, Inc	2,816
1,936	*	Sycamore Networks, Inc	6,253
396	*	Symmetricom, Inc	1,968
424	e*	Synaptics, Inc	12,813
227	e*	Synthesis Energy Systems, Inc	1,101
500		Technitrol, Inc	7,395
163	*	Techwell, Inc	1,537
744	*	Tekelec	10,409
437		Teleflex, Inc	27,745
4,811	e*	Tellabs, Inc	19,533
520	*	Tessera Technologies, Inc	8,497
14,974		Texas Instruments, Inc	321,941
645	*	Thomas & Betts Corp	25,200
140	e*	Transmeta Corp	2,269
598	*	Trident Microsystems, Inc	1,435
1,402	*	Triquint Semiconductor, Inc	6,716
433	*	TTM Technologies, Inc	4,295
5,439		Tyco Electronics Ltd	150,443
209	*	Ultra Clean Holdings	1,053
269	e*	Universal Display Corp	2,948
100	e*	Universal Electronics, Inc	2,498

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
1,960	e*	Utstarcom, Inc	$6,605
581	e*	Valence Technology, Inc	2,004
846	*	Varian Semiconductor Equipment Associates, Inc	21,252
219	*	Viasat, Inc	5,164
200	e	Vicor Corp	1,776
1,891	*	Vishay Intertechnology, Inc	12,518
288	*	Volterra Semiconductor Corp	3,666
855	e	Whirlpool Corp	67,793
3,179	e	Xilinx, Inc	74,548
350	e*	Zoltek Cos, Inc	5,989
532	e*	Zoran Corp	4,341

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	11,319,755

ENGINEERING AND MANAGEMENT SERVICES - 1.19%
6,794		Accenture Ltd (Class A)	258,173
188	e*	Advisory Board Co	5,670
846	*	Aecom Technology Corp	20,676
116	*	Affymax, Inc	2,303
1,568	e*	Amylin Pharmaceuticals, Inc	31,705
556	e*	Ariad Pharmaceuticals, Inc	1,373
2,100	e, v*	BearingPoint, Inc	1,050
100		CDI Corp	2,233
906	*	Celera Corp	13,998
4,851	*	Celgene Corp	306,972
210	e*	China Architectural Engineering, Inc	1,489
205	e*	comScore, Inc	3,614
117	*	Cornell Cos, Inc	3,180
387		Corporate Executive Board Co	12,094
167	e*	CRA International, Inc	4,589
865	e*	CV Therapeutics, Inc	9,342
641	e*	Dyax Corp	2,820
723	*	eResearch Technology, Inc	8,611
1,064	e*	Exelixis, Inc	6,469
172	*	Exponent, Inc	5,691
2,006		Fluor Corp	111,733
408	e*	Furmanite Corp	4,219
692	e*	Genpact Ltd	7,190
594	*	Gen-Probe, Inc	31,512
237	*	Greenfield Online, Inc	4,124
1,037	*	Hewitt Associates, Inc (Class A)	37,788
270	e*	Hill International, Inc	3,740
188	e*	Huron Consulting Group, Inc	10,712
1,305	e*	Incyte Corp	9,983
1,170	e*	Isis Pharmaceuticals, Inc	19,761
1,364	*	Jacobs Engineering Group, Inc	74,079
1,971		KBR, Inc	30,097
135	e*	Kendle International, Inc	6,036
84	e	Landauer, Inc	6,111
139	*	LECG Corp	1,122
954	e*	Lexicon Pharmaceuticals, Inc	1,698
348	e*	Luminex Corp	8,703
241		MAXIMUS, Inc	8,878
317	e*	Maxygen, Inc	1,341
2,576	*	McDermott International, Inc	65,817
80	*	Michael Baker Corp	2,784
2,243	e	Moody’s Corp	76,262
506	e*	Myriad Genetics, Inc	32,829
631	*	Navigant Consulting, Inc	12,551
292	e*	Omnicell, Inc	3,840
3,683	e	Paychex, Inc	121,649

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
282	*	PharmaNet Development Group, Inc	$2,036
1,632		Quest Diagnostics, Inc	84,325
693	e*	Regeneron Pharmaceuticals, Inc	15,128
1,490	e*	Rentech, Inc	1,982
514	*	Resources Connection, Inc	11,580
517	e*	Rigel Pharmaceuticals, Inc	12,072
611	e*	RTI Biologics, Inc	5,713
2,100	*	SAIC, Inc	42,483
410	e*	Sangamo Biosciences, Inc	3,157
560	e*	Savient Pharmaceuticals, Inc	8,350
694	e*	Seattle Genetics, Inc	7,426
515	e*	Sequenom, Inc	13,709
882	*	Shaw Group, Inc	27,104
99	e*	Stanley, Inc	3,654
299	*	Symyx Technologies, Inc	2,963
100	e*	Tejon Ranch Co	3,715
677	*	Tetra Tech, Inc	16,289
840	e*	URS Corp	30,803
1,018	*	VCA Antech, Inc	30,000
512	e	Watson Wyatt & Co Holdings (Class A)	25,462

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	1,744,562

FABRICATED METAL PRODUCTS - 0.54%
383	e*	Alliant Techsystems, Inc	35,979
105	e	Ameron International Corp	7,523
778	e	Aptargroup, Inc	30,428
1,167		Ball Corp	46,085
323	*	Chart Industries, Inc	9,225
170		CIRCOR International, Inc	7,383
1,236		Commercial Metals Co	20,876
132	e*	Commercial Vehicle Group, Inc	939
593		Crane Co	17,618
1,813	*	Crown Holdings, Inc	40,267
270	e	Dynamic Materials Corp	6,267
686	e*	Griffon Corp	6,188
190		Gulf Island Fabrication, Inc	6,549
5,280	e	Illinois Tool Works, Inc	234,695
155	e	Insteel Industries, Inc	2,106
153	e*	Ladish Co, Inc	3,098
400	e*	Mobile Mini, Inc	7,732
1,254	e	Mueller Water Products, Inc (Class A)	11,261
260	e*	NCI Building Systems, Inc	8,255
1,908	e	Parker Hannifin Corp	101,124
220	e*	Park-Ohio Holdings Corp	3,936
1,126	e	Pentair, Inc	38,926
450		Quanex Building Products Corp	6,858
262		Silgan Holdings, Inc	13,386
400	e	Simpson Manufacturing Co, Inc	10,836
314	*	Smith & Wesson Holding Corp	1,174
657		Snap-On, Inc	34,598
892		Stanley Works	37,232
122	e	Sun Hydraulics Corp	3,177
812	e*	Taser International, Inc	5,806
203	e	Valmont Industries, Inc	16,786
341	e	Watts Water Technologies, Inc (Class A)	9,326

		TOTAL FABRICATED METAL PRODUCTS	785,639

FOOD AND KINDRED PRODUCTS - 4.10%
228	e*	AgFeed Industries, Inc	1,801
8,153		Anheuser-Busch Cos, Inc	528,967

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
7,324	e	Archer Daniels Midland Co	$160,469
226	e	B&G Foods, Inc (Class A)	1,616
100	*	Boston Beer Co, Inc (Class A)	4,749
1,392	e	Bunge Ltd	87,947
2,699		Campbell Soup Co	104,181
798	*	Central Garden and Pet Co (Class A)	4,748
77	e	Coca-Cola Bottling Co Consolidated	3,362
26,240		Coca-Cola Co	1,387,570
3,623		Coca-Cola Enterprises, Inc	60,758
5,690	e	ConAgra Foods, Inc	110,727
2,101	*	Constellation Brands, Inc (Class A)	45,087
828	e	Corn Products International, Inc	26,728
878	*	Darling International, Inc	9,755
2,062		Del Monte Foods Co	16,084
182		Diamond Foods, Inc	5,101
2,887	e*	Dr Pepper Snapple Group, Inc	76,448
200	e	Farmer Bros Co	4,974
952	e	Flowers Foods, Inc	27,951
3,668		General Mills, Inc	252,065
3,587		H.J. Heinz Co	179,242
826	e*	Hansen Natural Corp	24,987
1,846	e	Hershey Co	72,991
810		Hormel Foods Corp	29,387
125		Imperial Sugar Co	1,693
192		J&J Snack Foods Corp	6,511
633		J.M. Smucker Co	32,087
2,694		Kellogg Co	151,133
16,961	e	Kraft Foods, Inc (Class A)	555,472
317	e	Lancaster Colony Corp	11,938
400	e	Lance, Inc	9,076
107	e*	M&F Worldwide Corp	4,280
1,421		McCormick & Co, Inc	54,637
1,344	e	Molson Coors Brewing Co (Class B)	62,832
211	*	Omega Protein Corp	2,481
149	e*	Peet’s Coffee & Tea, Inc	4,160
129	e	Penford Corp	2,282
1,656		Pepsi Bottling Group, Inc	48,306
737		PepsiAmericas, Inc	15,271
18,046		PepsiCo, Inc	1,286,137
524	e*	Ralcorp Holdings, Inc	35,323
236		Reddy Ice Holdings, Inc	861
1,964	e	Reynolds American, Inc	95,490
189	e	Sanderson Farms, Inc	6,944
8,050		Sara Lee Corp	101,672
718	e*	Smart Balance, Inc	4,710
1,266	e*	Smithfield Foods, Inc	20,104
358	e	Tootsie Roll Industries, Inc	10,350
323	e*	TreeHouse Foods, Inc	9,593
2,963		Tyson Foods, Inc (Class A)	35,378
2,709		Wrigley (Wm.) Jr Co	215,095

		TOTAL FOOD AND KINDRED PRODUCTS	6,011,511

FOOD STORES - 0.40%
15	e	Arden Group, Inc (Class A)	2,184
403	e*	Great Atlantic & Pacific Tea Co, Inc	4,360
100		Ingles Markets, Inc (Class A)	2,283
7,517		Kroger Co	206,568
327	e*	Panera Bread Co (Class A)	16,644
248	e*	Pantry, Inc	5,255
431	e	Ruddick Corp	13,986

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
5,033	e	Safeway, Inc	$119,383
8,279	*	Starbucks Corp	123,109
2,450	e	Supervalu, Inc	53,165
188	e	Weis Markets, Inc	6,770
1,546	e	Whole Foods Market, Inc	30,966
610	e*	Winn-Dixie Stores, Inc	8,479

		TOTAL FOOD STORES	593,152

FORESTRY - 0.13%
988	e	Rayonier, Inc	46,782
2,453	e	Weyerhaeuser Co	148,603

		TOTAL FORESTRY	195,385

FURNITURE AND FIXTURES - 0.30%
279	e	Ethan Allen Interiors, Inc	7,818
642	e	Furniture Brands International, Inc	6,754
700	e	Herman Miller, Inc	17,128
808	e	Hill-Rom Holdings, Inc	24,490
567		HNI Corp	14,368
64	e	Hooker Furniture Corp	1,136
6,717	e	Johnson Controls, Inc	203,726
300		Kimball International, Inc (Class B)	3,240
644	e*	Kinetic Concepts, Inc	18,412
500	e	La-Z-Boy, Inc	4,660
1,986	e	Leggett & Platt, Inc	43,275
4,134	e	Masco Corp	74,164
508	e	Sealy Corp	3,282
838	e	Steelcase, Inc (Class A)	9,009
1,019	e	Tempur-Pedic International, Inc	11,983

		TOTAL FURNITURE AND FIXTURES	443,445

FURNITURE AND HOMEFURNISHINGS STORES - 0.24%
2,945	e*	Bed Bath & Beyond, Inc	92,502
3,801	e	Best Buy Co, Inc	142,537
1,868	e, v	Circuit City Stores, Inc	1,401
1,778	*	GameStop Corp (Class A)	60,825
166		Haverty Furniture Cos, Inc	1,899
546		Knoll, Inc	8,256
1,075	e*	Pier 1 Imports, Inc	4,440
1,485		RadioShack Corp	25,661
228	*	Tuesday Morning Corp	942
1,054	e	Williams-Sonoma, Inc	17,054

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	355,517

GENERAL BUILDING CONTRACTORS - 0.23%
100	e*	Amrep Corp	4,241
39	e*	Avatar Holdings, Inc	1,287
917	e*	Beazer Homes USA, Inc	5,484
139	e	Brookfield Homes Corp	1,996
72	e*	Cavco Industries, Inc	2,603
1,320	e	Centex Corp	21,384
3,593	e	DR Horton, Inc	46,780
439	e*	Hovnanian Enterprises, Inc (Class A)	3,508
857	e	KB Home	16,866
1,474	e	Lennar Corp (Class A)	22,390
451	e	M/I Homes, Inc	10,274
274		McGrath RentCorp	7,897
388	e	MDC Holdings, Inc	14,197
594	*	Meritage Homes Corp	14,672

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
50	e*	NVR, Inc	$28,600
100	e*	Palm Harbor Homes, Inc	991
316	*	Perini Corp	8,150
2,600	e	Pulte Homes, Inc	36,322
506	e	Ryland Group, Inc	13,419
1,250	e*	Standard-Pacific Corp	6,138
160	e*	Team, Inc	5,779
1,474	e*	Toll Brothers, Inc	37,188
596		Walter Industries, Inc	28,280

		TOTAL GENERAL BUILDING CONTRACTORS	338,446

GENERAL MERCHANDISE STORES - 1.92%
521	e*	99 Cents Only Stores	5,715
961	e*	Big Lots, Inc	26,745
713	e*	BJ’s Wholesale Club, Inc	27,707
547		Casey’s General Stores, Inc	16,503
100	e*	Conn’s, Inc	1,871
4,929		Costco Wholesale Corp	320,040
670	e	Dillard’s, Inc (Class A)	7,906
1,650	e	Family Dollar Stores, Inc	39,105
480		Fred’s, Inc (Class A)	6,826
2,561	e	JC Penney Co, Inc	85,384
4,765		Macy’s, Inc	85,675
298	*	Retail Ventures, Inc	1,162
1,641	e*	Saks, Inc	15,179
671	e*	Sears Holdings Corp	62,739
200	e	Stein Mart, Inc	782
8,973	e	Target Corp	440,125
4,784	e	TJX Cos, Inc	146,008
25,528		Wal-Mart Stores, Inc	1,528,871

		TOTAL GENERAL MERCHANDISE STORES	2,818,343

HEALTH SERVICES - 1.01%
107	e*	Alliance Imaging, Inc	1,099
72	e*	Almost Family, Inc	2,848
288	e*	Amedisys, Inc	14,017
1,903		AmerisourceBergen Corp	71,647
542	*	Amsurg Corp	13,805
569	*	Apria Healthcare Group, Inc	10,379
664	*	Assisted Living Concepts, Inc (A Shares)	4,230
300	*	Bio-Reference Labs, Inc	8,670
384	e	Brookdale Senior Living, Inc	8,444
1,047	e*	Community Health Systems, Inc	30,688
90	*	Corvel Corp	2,575
716	e*	Covance, Inc	63,302
1,712	*	Coventry Health Care, Inc	55,726
296	e*	Cross Country Healthcare, Inc	4,822
253	*	CryoLife, Inc	3,319
1,203	*	DaVita, Inc	68,583
660	e*	Edwards Lifesciences Corp	38,122
280	e*	eHealth, Inc	4,480
280	e*	Emeritus Corp	6,972
242	*	Enzo Biochem, Inc	2,657
2,394	e*	Express Scripts, Inc	176,724
357	e*	Five Star Quality Care, Inc	1,339
300	e*	Genomic Health, Inc	6,795
95	*	Genoptix, Inc	3,104
285	*	Gentiva Health Services, Inc	7,678
2,818	e*	Health Management Associates, Inc (Class A)	11,723
790	*	Healthsouth Corp	14,560

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
402	e*	Healthways, Inc	$6,484
3,404	*	Immunomedics, Inc	6,059
402	*	Kindred Healthcare, Inc	11,083
1,277	e*	Laboratory Corp of America Holdings	88,751
124	*	LHC Group, Inc	3,532
100	*	Life Sciences Research, Inc	3,500
634	e*	LifePoint Hospitals, Inc	20,377
836	e*	Lincare Holdings, Inc	25,155
488	*	Magellan Health Services, Inc	20,037
3,155		McKesson Corp	169,770
164	e*	Medcath Corp	2,939
5,765	*	Medco Health Solutions, Inc	259,424
100	e	National Healthcare Corp	4,712
981	e*	Nektar Therapeutics	3,522
235	e*	Nighthawk Radiology Holdings, Inc	1,697
336	e*	Odyssey HealthCare, Inc	3,410
1,211	e	Omnicare, Inc	34,840
538	*	Pediatrix Medical Group, Inc	29,009
1,098		Pharmaceutical Product Development, Inc	45,402
610	e*	Psychiatric Solutions, Inc	23,150
300	*	RehabCare Group, Inc	5,430
246	*	Skilled Healthcare Group, Inc (Class A)	3,909
722	e*	Sun Healthcare Group, Inc	10,585
483	e*	Sunrise Senior Living, Inc	6,661
5,457	e*	Tenet Healthcare Corp	30,286
527		Universal Health Services, Inc (Class B)	29,528
133	*	US Physical Therapy, Inc	2,309

		TOTAL HEALTH SERVICES	1,489,869

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.06%
250	e*	Comverge, Inc	1,150
1,636	*	Foster Wheeler Ltd	59,075
396	e	Granite Construction, Inc	14,185
670	e	Great Lakes Dredge & Dock Corp	4,228
111	*	LB Foster Co (Class A)	3,377
440	*	Matrix Service Co	8,404
247	e*	Orion Marine Group, Inc	2,591
133	*	Sterling Construction Co, Inc	2,155

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	95,165

HOLDING AND OTHER INVESTMENT OFFICES - 2.57%
400		Acadia Realty Trust	10,112
466	e*	Affiliated Managers Group, Inc	38,608
79		Agree Realty Corp	2,259
24	e	Alexander’s, Inc	9,600
392	e	Alexandria Real Estate Equities, Inc	44,100
1,832	e	Allied Capital Corp	19,786
1,200	e	AMB Property Corp	54,360
503		American Campus Communities, Inc	17,042
110	e	American Capital Agency Corp	1,905
6,212		Annaly Mortgage Management, Inc	83,551
503	e	Anthracite Capital, Inc	2,696
734		Anworth Mortgage Asset Corp	4,345
1,174	e	Apartment Investment & Management Co (Class A)	41,113
134	e	Arbor Realty Trust, Inc	1,340
1,067	e	Ashford Hospitality Trust, Inc	4,321
167		Associated Estates Realty Corp	2,176
872	e	AvalonBay Communities, Inc	85,822
675		BioMed Realty Trust, Inc	17,854
1,371	e	Boston Properties, Inc	128,408

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
918		Brandywine Realty Trust	$14,716
557	e	BRE Properties, Inc (Class A)	27,293
612	e	Camden Property Trust	28,066
472	e	Capital Lease Funding, Inc	3,743
47		Capital Southwest Corp	6,676
200	e	Capital Trust, Inc (Class A)	3,100
608		Capstead Mortgage Corp	6,658
698	e	CBL & Associates Properties, Inc	14,016
400		Cedar Shopping Centers, Inc	5,288
65	e	Cherokee, Inc	1,429
507	e	Colonial Properties Trust	9,476
429	e	Corporate Office Properties Trust	17,310
529		Cousins Properties, Inc	13,347
209	e	Danvers Bancorp, Inc	2,665
1,850	e	DCT Industrial Trust, Inc	13,857
1,405	e	Developers Diversified Realty Corp	44,524
1,064		DiamondRock Hospitality Co	9,682
753	e	Digital Realty Trust, Inc	35,579
1,381		Douglas Emmett, Inc	31,860
1,586		Duke Realty Corp	38,984
451		EastGroup Properties, Inc	21,892
231		Education Realty Trust, Inc	2,559
350	e	Entertainment Properties Trust	19,152
238	e	Equity Lifestyle Properties, Inc	12,621
415	e	Equity One, Inc	8,503
3,080	e	Equity Residential	136,783
291	e	Essex Property Trust, Inc	34,434
903	e	Extra Space Storage, Inc	13,870
697	e	Federal Realty Investment Trust	59,663
628		FelCor Lodging Trust, Inc	4,496
500	e	First Industrial Realty Trust, Inc	14,340
172	e	First Potomac Realty Trust	2,957
538	e	Franklin Street Properties Corp	6,994
2,579	e	General Growth Properties, Inc	38,943
164	e	Getty Realty Corp	3,636
239	e	Gladstone Capital Corp	3,642
511	e	Glimcher Realty Trust	5,335
574	e	Gramercy Capital Corp	1,487
132		Hatteras Financial Corp	3,062
2,599	e	HCP, Inc	104,298
1,036		Health Care REIT, Inc	55,146
605	e	Healthcare Realty Trust, Inc	17,636
298		Hersha Hospitality Trust	2,217
629	e	Highwoods Properties, Inc	22,367
1,026	e*	Hilltop Holdings, Inc	10,588
429		Home Properties, Inc	24,861
1,066		Hospitality Properties Trust	21,874
5,912	e	Host Marriott Corp	78,570
2,467		HRPT Properties Trust	16,998
710	e	Inland Real Estate Corp	11,140
678		Investors Real Estate Trust	7,587
5,730	e	iShares Russell 3000 Index Fund	394,167
1,431	e	iStar Financial, Inc	3,721
284	e	JER Investors Trust, Inc	1,369
348	e	Kilroy Realty Corp	16,631
2,453	e	Kimco Realty Corp	90,614
715	e	Kite Realty Group Trust	7,865
442	e	LaSalle Hotel Properties	10,307
736	e	Lexington Corporate Properties Trust	12,674
1,005		Liberty Property Trust	37,838

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
249		LTC Properties, Inc	$7,301
781	e	Macerich Co	49,711
749		Mack-Cali Realty Corp	25,369
527	e	Maguire Properties, Inc	3,141
950	e	Medical Properties Trust, Inc	10,783
1,250	*	Meruelo Maddux Properties, Inc	1,525
1,708		MFA Mortgage Investments, Inc	11,102
298	e	Mid-America Apartment Communities, Inc	14,644
220		Mission West Properties, Inc	2,143
520		MVC Capital, Inc	7,930
200		National Health Investors, Inc	6,836
853		National Retail Properties, Inc	20,429
1,097		Nationwide Health Properties, Inc	39,470
463	e	Newcastle Investment Corp	2,940
800	e	NorthStar Realty Finance Corp	6,200
735		Omega Healthcare Investors, Inc	14,450
149	e	Parkway Properties, Inc	5,641
385	e	Pennsylvania Real Estate Investment Trust	7,257
1,970	e	Plum Creek Timber Co, Inc	98,224
500	e	Post Properties, Inc	13,985
449	e	Potlatch Corp	20,829
2,913	e	Prologis	120,220
218	e	Prospect Capital Corp	2,793
235		PS Business Parks, Inc	13,536
1,440	e	Public Storage, Inc	142,574
1,238	e	RAIT Investment Trust	6,797
201		Ramco-Gershenson Properties	4,506
1,149	e	Realty Income Corp	29,414
379		Redwood Trust, Inc	8,236
795	e	Regency Centers Corp	53,019
500	e	Resource Capital Corp	3,030
200		Saul Centers, Inc	10,108
1,080	e	Senior Housing Properties Trust	25,736
2,494	e	Simon Property Group, Inc	241,917
649		SL Green Realty Corp	42,055
249	e	Sovran Self Storage, Inc	11,128
798	e	Strategic Hotels & Resorts, Inc	6,025
236	e	Sun Communities, Inc	4,675
631	e	Sunstone Hotel Investors, Inc	8,519
357	e	Tanger Factory Outlet Centers, Inc	15,633
694	e	Taubman Centers, Inc	34,700
1,487	e	UDR, Inc	38,885
200		Universal Health Realty Income Trust	7,780
213		Urstadt Biddle Properties, Inc (Class A)	3,994
499		U-Store-It Trust	6,123
1,470	e	Ventas, Inc	72,647
3,345	e	Virgin Media, Inc	26,426
1,509	e	Vornado Realty Trust	137,244
745		WABCO Holdings, Inc	26,477
562	e	Washington Real Estate Investment Trust	20,586
842	e	Weingarten Realty Investors	30,034
1,210		Winthrop Realty Trust	4,719

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	3,769,950

HOTELS AND OTHER LODGING PLACES - 0.27%
436	e	Ameristar Casinos, Inc	6,187
459	e*	Bluegreen Corp	3,172
584	e	Boyd Gaming Corp	5,466
370	e	Choice Hotels International, Inc	10,027
424	e*	Gaylord Entertainment Co	12,453

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
300	e*	Great Wolf Resorts, Inc	$1,098
162	e*	Isle of Capri Casinos, Inc	1,461
1,201	e*	Las Vegas Sands Corp	43,368
300	*	Lodgian, Inc	2,340
200		Marcus Corp	3,216
3,396	e	Marriott International, Inc (Class A)	88,602
1,409	e*	MGM Mirage	40,157
200	e*	Monarch Casino & Resort, Inc	2,278
510	e*	Morgans Hotel Group Co	5,564
465	e	Orient-Express Hotels Ltd (Class A)	11,220
200	*	Riviera Holdings Corp	1,470
2,143		Starwood Hotels & Resorts Worldwide, Inc	60,304
378	*	Vail Resorts, Inc	13,211
1,996		Wyndham Worldwide Corp	31,357
620	e	Wynn Resorts Ltd	50,617

		TOTAL HOTELS AND OTHER LODGING PLACES	393,568

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.73%
302	*	3PAR, Inc	1,948
129		Aaon, Inc	2,347
637	e	Actuant Corp (Class A)	16,078
1,043	*	AGCO Corp	44,442
400	e*	Allis-Chalmers Energy, Inc	5,060
296	*	Altra Holdings, Inc	4,369
79		Ampco-Pittsburgh Corp	2,046
15,397		Applied Materials, Inc	232,957
200	e*	Astec Industries, Inc	6,166
800	e*	Asyst Technologies, Inc	1,920
280	e*	AuthenTec, Inc	602
900	*	Axcelis Technologies, Inc	1,530
722	e	Black & Decker Corp	43,862
243		Black Box Corp	8,391
315	e*	Blount International, Inc	3,506
100	e*	Bolt Technology Corp	1,447
547	e	Briggs & Stratton Corp	8,850
4,603	*	Brocade Communications Systems, Inc	26,789
831	*	Brooks Automation, Inc	6,947
842		Bucyrus International, Inc (Class A)	37,621
678	e	Carlisle Cos, Inc	20,320
126	e	Cascade Corp	5,520
6,998		Caterpillar, Inc	417,080
1,000	*	Cirrus Logic, Inc	5,450
242	e*	Colfax Corp	4,044
196	*	Columbus McKinnon Corp	4,620
347	e*	Cray, Inc	1,797
2,311		Cummins, Inc	101,037
500		Curtiss-Wright Corp	22,725
400	e*	Cymer, Inc	10,132
4,904		Deere & Co	242,747
20,810	*	Dell, Inc	342,949
772		Diebold, Inc	25,561
978	e	Donaldson Co, Inc	40,988
2,154		Dover Corp	87,345
938	*	Dresser-Rand Group, Inc	29,519
352	e*	Dril-Quip, Inc	15,273
23,520	*	EMC Corp	281,299
1,000	*	Emulex Corp	10,670
408	e*	Ener1, Inc	3,186
507	*	ENGlobal Corp	6,728
215	e*	EnPro Industries, Inc	7,989

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
150	*	Energy Recovery, Inc	$1,438
1,363	*	Entegris, Inc	6,597
1,016	e*	Extreme Networks, Inc	3,424
562	e*	Flotek Industries, Inc	6,182
413	e*	Flow International Corp	2,098
623		Flowserve Corp	55,304
1,430	*	FMC Technologies, Inc	66,566
190	e*	Fuel Tech, Inc	3,437
655	*	Gardner Denver, Inc	22,742
106	e*	Gehl Co	3,120
194	e	Gorman-Rupp Co	7,318
771	e	Graco, Inc	27,455
57		Graham Corp	3,084
28,043		Hewlett-Packard Co	1,296,708
60	*	Hurco Cos, Inc	1,774
939		IDEX Corp	29,128
289	e*	Immersion Corp	1,682
3,537		Ingersoll-Rand Co Ltd (Class A)	110,248
664	e*	Intermec, Inc	13,041
15,594		International Business Machines Corp	1,823,875
3,589		International Game Technology	61,659
278	e*	Intevac, Inc	2,958
2,078		ITT Industries, Inc	115,557
2,356		Jabil Circuit, Inc	22,476
308	e*	John Bean Technologies Corp	3,899
1,220	e	Joy Global, Inc	55,071
85	*	Kadant, Inc	1,935
300	e	Kaydon Corp	13,518
859		Kennametal, Inc	23,296
64	*	Key Technology, Inc	1,517
631	e*	Kulicke & Soffa Industries, Inc	2,846
1,422	e*	Lam Research Corp	44,779
657		Lennox International, Inc	21,858
1,076	e*	Lexmark International, Inc (Class A)	35,045
136	e	Lindsay Manufacturing Co	9,894
200		Lufkin Industries, Inc	15,870
1,392	e	Manitowoc Co, Inc	21,646
171		Met-Pro Corp	2,495
1,000	*	Micros Systems, Inc	26,660
192	e*	Middleby Corp	10,428
500	e	Modine Manufacturing Co	7,240
66		Nacco Industries, Inc (Class A)	6,238
227	*	NATCO Group, Inc (Class A)	9,121
136	*	Natural Gas Services Group, Inc	2,376
451	*	Netezza Corp	4,785
400	*	Netgear, Inc	6,000
179		NN, Inc	2,300
369	e	Nordson Corp	18,122
540	*	Oil States International, Inc	19,089
1,385		Pall Corp	47,630
1,132	e	Palm, Inc	6,758
2,432	e	Pitney Bowes, Inc	80,888
144	e*	PMFG, Inc	2,087
1,916	v*	Quantum Corp	2,069
301	*	Rackable Systems, Inc	2,953
200	*	RBC Bearings, Inc	6,738
113	e*	Rimage Corp	1,577
475	e*	Riverbed Technology, Inc	5,947
310		Robbins & Myers, Inc	9,588
1,316	e*	Safeguard Scientifics, Inc	1,645

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
2,558	e*	SanDisk Corp	$50,009
200	e	Sauer-Danfoss, Inc	4,938
266	e*	Scansource, Inc	7,658
702	e*	Scientific Games Corp (Class A)	16,160
1,500	m,v*	Seagate Technology	—
5,517		Seagate Technology, Inc	66,866
100	*	Semitool, Inc	818
417	e*	Sigma Designs, Inc	5,930
608	e	SPX Corp	46,816
100	e	Standex International Corp	2,775
790	e*	STEC, Inc	6,083
258	e*	Super Micro Computer, Inc	2,325
142	*	T-3 Energy Services, Inc	5,271
208	*	Tecumseh Products Co (Class A)	5,208
200	e	Tennant Co	6,852
2,098	*	Teradata Corp	40,911
1,127	*	Terex Corp	34,396
156	e*	Thermadyne Holdings Corp	2,601
1,037		Timken Co	29,399
426	e	Toro Co	17,594
555	*	TurboChef Technologies, Inc	3,413
100		Twin Disc, Inc	1,376
200	e*	Ultratech, Inc	2,420
1,552	*	Varian Medical Systems, Inc	88,666
678	*	VeriFone Holdings, Inc	11,214
280	e	Watsco, Inc	14,078
2,428	e*	Western Digital Corp	51,765
680		Woodward Governor Co	23,984
762	e*	Zebra Technologies Corp (Class A)	21,222

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	6,936,384

INSTRUMENTS AND RELATED PRODUCTS - 4.06%
247	e*	Abaxis, Inc	4,866
400	e*	Abiomed, Inc	7,100
419	e*	Accuray, Inc	3,381
708	e*	Advanced Medical Optics, Inc	12,588
766	e*	Affymetrix, Inc	5,929
4,237	e*	Agilent Technologies, Inc	125,669
700	e*	Align Technology, Inc	7,581
3,464	e	Allergan, Inc	178,396
728	e*	American Medical Systems Holdings, Inc	12,929
87	e	American Science & Engineering, Inc	5,197
150		Analogic Corp	7,464
200	*	Anaren, Inc	2,030
275	*	Angiodynamics, Inc	4,345
2,057		Applied Biosystems, Inc	70,452
94	e*	Argon ST, Inc	2,208
300	e*	Arthrocare Corp	8,316
99	*	Axsys Technologies, Inc	5,835
166	e	Badger Meter, Inc	7,794
1,129	e	Bard (C.R.), Inc	107,108
7,137		Baxter International, Inc	468,400
745		Beckman Coulter, Inc	52,888
2,792		Becton Dickinson & Co	224,085
208	*	Bio-Rad Laboratories, Inc (Class A)	20,617
16,637	*	Boston Scientific Corp	204,135
762	*	Bruker BioSciences Corp	10,157
146	e*	Cantel Medical Corp	1,405
223	*	Cardiac Science Corp	2,310
609	e*	Cepheid, Inc	8,422

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
271	*	Coherent, Inc	$9,634
200		Cohu, Inc	3,164
450	e*	Conmed Corp	14,400
512	e	Cooper Cos, Inc	17,797
5,626		Covidien Ltd	302,453
200	e*	Cyberonics, Inc	3,400
85	*	Cynosure, Inc (Class A)	1,525
2,809	e	Danaher Corp	194,945
149	e	Datascope Corp	7,693
1,822	e	Dentsply International, Inc	68,398
567	e*	Depomed, Inc	2,070
296	*	DexCom, Inc	1,832
284	*	Dionex Corp	18,048
446		DRS Technologies, Inc	34,231
41	*	DXP Enterprises, Inc	2,186
3,150	e	Eastman Kodak Co	48,447
8,884		Emerson Electric Co	362,378
270	*	ESCO Technologies, Inc	13,006
333	*	Esterline Technologies Corp	13,183
801	e*	ev3, Inc	8,042
78	*	Exactech, Inc	1,735
163	e*	FARO Technologies, Inc	3,320
386	*	FEI Co	9,191
1,536	e*	Flir Systems, Inc	59,013
497	e*	Formfactor, Inc	8,658
469	e*	Fossil, Inc	13,240
1,458	e	Garmin Ltd	49,485
392	*	Haemonetics Corp	24,194
259	*	Hanger Orthopedic Group, Inc	4,520
153	e*	Herley Industries, Inc	2,616
698		Hillenbrand, Inc	14,072
2,784	*	Hologic, Inc	53,815
111	e*	ICU Medical, Inc	3,376
193	e*	I-Flow Corp	1,797
276	e*	II-VI, Inc	10,670
1,264	*	Illumina, Inc	51,230
205	e*	Insulet Corp	2,854
289	e*	Integra LifeSciences Holdings Corp	12,725
434	e*	Intuitive Surgical, Inc	104,585
316	e	Invacare Corp	7,628
900	*	ION Geophysical Corp	12,771
205	*	IRIS International, Inc	3,670
388	e*	Itron, Inc	34,350
345	*	Ixia	2,543
66	e*	Kensey Nash Corp	2,076
1,934	e	Kla-Tencor Corp	61,211
800	e*	Kopin Corp	2,496
27	e*	K-Tron International, Inc	3,478
699	e*	L-1 Identity Solutions, Inc	10,681
138	e*	LaBarge, Inc	2,078
522	e*	LTX-Credence Corp	908
193	*	Lydall, Inc	1,859
523	*	Masimo Corp	19,456
114	e*	Measurement Specialties, Inc	1,988
147	*	Medical Action Industries, Inc	1,930
12,777		Medtronic, Inc	640,127
409	e	Mentor Corp	9,759
310	*	Merit Medical Systems, Inc	5,819
414	*	Mettler-Toledo International, Inc	40,572
167	e*	Micrus Endovascular Corp	2,330

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
681	e*	Millipore Corp	$46,853
352	e	Mine Safety Appliances Co	13,418
550	*	MKS Instruments, Inc	10,951
200		Movado Group, Inc	4,470
221		MTS Systems Corp	9,304
650		National Instruments Corp	19,533
316	e*	Natus Medical, Inc	7,161
167	e*	Neogen Corp	4,706
407	*	Newport Corp	4,387
404	e*	NuVasive, Inc	19,929
222	e*	NxStage Medical, Inc	937
181	e*	Orthofix International NV	3,372
42	e*	OYO Geospace Corp	1,650
200	e*	Palomar Medical Technologies, Inc	2,692
1,291		PerkinElmer, Inc	32,236
196	*	Photon Dynamics Inc	3,009
4,812		Raytheon Co	257,490
878	e*	Resmed, Inc	37,754
1,656		Rockwell Automation, Inc	61,835
1,827		Rockwell Collins, Inc	87,860
324	*	Rofin-Sinar Technologies, Inc	9,918
1,017	e	Roper Industries, Inc	57,928
351	e*	Rudolph Technologies, Inc	2,941
561	e*	Sirf Technology Holdings, Inc	836
182	e*	Sirona Dental Systems, Inc	4,237
142	*	Somanetics Corp	3,106
326	*	Sonic Solutions, Inc	1,434
150	e*	SonoSite, Inc	4,710
330	*	Spectranetics Corp	1,528
3,854	e*	St. Jude Medical, Inc	167,610
300	e*	Stereotaxis, Inc	1,815
800		STERIS Corp	30,064
3,501		Stryker Corp	218,111
376	*	Symmetry Medical, Inc	6,979
146	*	Synovis Life Technologies, Inc	2,748
450	*	Techne Corp	32,454
385	*	Teledyne Technologies, Inc	22,007
2,014	*	Teradyne, Inc	15,729
4,780	*	Thermo Electron Corp	262,900
616	e*	Thoratec Corp	16,170
144	e*	Trans1, Inc	1,424
1,381	*	Trimble Navigation Ltd	35,713
379	*	Varian, Inc	16,259
362	e*	Veeco Instruments, Inc	5,361
200	e*	Vital Images, Inc	3,000
119		Vital Signs, Inc	8,794
623	e*	Vivus, Inc	4,947
146	*	Vnus Medical Technologies, Inc	3,056
541	*	Volcano Corp	9,354
1,139	*	Waters Corp	66,267
391	*	Wright Medical Group, Inc	11,902
10,279		Xerox Corp	118,517
2,667	*	Zimmer Holdings, Inc	172,182
200	e*	Zoll Medical Corp	6,544
198	*	Zygo Corp	2,491

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	5,955,848

INSURANCE AGENTS, BROKERS AND SERVICE - 0.42%
3,388		AON Corp	152,324
1,316	e	Brown & Brown, Inc	28,452

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
245	e*	Crawford & Co (Class B)	$3,724
1,275	e	Gallagher (Arthur J.) & Co	32,717
3,595		Hartford Financial Services Group, Inc	147,359
394	e	Hilb Rogal & Hobbs Co	18,416
5,926		Marsh & McLennan Cos, Inc	188,209
378	e	National Financial Partners Corp	5,670
100		White Mountains Insurance Group Ltd	46,975

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	623,846

INSURANCE CARRIERS - 3.60%
5,527		Aetna, Inc	199,580
5,437		Aflac, Inc	319,423
61	e*	Alleghany Corp	22,265
555		Allied World Assurance Holdings Ltd	19,714
6,265		Allstate Corp	288,942
3,286	e	Ambac Financial Group, Inc	7,656
629		American Equity Investment Life Holding Co	4,718
928		American Financial Group, Inc	27,376
25,995	e	American International Group, Inc	86,563
167		American National Insurance Co	14,417
130		American Physicians Capital, Inc	5,503
118	*	American Safety Insurance Holdings Ltd	1,783
606	*	AMERIGROUP Corp	15,295
202	*	Amerisafe, Inc	3,676
398	e	Amtrust Financial Services, Inc	5,409
557	*	Arch Capital Group Ltd	40,678
322	*	Argo Group International Holdings Ltd	11,866
961		Aspen Insurance Holdings Ltd	26,428
1,325		Assurant, Inc	72,875
742	e	Assured Guaranty Ltd	12,065
1,691		Axis Capital Holdings Ltd	53,622
125		Baldwin & Lyons, Inc (Class B)	2,996
377		Castlepoint Holdings Ltd	4,196
398	*	Catalyst Health Solutions, Inc	10,396
444	*	Centene Corp	9,106
4,157		Chubb Corp	228,219
3,197		Cigna Corp	108,634
1,660		Cincinnati Financial Corp	47,210
387	e*	Citizens, Inc (Class A)	3,181
303	e	CNA Financial Corp	7,951
100	*	CNA Surety Corp	1,670
2,054	*	Conseco, Inc	7,230
89	e*	Darwin Professional Underwriters, Inc	2,769
476	e	Delphi Financial Group, Inc (Class A)	13,347
143	e	Donegal Group, Inc (Class A)	2,593
620		Employers Holdings, Inc	10,776
641	e	Endurance Specialty Holdings Ltd	19,820
76	e*	Enstar Group Ltd	7,399
363	e	Erie Indemnity Co (Class A)	15,344
704		Everest Re Group Ltd	60,917
155	e	FBL Financial Group, Inc (Class A)	4,323
2,428		Fidelity National Title Group, Inc (Class A)	35,692
180	e*	First Acceptance Corp	612
1,057	e	First American Corp	31,182
136	*	First Mercury Financial Corp	1,938
346		Flagstone Reinsurance Holdings Ltd	3,553
210	e*	Fpic Insurance Group, Inc	10,792
4,970		Genworth Financial, Inc (Class A)	42,792
327	*	Greenlight Capital Re Ltd (Class A)	7,518
600		Hanover Insurance Group, Inc	27,312

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
206	e	Harleysville Group, Inc	$7,787
1,378	e	HCC Insurance Holdings, Inc	37,206
1,227	*	Health Net, Inc	28,957
521	*	Healthspring, Inc	11,024
467		Horace Mann Educators Corp	6,010
1,894	*	Humana, Inc	78,033
205		Infinity Property & Casualty Corp	8,446
647	e	IPC Holdings Ltd	19,546
77	e	Kansas City Life Insurance Co	3,542
200	e	LandAmerica Financial Group, Inc	4,850
1,882	e	Leucadia National Corp	85,518
2,903		Lincoln National Corp	124,277
3,572		Loews Corp	141,058
553	e	Maiden Holdings Ltd	2,406
116	*	Markel Corp	40,774
662	e	Max Re Capital Ltd	15,378
2,532	e	MBIA, Inc	30,131
513		Meadowbrook Insurance Group, Inc	3,622
303	e	Mercury General Corp	16,589
5,115		Metlife, Inc	286,440
1,399	e	MGIC Investment Corp	9,835
110	e*	Molina Healthcare, Inc	3,410
1,226		Montpelier Re Holdings Ltd	20,241
173	e	National Interstate Corp	4,157
19		National Western Life Insurance Co (Class A)	4,599
590	e	Nationwide Financial Services, Inc (Class A)	29,105
149	*	Navigators Group, Inc	8,642
65	e	NYMAGIC, Inc	1,641
311	e	Odyssey Re Holdings Corp	13,622
2,437	e	Old Republic International Corp	31,072
313	e	OneBeacon Insurance Group Ltd (Class A)	6,620
619		PartnerRe Ltd	42,148
609	*	Philadelphia Consolidated Holding Co	35,669
1,122		Phoenix Cos, Inc	10,367
654		Platinum Underwriters Holdings Ltd	23,204
400	*	PMA Capital Corp (Class A)	3,528
973	e	PMI Group, Inc	2,870
200	e	Presidential Life Corp	3,158
499	e*	Primus Guaranty Ltd	1,307
2,944	e	Principal Financial Group	128,035
338	e*	ProAssurance Corp	18,928
7,712		Progressive Corp	134,189
887		Protective Life Corp	25,288
4,937		Prudential Financial, Inc	355,463
794	e	Quanta Capital Holdings Ltd	2,191
910		Radian Group, Inc	4,586
33	e*	Reinsurance Group of America, Inc (Class B)	1,561
310	e	Reinsurance Group of America, Inc (Class A)	16,740
735	e	RenaissanceRe Holdings Ltd	38,220
200	e	RLI Corp	12,418
200	e	Safety Insurance Group, Inc	7,586
169	*	SeaBright Insurance Holdings, Inc	2,197
656		Selective Insurance Group, Inc	15,036
628		Stancorp Financial Group, Inc	32,656
200		State Auto Financial Corp	5,814
200		Stewart Information Services Corp	5,950
1,044		Torchmark Corp	62,431
176	e	Tower Group, Inc	4,147
334		Transatlantic Holdings, Inc	18,153
6,882		Travelers Cos, Inc	311,066

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
130	e*	Triple-S Management Corp (Class B)	$2,118
271	e*	United America Indemnity Ltd (Class A)	3,856
234	e	United Fire & Casualty Co	6,690
13,978		UnitedHealth Group, Inc	354,902
500		Unitrin, Inc	12,470
417	*	Universal American Financial Corp	5,083
3,938		UnumProvident Corp	98,844
462	e	Validus Holdings Ltd	10,742
1,629		W.R. Berkley Corp	38,363
481	*	WellCare Health Plans, Inc	17,316
5,985	*	WellPoint, Inc	279,919
15		Wesco Financial Corp	5,355
3,237	e	XL Capital Ltd (Class A)	58,072
401	e	Zenith National Insurance Corp	14,693

		TOTAL INSURANCE CARRIERS	5,287,189

JUSTICE, PUBLIC ORDER AND SAFETY - 0.03%
1,460	e*	Corrections Corp of America	36,281
560	e*	Geo Group, Inc	11,318

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	47,599

LEATHER AND LEATHER PRODUCTS - 0.10%
3,885	*	Coach, Inc	97,281
960	e*	CROCS, Inc	3,437
344	e*	Genesco, Inc	11,517
643	*	Iconix Brand Group, Inc	8,410
150	*	Steven Madden Ltd	3,717
558	*	Timberland Co (Class A)	9,692
60	e	Weyco Group, Inc	2,008
600	e	Wolverine World Wide, Inc	15,876

		TOTAL LEATHER AND LEATHER PRODUCTS	151,938

LEGAL SERVICES - 0.03%
542	*	FTI Consulting, Inc	39,154
154	e*	Pre-Paid Legal Services, Inc	6,354

		TOTAL LEGAL SERVICES	45,508

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.00%**
101	e*	Emergency Medical Services Corp (Class A)	3,018

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	3,018

LUMBER AND WOOD PRODUCTS - 0.02%
80	e	American Woodmark Corp	1,796
1,056	e*	Champion Enterprises, Inc	5,861
100		Deltic Timber Corp	6,364
1,157	e	Louisiana-Pacific Corp	10,760
100	e	Skyline Corp	2,643
200	e	Universal Forest Products, Inc	6,982

		TOTAL LUMBER AND WOOD PRODUCTS	34,406

METAL MINING - 0.44%
502	*	Allied Nevada Gold Corp	2,871
627	e*	Apex Silver Mines Ltd	1,078
1,220		Cleveland-Cliffs, Inc	64,587
6,278	e*	Coeur d’Alene Mines Corp	9,605
496		Foundation Coal Holdings, Inc	17,648
4,352	e	Freeport-McMoRan Copper & Gold, Inc (Class B)	247,412
1,552	e*	Hecla Mining Co	7,263
4,945	e	Newmont Mining Corp	191,669

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
866	e*	Patriot Coal Corp	$25,157
607	*	Rosetta Resources, Inc	11,145
384		Royal Gold, Inc	13,809
690	e*	ShengdaTech, Inc	4,830
2,517	e	Southern Copper Corp	48,024
656	e*	Stillwater Mining Co	3,811
1,250	e*	Uranium Resources, Inc	2,113

		TOTAL METAL MINING	651,022

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.26%
213		Armstrong World Industries, Inc	6,156
300		Blyth, Inc	3,402
806		Callaway Golf Co	11,340
423	e	Daktronics, Inc	7,047
1,404	e	Hasbro, Inc	48,747
392	e*	Intrepid Potash, Inc	11,815
311	e*	Jakks Pacific, Inc	7,747
256	e*	Leapfrog Enterprises, Inc	2,703
4,122		Mattel, Inc	74,362
275	*	Nautilus, Inc	1,257
191	*	RC2 Corp	3,820
100	*	Russ Berrie & Co, Inc	767
393	e*	Shuffle Master, Inc	2,000
100	e*	Steinway Musical Instruments, Inc	2,832
5,488		Tyco International Ltd	192,190

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	376,185

MISCELLANEOUS RETAIL - 1.20%
198	*	1-800-FLOWERS.COM, Inc (Class A)	1,192
3,582	*	Amazon.com, Inc	260,626
409	e	Barnes & Noble, Inc	10,667
334	e	Big 5 Sporting Goods Corp	3,447
158	e*	Blue Nile, Inc	6,773
792		Borders Group, Inc	5,196
200	e*	Build-A-Bear Workshop, Inc	1,456
585	e*	Cabela’s, Inc	7,067
400		Cash America International, Inc	14,416
558	*	CKX, Inc	3,437
657	e*	Coldwater Creek, Inc	3,804
16,263		CVS Corp	547,413
886	e*	Dick’s Sporting Goods, Inc	17,348
1,067	*	Dollar Tree, Inc	38,796
969	e*	Drugstore.Com	2,277
393	*	Ezcorp, Inc (Class A)	7,388
324	e*	GSI Commerce, Inc	5,016
373	e*	Hibbett Sports, Inc	7,467
382	e*	HSN, Inc	4,206
242	e*	Jo-Ann Stores, Inc	5,077
359		Longs Drug Stores Corp	27,155
593	e*	Marvel Entertainment, Inc	20,245
497	e	MSC Industrial Direct Co (Class A)	22,897
473	e	Nutri/System, Inc	8,382
3,008	e*	Office Depot, Inc	17,507
769	e	OfficeMax, Inc	6,836
176	e*	Overstock.com, Inc	3,487
1,486		Petsmart, Inc	36,719
422	e*	Priceline.com, Inc	28,877
145	e	Pricesmart, Inc	2,427
6,114	e, v*	Rite Aid Corp	4,952
160	e*	Shutterfly, Inc	1,538

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
700	e	Signet Jewelers Ltd	$16,366
192	*	Stamps.com, Inc	2,241
7,990		Staples, Inc	179,775
220	e	Systemax, Inc	3,093
1,436	e	Tiffany & Co	51,007
11,268		Walgreen Co	348,857
362		World Fuel Services Corp	8,337
490	e*	Zale Corp	12,250
155	e*	Zumiez, Inc	2,554

		TOTAL MISCELLANEOUS RETAIL	1,758,571

MOTION PICTURES - 0.68%
159	*	Ascent Media Corp (Series A)	3,881
466	e*	Avid Technology, Inc	11,212
1,979	e*	Blockbuster, Inc (Class A)	4,057
306		Cinemark Holdings, Inc	4,162
1,598	*	Discovery Communications, Inc (Class C)	22,628
1,598	e*	Discovery Communications, Inc (Class A)	22,772
909	*	DreamWorks Animation SKG, Inc (Class A)	28,588
171	e*	Gaiam, Inc (Class A)	1,813
850	e*	Macrovision Solutions Corp	13,073
460		National CineMedia, Inc	5,083
26,348		News Corp (Class A)	315,912
912	e	Regal Entertainment Group (Class A)	14,391
40,711		Time Warner, Inc	533,720
1,640	e*	tw telecom inc (Class A)	17,040

		TOTAL MOTION PICTURES	998,332

NONDEPOSITORY INSTITUTIONS - 0.79%
700		Advance America Cash Advance Centers, Inc	2,093
403	e	Advanta Corp (Class B)	3,317
2,310	e	American Capital Ltd	58,928
11,453		American Express Co	405,779
1,288	e*	AmeriCredit Corp	13,047
1,618	e	Apollo Investment Corp	27,587
1,297		Ares Capital Corp	13,528
400	e*	Boise, Inc	624
4,267	e	Capital One Financial Corp	217,616
1,828	e	CapitalSource, Inc	22,484
370	e	Chimera Investment Corp	2,298
3,188	e	CIT Group, Inc	22,188
218	e*	CompuCredit Corp	855
103	e*	Credit Acceptance Corp	1,751
5,495	e	Discover Financial Services	75,941
12,111	e	Federal National Mortgage Association	18,530
160	e	Federal Agricultural Mortgage Corp (Class C)	656
7,508	e	Federal Home Loan Mortgage Corp	12,839
274	e	Financial Federal Corp	6,280
250	*	First Cash Financial Services, Inc	3,750
641	e	First Marblehead Corp	1,596
252		Gladstone Investment Corp	1,734
1,040	e	GLG Partners, Inc	5,637
386	e*	Guaranty Financial Group, Inc	1,525
255	e	Hercules Technology Growth Capital, Inc	2,474
187		Kohlberg Capital Corp	1,606
1,091		Lender Processing Services, Inc	33,297
778	e	MCG Capital Corp	2,038
289	e*	Mercadolibre, Inc	5,881
115	e*	Mitcham Industries, Inc	1,160
200		Nelnet, Inc (Class A)	2,840

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
300	e	NGP Capital Resources Co	$4,371
300	e*	Ocwen Financial Corp	2,415
199		Patriot Capital Funding, Inc	1,268
216	e	PennantPark Investment Corp	1,601
544	*	PHH Corp	7,230
5,310	*	SLM Corp	65,525
42		Student Loan Corp	3,906
2,838		Textron, Inc	83,097
838	e*	thinkorswim Group, Inc	6,981
63	e*	Tree.com, Inc	304
199	e*	World Acceptance Corp	7,164

		TOTAL NONDEPOSITORY INSTITUTIONS	1,153,741

NONMETALLIC MINERALS, EXCEPT FUELS - 0.08%
292	e	AMCOL International Corp	9,128
350		Compass Minerals International, Inc	18,337
1,260	e*	General Moly, Inc	5,481
1,107	e	Vulcan Materials Co	82,471

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	115,417

OIL AND GAS EXTRACTION - 5.11%
468	e*	Abraxas Petroleum Corp	1,221
5,283		Anadarko Petroleum Corp	256,278
3,796		Apache Corp	395,847
280	e	APCO Argentina, Inc	7,927
104	*	Approach Resources, Inc	1,504
399	e*	Arena Resources, Inc	15,501
508	e	Atlas America, Inc	17,328
314	*	ATP Oil & Gas Corp	5,592
564	*	Atwood Oceanics, Inc	20,530
3,504		Baker Hughes, Inc	212,132
448	e*	Basic Energy Services, Inc	9,542
487	e	Berry Petroleum Co (Class A)	18,862
417	*	Bill Barrett Corp	13,390
3,343		BJ Services Co	63,952
426	e*	BMB Munai, Inc	1,768
523	e*	Brigham Exploration Co	5,748
610	e*	Bronco Drilling Co, Inc	6,234
1,079		Cabot Oil & Gas Corp	38,995
630	e*	Cal Dive International, Inc	6,678
230	*	Callon Petroleum Co	4,147
2,408	*	Cameron International Corp	92,804
433	e*	Cano Petroleum, Inc	1,000
312	*	Carrizo Oil & Gas, Inc	11,316
599	e*	Cheniere Energy, Inc	1,348
6,588	e	Chesapeake Energy Corp	236,246
900		Cimarex Energy Co	44,019
90	e*	Clayton Williams Energy, Inc	6,348
303	*	CNX Gas Corp	6,784
548	*	Complete Production Services, Inc	11,031
469	*	Comstock Resources, Inc	23,473
567	*	Concho Resources, Inc	15,655
145	e*	Contango Oil & Gas Co	7,827
340	e*	Continental Resources, Inc	13,338
80	e*	Dawson Geophysical Co	3,735
892	e*	Delta Petroleum Corp	12,113
2,753	*	Denbury Resources, Inc	52,417
5,077		Devon Energy Corp	463,022
783	e	Diamond Offshore Drilling, Inc	80,696
93	*	Double Eagle Petroleum Co	1,328

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
591	*	Encore Acquisition Co	$24,692
1,293	e*	Endeavour International Corp	1,707
453	*	Energy Partners Ltd	3,928
802	e	Energy XXI Bermuda Ltd	2,438
1,653		ENSCO International, Inc	95,262
2,836		EOG Resources, Inc	253,709
1,410		Equitable Resources, Inc	51,719
1,519	*	EXCO Resources, Inc	24,790
747	e*	Exterran Holdings, Inc	23,874
893	e*	Forest Oil Corp	44,293
386	e*	FX Energy, Inc	2,872
1,074	e*	Gasco Energy, Inc	1,955
1,000	e*	GeoGlobal Resources, Inc	2,520
207	*	Geomet, Inc	1,126
1,315	e*	Global Industries Ltd	9,126
267	e*	GMX Resources, Inc	12,763
321	e*	Goodrich Petroleum Corp	13,992
2,200	e*	Grey Wolf, Inc	17,116
520	e*	Gulfport Energy Corp	5,226
10,042		Halliburton Co	325,260
318	e*	Harvest Natural Resources, Inc	3,218
1,044	e*	Helix Energy Solutions Group, Inc	25,348
1,188		Helmerich & Payne, Inc	51,310
1,011	*	Hercules Offshore, Inc	15,327
107	e	Kayne Anderson Energy Development Co	1,812
1,423	*	Key Energy Services, Inc	16,507
1,000	*	Mariner Energy, Inc	20,500
594	e*	McMoRan Exploration Co	14,042
910	*	Meridian Resource Corp	1,674
3,234	e*	Nabors Industries Ltd	80,591
4,724	*	National Oilwell Varco, Inc	237,287
1,511	e*	Newfield Exploration Co	48,337
1,000	*	Newpark Resources, Inc	7,300
3,030	e	Noble Corp	133,017
1,850		Noble Energy, Inc	102,842
226	e*	Northern Oil And Gas, Inc	1,837
9,474		Occidental Petroleum Corp	667,443
597	e*	Oceaneering International, Inc	31,832
2,675	e*	Oilsands Quest, Inc	7,998
85	e	Panhandle Oil and Gas, Inc (Class A)	2,434
522	*	Parallel Petroleum Corp	4,917
1,200	e*	Parker Drilling Co	9,624
1,800	e	Patterson-UTI Energy, Inc	36,036
440	e	Penn Virginia Corp	23,514
2,758	e*	PetroHawk Energy Corp	59,656
165	*	Petroleum Development Corp	7,321
435	e*	Petroquest Energy, Inc	6,677
568	e*	Pioneer Drilling Co	7,554
1,352	e	Pioneer Natural Resources Co	70,683
1,223	*	Plains Exploration & Production Co	43,001
1,930	*	Pride International, Inc	57,147
222	e*	Quest Resource Corp	591
1,098	*	Quicksilver Resources, Inc	21,554
421	*	RAM Energy Resources, Inc	1,217
1,730		Range Resources Corp	74,165
188	e*	Rex Energy Corp	2,963
1,280	e	Rowan Cos, Inc	39,104
337	e	RPC, Inc	4,738
13,575		Schlumberger Ltd	1,060,072
234	e*	SEACOR Holdings, Inc	18,474

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
2,496		Smith International, Inc	$146,365
3,892	e*	Southwestern Energy Co	118,862
699	e	St. Mary Land & Exploration Co	24,919
353	*	Stone Energy Corp	14,942
1,233	e*	Sulphco, Inc	2,478
868	*	Superior Energy Services	27,030
174	e*	Superior Well Services, Inc	4,404
327	e*	Swift Energy Co	12,652
810	*	Tetra Technologies, Inc	11,219
617	e	Tidewater, Inc	34,157
248	e*	Toreador Resources Corp	2,230
3,616		Transocean, Inc	397,181
127	e*	Trico Marine Services, Inc	2,169
264	e*	Tri-Valley Corp	1,674
311	e*	TXCO Resources, Inc	3,122
300	*	Union Drilling, Inc	3,177
520	*	Unit Corp	25,906
621	*	Vaalco Energy, Inc	4,248
231	e*	Venoco, Inc	3,003
289	e	W&T Offshore, Inc	7,887
580	*	Warren Resources, Inc	5,788
7,731	*	Weatherford International Ltd	194,357
444	*	Whiting Petroleum Corp	31,639
442	e*	Willbros Group, Inc	11,713
6,226	e	XTO Energy, Inc	289,634

		TOTAL OIL AND GAS EXTRACTION	7,506,464

PAPER AND ALLIED PRODUCTS - 0.48%
607	e*	AbitibiBowater, Inc	2,349
1,131	e	Bemis Co	29,644
600	*	Buckeye Technologies, Inc	4,914
676	e*	Cenveo, Inc	5,198
5,529	*	Domtar Corporation	25,433
397	e	Glatfelter	5,375
1,659	*	Graphic Packaging Holding Co	4,148
378		Greif, Inc (Class A)	24,804
4,965	e	International Paper Co	129,984
4,762	e	Kimberly-Clark Corp	308,769
1,977		MeadWestvaco Corp	46,084
500	e*	Mercer International, Inc	1,830
162		Neenah Paper, Inc	3,208
1,183	e	Packaging Corp of America	27,422
390		Rock-Tenn Co (Class A)	15,592
136		Schweitzer-Mauduit International, Inc	2,583
2,686	*	Smurfit-Stone Container Corp	12,624
1,093		Sonoco Products Co	32,440
1,158	e	Temple-Inland, Inc	17,671
334	e	Wausau Paper Corp	3,383

		TOTAL PAPER AND ALLIED PRODUCTS	703,455

PERSONAL SERVICES - 0.16%
1,502		Cintas Corp	43,123
300	e*	Coinstar, Inc	9,600
387		G & K Services, Inc (Class A)	12,790
3,704		H&R Block, Inc	84,267
300	e	Jackson Hewitt Tax Service, Inc	4,602
542		Regis Corp	14,905
887	e*	Sally Beauty Holdings, Inc	7,628
2,964		Service Corp International	24,779
185	e*	Steiner Leisure Ltd	6,360

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
155		Unifirst Corp	$6,679
389	e	Weight Watchers International, Inc	14,237

		TOTAL PERSONAL SERVICES	228,970

PETROLEUM AND COAL PRODUCTS - 6.13%
142	e	Alon USA Energy, Inc	1,914
419	e*	American Oil & Gas, Inc	1,094
717		Ashland, Inc	20,965
23,556		Chevron Corp	1,942,899
17,552		ConocoPhillips	1,285,684
220	*	CVR Energy, Inc	1,874
69		Delek US Holdings, Inc	640
60,361		Exxon Mobil Corp	4,687,635
1,200		Frontier Oil Corp	22,104
1,080	e*	Gran Tierra Energy, Inc	4,007
474	e*	Headwaters, Inc	6,328
3,200		Hess Corp	262,656
524		Holly Corp	15,154
8,074		Marathon Oil Corp	321,910
2,129		Murphy Oil Corp	136,554
116		Quaker Chemical Corp	3,301
1,210	e*	SandRidge Energy, Inc	23,716
1,331		Sunoco, Inc	47,357
1,494	e	Tesoro Corp	24,636
6,013		Valero Energy Corp	182,194
174	e	WD-40 Co	6,252
283	e	Western Refining, Inc	2,861

		TOTAL PETROLEUM AND COAL PRODUCTS	9,001,735

PIPELINES, EXCEPT NATURAL GAS - 0.12%
7,170		Spectra Energy Corp	170,646

		TOTAL PIPELINES, EXCEPT NATURAL GAS	170,646

PRIMARY METAL INDUSTRIES - 0.81%
1,349		AK Steel Holding Corp	34,966
9,231		Alcoa, Inc	208,436
1,122	e	Allegheny Technologies, Inc	33,155
500		Belden CDT, Inc	15,895
300	e*	Brush Engineered Materials, Inc	5,571
574		Carpenter Technology Corp	14,723
376	e*	Century Aluminum Co	10,411
514	e*	Coleman Cable, Inc	5,155
794	e*	CommScope, Inc	27,504
17,851		Corning, Inc	279,190
255	e	Encore Wire Corp	4,618
161	e*	Fushi Copperweld, Inc	1,560
571	e*	General Cable Corp	20,345
250	e	Gibraltar Industries, Inc	4,678
128	e*	Haynes International, Inc	5,994
391	*	Horsehead Holding Corp	2,307
649		Hubbell, Inc (Class B)	22,747
337	e	Matthews International Corp (Class A)	17,099
277	e*	Metalico, Inc	1,634
372		Mueller Industries, Inc	8,560
96	e*	Northwest Pipe Co	4,188
3,570		Nucor Corp	141,015
89	e	Olympic Steel, Inc	2,625
1,555		Precision Castparts Corp	122,504
240	e*	RTI International Metals, Inc	4,694
246	e	Schnitzer Steel Industries, Inc (Class A)	9,653

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
1,908	e	Steel Dynamics, Inc	$32,608
298	e	Texas Industries, Inc	12,176
973	e	Titanium Metals Corp	11,034
314		Tredegar Corp	5,586
1,348		United States Steel Corp	104,618
72	e*	Universal Stainless & Alloy	1,840
735	e	Worthington Industries, Inc	10,981

		TOTAL PRIMARY METAL INDUSTRIES	1,188,070

PRINTING AND PUBLISHING - 0.33%
594	*	ACCO Brands Corp	4,479
189	e	AH Belo Corp (Class A)	975
600	e	American Greetings Corp (Class A)	9,174
946		Belo (A.H.) Corp (Class A)	5,638
300		Bowne & Co, Inc	3,465
100	*	Consolidated Graphics, Inc	3,033
73	e	Courier Corp	1,486
46	e	CSS Industries, Inc	1,184
245	e*	Dolan Media Co	2,472
635		Dun & Bradstreet Corp	59,919
269		Ennis, Inc	4,159
354	e	EW Scripps Co (Class A)	2,503
2,605	e	Gannett Co, Inc	44,051
165	e, v	GateHouse Media, Inc	81
700	e	Harte-Hanks, Inc	7,259
531	e	John Wiley & Sons, Inc (Class A)	21,479
474	e	Journal Communications, Inc (Class A)	2,313
478	e	Lee Enterprises, Inc	1,673
239	e*	Martha Stewart Living Omnimedia, Inc (Class A)	2,034
571	e	McClatchy Co (Class A)	2,512
3,654	e	McGraw-Hill Cos, Inc	115,502
239		Media General, Inc (Class A)	2,971
480	e	Meredith Corp	13,459
500	*	MSCI, Inc (Class A)	12,000
105		Multi-Color Corp	2,508
1,565	e	New York Times Co (Class A)	22,364
100	e*	Playboy Enterprises, Inc (Class B)	394
322	*	Presstek, Inc	1,816
485		Primedia, Inc	1,179
816	e*	R.H. Donnelley Corp	1,624
2,448		R.R. Donnelley & Sons Co	60,049
100	e	Schawk, Inc (Class A)	1,512
376	e	Scholastic Corp	9,656
235	e	Standard Register Co	2,315
554	e*	Valassis Communications, Inc	4,798
470	e*	VistaPrint Ltd	15,435
68	e	Washington Post Co (Class B)	37,860

		TOTAL PRINTING AND PUBLISHING	485,331

RAILROAD TRANSPORTATION - 0.88%
3,203		Burlington Northern Santa Fe Corp	296,053
4,574		CSX Corp	249,603
369	*	Genesee & Wyoming, Inc (Class A)	13,845
850	e*	Kansas City Southern Industries, Inc	37,706
4,222		Norfolk Southern Corp	279,539
5,879		Union Pacific Corp	418,350

		TOTAL RAILROAD TRANSPORTATION	1,295,096

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
REAL ESTATE - 0.10%
1,955	e*	CB Richard Ellis Group, Inc (Class A)	$26,138
59		Consolidated-Tomoka Land Co	2,548
390	e	DuPont Fabros Technology, Inc	5,948
843	e	Forest City Enterprises, Inc (Class A)	25,855
386	*	Forestar Real Estate Group, Inc	5,694
111	e*	FX Real Estate and Entertainment, Inc	115
680	e	Grubb & Ellis Co	1,836
389	e	Jones Lang LaSalle, Inc	16,914
297	e*	LoopNet, Inc	2,920
1,063	e*	St. Joe Co	41,553
1,142	e	Stewart Enterprises, Inc (Class A)	8,976
263		Thomas Properties Group, Inc	2,656

		TOTAL REAL ESTATE	141,153

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.33%
78	e*	AEP Industries, Inc	1,560
700	e	Cooper Tire & Rubber Co	6,020
140	e*	Deckers Outdoor Corp	14,571
2,711	e*	Goodyear Tire & Rubber Co	41,505
158	e*	Metabolix, Inc	1,719
3,056		Newell Rubbermaid, Inc	52,747
4,043		Nike, Inc (Class B)	270,477
353		Schulman (A.), Inc	6,983
1,782		Sealed Air Corp	39,187
377	*	Skechers U.S.A., Inc (Class A)	6,345
267	e	Spartech Corp	2,643
512	e	Titan International, Inc	10,916
122	e*	Trex Co, Inc	2,209
661		Tupperware Corp	18,264
331	e	West Pharmaceutical Services, Inc	16,159

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	491,305

SECURITY AND COMMODITY BROKERS - 2.20%
2,526		Ameriprise Financial, Inc	96,493
198	e	BlackRock, Inc	38,511
1,592		Broadridge Financial Solutions, Inc	24,501
200	e	Calamos Asset Management, Inc (Class A)	3,584
10,634	e	Charles Schwab Corp	276,484
769		CME Group, Inc	285,691
144	e	Cohen & Steers, Inc	4,080
22	e	Diamond Hill Investment Group, Inc	1,978
116	*	Duff & Phelps Corp (Class A)	2,439
5,056	e*	E*Trade Financial Corp	14,157
1,207	e	Eaton Vance Corp	42,523
95	e	Evercore Partners, Inc (Class A)	1,708
300	*	FBR Capital Markets Corp	1,944
259	e*	FCStone Group, Inc	4,659
991		Federated Investors, Inc (Class B)	28,590
1,898		Franklin Resources, Inc	167,271
2,050	e*	Friedman Billings Ramsey Group, Inc (Class A)	4,100
69	e	GAMCO Investors, Inc (Class A)	4,092
704		GFI Group, Inc	3,316
4,485	e	Goldman Sachs Group, Inc	574,080
191	e	Greenhill & Co, Inc	14,086
441	e*	Interactive Brokers Group, Inc (Class A)	9,777
803	*	IntercontinentalExchange, Inc	64,786
4,850	e	Invesco Ltd	101,753
452	*	Investment Technology Group, Inc	13,754
2,042	e	Janus Capital Group, Inc	49,580
1,431	e	Jefferies Group, Inc	32,054
300	e*	KBW, Inc	9,882

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
1,234	*	Knight Capital Group, Inc (Class A)	$18,337
600	*	LaBranche & Co, Inc	2,700
1,077	e*	Ladenburg Thalmann Financial Services, Inc	1,939
565		Lazard Ltd (Class A)	24,159
1,561	e	Legg Mason, Inc	59,412
239	*	MarketAxess Holdings, Inc	1,929
17,082		Merrill Lynch & Co, Inc	432,175
1,470	e*	MF Global Ltd	6,380
12,601	e	Morgan Stanley	289,823
184	e*	Morningstar, Inc	10,206
1,571	e*	Nasdaq Stock Market, Inc	48,025
3,001	e	NYSE Euronext	117,579
480	e	optionsXpress Holdings, Inc	9,322
300	*	Penson Worldwide, Inc	4,161
190	e*	Piper Jaffray Cos	8,218
1,150	e	Raymond James Financial, Inc	37,927
209	e	Sanders Morris Harris Group, Inc	1,808
1,360		SEI Investments Co	30,192
244	*	Stifel Financial Corp	12,176
181		SWS Group, Inc	3,649
2,954		T Rowe Price Group, Inc	158,659
2,718	*	TD Ameritrade Holding Corp	44,032
200	e*	Thomas Weisel Partners Group, Inc	1,686
126	e	US Global Investors, Inc (Class A)	1,266
988		Waddell & Reed Financial, Inc (Class A)	24,453
61	e	Westwood Holdings Group, Inc	2,891

		TOTAL SECURITY AND COMMODITY BROKERS	3,228,977

SOCIAL SERVICES - 0.00%**
236	e*	Capital Senior Living Corp	1,794
97	e*	Providence Service Corp	951
319	*	Res-Care, Inc	5,786

		TOTAL SOCIAL SERVICES	8,531

SPECIAL TRADE CONTRACTORS - 0.08%
100	e	Alico, Inc	4,743
337	e*	AsiaInfo Holdings, Inc	3,094
266	e	Chemed Corp	10,922
409	e	Comfort Systems USA, Inc	5,464
596	*	Dycom Industries, Inc	7,760
744	e*	EMCOR Group, Inc	19,582
400	e*	Insituform Technologies, Inc (Class A)	5,984
167	e*	Integrated Electrical Services, Inc	2,933
220	e*	Layne Christensen Co	7,795
1,918	e*	Quanta Services, Inc	51,805

		TOTAL SPECIAL TRADE CONTRACTORS	120,082

STONE, CLAY, AND GLASS PRODUCTS - 0.48%
8,013		3M Co	547,368
311	e	Apogee Enterprises, Inc	4,674
280	*	Cabot Microelectronics Corp	8,982
234	e	CARBO Ceramics, Inc	12,077
582	e	Eagle Materials, Inc	13,019
1,606	e	Gentex Corp	22,966
154	e	Libbey, Inc	1,311
868	e*	Owens Corning, Inc	20,754
1,819	*	Owens-Illinois, Inc	53,479
363	e*	US Concrete, Inc	1,623
814	e*	USG Corp	20,838

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	707,091

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
TEXTILE MILL PRODUCTS - 0.04%
301	e	Albany International Corp (Class A)	$8,226
597		Interface, Inc (Class A)	6,788
643	e*	Mohawk Industries, Inc	43,332
200	e	Oxford Industries, Inc	5,166
300	e	Xerium Technologies, Inc	1,932

		TOTAL TEXTILE MILL PRODUCTS	65,444

TOBACCO PRODUCTS - 1.36%
23,922		Altria Group, Inc	474,611
1,752		Fortune Brands, Inc	100,495
1,771	e	Lorillard, Inc	126,007
24,000		Philip Morris International, Inc	1,154,399
341	e	Universal Corp	16,740
1,692		UST, Inc	112,586
318	e	Vector Group Ltd	5,616

		TOTAL TOBACCO PRODUCTS	1,990,454

TRANSPORTATION BY AIR - 0.40%
114	e*	Air Methods Corp	3,227
995	e*	Airtran Holdings, Inc	2,418
458	*	Alaska Air Group, Inc	9,339
153	*	Allegiant Travel Co	5,404
2,844	e*	AMR Corp	27,928
211	*	Atlas Air Worldwide Holdings, Inc	8,505
281	e*	Bristow Group, Inc	9,509
1,243	*	Continental Airlines, Inc (Class B)	20,733
339		Copa Holdings S.A. (Class A)	11,018
3,310	e*	Delta Air Lines, Inc	24,660
3,504	e	FedEx Corp	276,956
457	e*	Hawaiian Holdings, Inc	4,241
1,884	e*	JetBlue Airways Corp	9,326
2,882	*	Northwest Airlines Corp	26,024
149	e*	PHI, Inc	5,503
620	*	Republic Airways Holdings, Inc	6,318
692	e	Skywest, Inc	11,058
7,835	e	Southwest Airlines Co	113,685
1,265	e	UAL Corp	11,119
644	e*	US Airways Group, Inc	3,883

		TOTAL TRANSPORTATION BY AIR	590,854

TRANSPORTATION EQUIPMENT - 2.39%
223		A.O. Smith Corp	8,739
408	e*	AAR Corp	6,769
300	e*	Accuride Corp	480
118	e*	Aerovironment, Inc	3,770
449	e	American Axle & Manufacturing Holdings, Inc	2,407
90	e	American Railcar Industries, Inc	1,444
234	e*	Amerigon, Inc (Class A)	1,540
738	e	ArvinMeritor, Inc	9,624
237	*	ATC Technology Corp	5,626
871		Autoliv, Inc	29,396
1,031	*	BE Aerospace, Inc	16,321
8,549		Boeing Co	490,285
975	e	Brunswick Corp	12,470
540	e	Clarcor, Inc	20,493
211	e*	Cogo Group, Inc	1,112
1,129	e*	Dana Holding Corp	5,464

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
121		Ducommun, Inc	$2,889
261	e*	Federal Mogul Corp (Class A)	3,276
520	e	Federal Signal Corp	7,124
570	e, v*	Fleetwood Enterprises, Inc	587
744	e*	Force Protection, Inc	1,994
24,682	e*	Ford Motor Co	128,345
227	e	Freightcar America, Inc	6,644
140	e*	Fuel Systems Solutions, Inc	4,823
575	e*	GenCorp, Inc	3,876
4,534		General Dynamics Corp	333,793
5,466	e	General Motors Corp	51,654
111	e*	GenTek, Inc	2,854
1,864		Genuine Parts Co	74,951
1,402		Goodrich Corp	58,323
110		Greenbrier Cos, Inc	2,146
300	e	Group 1 Automotive, Inc	6,519
2,677	e	Harley-Davidson, Inc	99,852
936		Harsco Corp	34,810
2,375	*	Hayes Lemmerz International, Inc	6,484
225	e	Heico Corp	7,385
8,436		Honeywell International, Inc	350,516
380		Kaman Corp	10,822
875	*	Lear Corp	9,188
101	*	LMI Aerospace, Inc	2,031
3,741		Lockheed Martin Corp	410,275
3,891		Northrop Grumman Corp	235,561
706	*	Orbital Sciences Corp	16,923
850	e	Oshkosh Truck Corp	11,186
4,153		Paccar, Inc	158,602
1,493	*	Pactiv Corp	37,071
433	e	Polaris Industries, Inc	19,697
355	e	Spartan Motors, Inc	1,129
1,096	*	Spirit Aerosystems Holdings, Inc (Class A)	17,613
200	e	Superior Industries International, Inc	3,832
547	e*	Tenneco, Inc	5,815
400	e	Thor Industries, Inc	9,928
376	e*	TransDigm Group, Inc	12,870
964	e	Trinity Industries, Inc	24,804
229	e	Triumph Group, Inc	10,468
569	e*	TRW Automotive Holdings Corp	9,053
11,073		United Technologies Corp	665,043
1,603	*	Visteon Corp	3,719
270	e	Wabash National Corp	2,552
492		Westinghouse Air Brake Technologies Corp	25,205
353		Winnebago Industries, Inc	4,561

		TOTAL TRANSPORTATION EQUIPMENT	3,512,733

TRANSPORTATION SERVICES - 0.18%
184	e	Ambassadors Group, Inc	2,927
1,891	e	CH Robinson Worldwide, Inc	96,365
121	*	Dynamex, Inc	3,444
2,422		Expeditors International Washington, Inc	84,382
538		GATX Corp	21,289
500	*	HUB Group, Inc (Class A)	18,825
382	*	Interval Leisure Group, Inc	3,973
830	e*	Orbitz Worldwide, Inc	4,872
400	e	Pacer International, Inc	6,588
1,085		UTI Worldwide, Inc	18,467

		TOTAL TRANSPORTATION SERVICES	261,132

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
TRUCKING AND WAREHOUSING - 0.43%
300	e	Arkansas Best Corp	$10,107
250	*	Celadon Group, Inc	2,868
512	e	Con-way, Inc	22,584
289		Forward Air Corp	7,869
770	e	Heartland Express, Inc	11,950
1,049	e	J.B. Hunt Transport Services, Inc	35,005
662	e	Landstar System, Inc	29,168
160	*	Marten Transport Ltd	3,122
472	*	Old Dominion Freight Line	13,376
133	*	Saia, Inc	1,766
7,545		United Parcel Service, Inc (Class B)	474,506
457	e	Werner Enterprises, Inc	9,921
649	e*	YRC Worldwide, Inc	7,762

		TOTAL TRUCKING AND WAREHOUSING	630,004

WATER TRANSPORTATION - 0.28%
464	e	Alexander & Baldwin, Inc	20,430
672	e*	American Commercial Lines, Inc	7,150
148	e	Arlington Tankers Ltd	2,276
4,954	e	Carnival Corp	175,124
449	e	DHT Maritime, Inc	3,017
530	e	Eagle Bulk Shipping, Inc	7,388
550	e	Frontline Ltd	26,440
194	e	Genco Shipping & Trading Ltd	6,449
315	e	General Maritime Corp	6,136
383	e	Golar LNG Ltd	5,086
249	*	Gulfmark Offshore, Inc	11,175
369	e	Horizon Lines, Inc (Class A)	3,642
253	e*	Hornbeck Offshore Services, Inc	9,771
584	e*	Kirby Corp	22,157
185	e	Knightsbridge Tankers Ltd	4,897
389	e	Nordic American Tanker Shipping	12,471
438	e*	Odyssey Marine Exploration, Inc	1,989
314	e	Overseas Shipholding Group, Inc	18,309
1,568	e	Royal Caribbean Cruises Ltd	32,536
482	e	Ship Finance International Ltd	10,392
160	e*	TBS International Ltd (Class A)	2,154
480	e	Teekay Corp	12,662
140	e	Teekay Tankers Ltd (Class A)	2,370
166	e*	Ultrapetrol Bahamas Ltd	1,303

		TOTAL WATER TRANSPORTATION	405,324

WHOLESALE TRADE-DURABLE GOODS - 0.38%
400	e	Agilysys, Inc	4,036
450		Applied Industrial Technologies, Inc	12,119
1,424	*	Arrow Electronics, Inc	37,337
480	e	Barnes Group, Inc	9,706
474	e*	Beacon Roofing Supply, Inc	7,404
1,214		BorgWarner, Inc	39,783
200		Castle (A.M.) & Co	3,456
128	*	Chindex International, Inc	1,390
342	e*	Conceptus, Inc	5,670
229	*	DemandTec, Inc	2,063
400	*	Digi International, Inc	4,080
290	e*	Drew Industries, Inc	4,962
191	e*	Hansen Medical, Inc	2,567
186	e	Houston Wire & Cable Co	3,194
1,300		IKON Office Solutions, Inc	22,114
1,833	*	Ingram Micro, Inc (Class A)	29,456

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
718	*	Insight Enterprises, Inc	$9,628
297	e*	Interline Brands, Inc	4,814
600	e	Knight Transportation, Inc	10,182
45	e	Lawson Products, Inc	1,244
1,427	e*	LKQ Corp	24,216
467	e	Martin Marietta Materials, Inc	52,295
160	*	MedAssets, Inc	2,752
100	e*	MWI Veterinary Supply, Inc	3,929
468		Owens & Minor, Inc	22,698
1,474	*	Patterson Cos, Inc	44,825
614	e	PEP Boys-Manny Moe & Jack	3,795
567	e	Pool Corp	13,228
731	e*	PSS World Medical, Inc	14,255
689		Reliance Steel & Aluminum Co	26,161
585	*	Solera Holdings, Inc	16,801
616	*	Tech Data Corp	18,388
82	e*	Titan Machinery, Inc	1,706
466	e*	TomoTherapy, Inc	2,134
432	e*	Tyler Technologies, Inc	6,553
871		W.W. Grainger, Inc	75,750
494	*	WESCO International, Inc	15,897

		TOTAL WHOLESALE TRADE-DURABLE GOODS	560,588

WHOLESALE TRADE-NONDURABLE GOODS - 0.62%
282		Aceto Corp	2,704
943		Airgas, Inc	46,820
1,200	e*	Akorn, Inc	6,156
850	e*	Alliance One International, Inc	3,230
605		Allscripts Healthcare Solutions, Inc	7,526
207	e	Andersons, Inc	7,291
578	e*	Bare Escentuals, Inc	6,283
299	e*	BMP Sunstone Corp	2,075
897	e	Brown-Forman Corp (Class B)	64,414
4,140		Cardinal Health, Inc	204,018
418	*	Central European Distribution Corp	18,981
108	e*	Core-Mark Holding Co, Inc	2,699
1	*	CPEX Pharmaceuticals, Inc	19
1,480	e*	Dean Foods Co	34,573
1,365	*	Endo Pharmaceuticals Holdings, Inc	27,300
476	e*	Fresh Del Monte Produce, Inc	10,567
300	e*	Green Mountain Coffee Roasters, Inc	11,802
435	e*	Hain Celestial Group, Inc	11,976
1,050	*	Henry Schein, Inc	56,532
702	e	Herbalife Ltd	27,743
1,606	e	Idearc, Inc	2,008
100	e	Kenneth Cole Productions, Inc (Class A)	1,470
330	e	K-Swiss, Inc (Class A)	5,742
161	e*	LSB Industries, Inc	2,230
593	e	Men’s Wearhouse, Inc	12,595
286		Myers Industries, Inc	3,606
180	e	Nash Finch Co	7,762
559		Nu Skin Enterprises, Inc (Class A)	9,067
300	*	Perry Ellis International, Inc	4,473
241	e*	School Specialty, Inc	7,517
217		Spartan Stores, Inc	5,399
114	e*	Synutra International, Inc	2,295
7,000		Sysco Corp	215,809
1,014	e	Terra Industries, Inc	29,812
390	*	Tractor Supply Co	16,400
433	e*	United Natural Foods, Inc	10,821

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
323	*	United Stationers, Inc	$15,449
100	e	Valhi, Inc	1,800
143	e*	Volcom, Inc	2,471
260	e	Zep, Inc	4,586
203	e*	Zhongpin, Inc	2,158

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	916,179

		TOTAL COMMON STOCK (Cost $147,030,056)	144,235,896

SHORT-TERM INVESTMENTS - 25.47%
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 25.47%
37,373,677		State Street Navigator Securities Lending Prime Portfolio	37,373,677
		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	37,373,677

		TOTAL SHORT-TERM INVESTMENTS (Cost $37,373,677)	37,373,677

		TOTAL PORTFOLIO - 123.77% (Cost $184,403,733)	181,609,573
		OTHER ASSETS & LIABILITIES, NET - (23.77)%	(34,874,769)

		NET ASSETS - 100.00%	$146,734,804

*	Non-income producing

**	Percentage is less than 0.01%.

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of $2,512,736.

e	All or a portion of these securities are out on loan.

m	Indicates a security has been deemed illiquid

v	Security valued at fair value.

At September 30, 2008, the unrealized depreciation on investments was $2,794,160, consisting of gross unrealized appreciation of $32,694,609 and gross unrealized depreciation of $35,488,769.

OPEN FUTURES CONTRACTS:	NUMBER OF CONTRACTS	MARKET VALUE	EXPIRATION DATE	UNREALIZED DEPRECIATION
E-mini S&P 500 Index	20	$1,167,400	December 2008	$(46,495)
E-mini S&P 400 Index	2	146,060	December 2008	(6,502)
E-mini Russell 2000 Index	2	135,680	December 2008	(7,302)

		$1,449,140		$(60,299)

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

TIAA-CREF LIFE FUNDS

SOCIAL CHOICE EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2008

SHARES		COMPANY	VALUE
COMMON STOCKS - 99.81%

AMUSEMENT AND RECREATION SERVICES - 0.91%
248	*	Ticketmaster	$2,661
9,327		Walt Disney Co	286,246

		TOTAL AMUSEMENT AND RECREATION SERVICES	288,907

APPAREL AND ACCESSORY STORES - 0.63%
600		American Eagle Outfitters, Inc	9,150
89	*	AnnTaylor Stores Corp	1,837
100	*	Charming Shoppes, Inc	489
400	*	Chico’s FAS, Inc	2,188
400		Foot Locker, Inc	6,464
3,091		Gap, Inc	54,958
1,200	*	Kohl’s Corp	55,296
1,800		Limited Brands, Inc	31,176
800		Nordstrom, Inc	23,056
400		Ross Stores, Inc	14,724

		TOTAL APPAREL AND ACCESSORY STORES	199,338

APPAREL AND OTHER TEXTILE PRODUCTS - 0.13%
300		Liz Claiborne, Inc	4,929
200		Phillips-Van Heusen Corp	7,582
100		Polo Ralph Lauren Corp (Class A)	6,664
300		VF Corp	23,193

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	42,368

AUTO REPAIR, SERVICES AND PARKING - 0.04%
544	*	Hertz Global Holdings, Inc	4,118
68		Ryder System, Inc	4,216
162	*	Wright Express Corp	4,836

		TOTAL AUTO REPAIR, SERVICES AND PARKING	13,170

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.10%
200	*	Autozone, Inc	24,668
456	*	Carmax, Inc	6,384

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	31,052

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.09%
20		Fastenal Co	988
8,493		Home Depot, Inc	219,884
5,190		Lowe’s Cos, Inc	122,951

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	343,823

BUSINESS SERVICES - 6.23%
140	*	3Com Corp	326
301	*	3D Systems Corp	4,289
1,893	*	Adobe Systems, Inc	74,717
330		Aircastle Ltd	3,270
463	*	Akamai Technologies, Inc	8,075
249	*	Alliance Data Systems Corp	15,782

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
1,116	*	Art Technology Group, Inc	$3,928
600	*	Autodesk, Inc	20,130
3,673		Automatic Data Processing, Inc	157,020
200	*	Blue Coat Systems, Inc	2,838
764	*	BMC Software, Inc	21,873
370	*	Bottomline Technologies, Inc	3,848
404	*	BPZ Energy, Inc	6,949
200	*	Cerner Corp	8,928
190	*	Ciber, Inc	1,328
491	*	Citrix Systems, Inc	12,403
460	*	Cogent, Inc	4,701
593	*	Compuware Corp	5,746
514	*	COMSYS IT Partners, Inc	4,996
100	*	CSG Systems International, Inc	1,753
419	*	DST Systems, Inc	23,460
647	*	Earthlink, Inc	5,500
3,364	*	eBay, Inc	75,286
868	*	Expedia, Inc	13,115
169		Fair Isaac Corp	3,895
678		Gevity HR, Inc	4,936
619	*	Google, Inc (Class A)	247,923
850		IMS Health, Inc	16,074
336	*	Informatica Corp	4,365
2,350		Innovative Solutions & Support, Inc	12,832
400	*	Internap Network Services Corp	1,392
450	*	Interwoven, Inc	6,354
1,148	*	Intuit, Inc	36,288
369	*	Iron Mountain, Inc	9,007
305		Jack Henry & Associates, Inc	6,201
300	*	Lamar Advertising Co (Class A)	9,267
626	*	Lawson Software, Inc	4,382
242	*	Lionbridge Technologies	590
205	*	Liquidity Services, Inc	2,224
498	*	Magma Design Automation, Inc	2,002
170		Manpower, Inc	7,337
249		Marchex, Inc (Class B)	2,562
271	*	Mentor Graphics Corp	3,076
25,029		Microsoft Corp	668,023
214	*	ModusLink Global Solutions, Inc	2,057
2,745		MoneyGram International, Inc	3,898
544	*	Monster Worldwide, Inc	8,111
531	*	Network Equipment Technologies, Inc	1,816
1,600		NIC, Inc	11,040
1,918	*	Novell, Inc	9,859
594	*	Nuance Communications, Inc	7,241
1,858		Omnicom Group, Inc	71,644
98	*	Omniture, Inc	1,799
290	*	Parametric Technology Corp	5,336
268	*	PDF Solutions, Inc	1,394
395	*	PeopleSupport, Inc	4,618
975	*	Radisys Corp	8,385
819	*	RealNetworks, Inc	4,161
645	*	Red Hat, Inc	9,720
600		Robert Half International, Inc	14,850
452	*	S1 Corp	2,766
375	*	Salesforce.com, Inc	18,150
500	*	Sapient Corp	3,715
196	*	Smith Micro Software, Inc	1,392

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
363	*	SonicWALL, Inc	$1,902
1,340	*	Sonus Networks, Inc	3,859
3,229	*	Sun Microsystems, Inc	24,540
173	*	Sybase, Inc	5,297
4,019	*	Symantec Corp	78,693
1,069	*	TIBCO Software, Inc	7,825
480	*	TNS, Inc	9,298
1,135		Total System Services, Inc	18,614
600	*	Unisys Corp	1,650
249		United Online, Inc	2,343
273	*	Vasco Data Security International	2,828
417	*	Vignette Corp	4,479
597	*	VirnetX Holding Corp	1,191
1,391		Visa, Inc (Class A)	85,393

		TOTAL BUSINESS SERVICES	1,968,855

CHEMICALS AND ALLIED PRODUCTS - 12.61%
1,968		Air Products & Chemicals, Inc	134,788
200	*	Alexion Pharmaceuticals, Inc	7,860
795	*	Alexza Pharmaceuticals, Inc	3,927
100	*	Alkermes, Inc	1,330
4,631	*	Amgen, Inc	274,479
101	*	Auxilium Pharmaceuticals, Inc	3,272
1,000		Avery Dennison Corp	44,480
1,300		Avon Products, Inc	54,041
525	*	Barr Pharmaceuticals, Inc	34,283
301	*	Biodel, Inc	1,008
1,030	*	Biogen Idec, Inc	51,799
400	*	BioMarin Pharmaceuticals, Inc	10,596
402	*	BioMimetic Therapeutics, Inc	4,446
8,004		Bristol-Myers Squibb Co	166,883
255	*	Calgon Carbon Corp	5,192
420	*	Caraco Pharmaceutical Laboratories Ltd	5,254
633	*	Cell Genesys, Inc	373
339		Clorox Co	21,252
2,403		Colgate-Palmolive Co	181,066
175	*	Cypress Bioscience, Inc	1,286
504	*	Dendreon Corp	2,878
3,076	*	Durect Corp	17,226
1,652		Ecolab, Inc	80,155
4,670		Eli Lilly & Co	205,620
2,211	*	Genentech, Inc	196,071
1,045	*	Genzyme Corp	84,530
300	*	Geron Corp	1,185
3,462	*	Gilead Sciences, Inc	157,798
540		H.B. Fuller Co	11,270
500	*	Human Genome Sciences, Inc	3,175
240	*	Idexx Laboratories, Inc	13,152
88	*	Immucor, Inc	2,812
182		Innophos Holdings, Inc	4,437
261	*	Inverness Medical Innovations, Inc	7,830
200	*	Invitrogen Corp	7,560
1,754	*	Javelin Pharmaceuticals, Inc	4,560
9,736		Johnson & Johnson	674,510
342		Lubrizol Corp	14,754
200	*	Medarex, Inc	1,294
156		Minerals Technologies, Inc	9,260
300		Nalco Holding Co	5,562

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
238	*	Neurocrine Biosciences, Inc	$1,116
442	*	Noven Pharmaceuticals, Inc	5,163
200	*	OraSure Technologies, Inc	984
200	*	Par Pharmaceutical Cos, Inc	2,458
200		PDL BioPharma, Inc	1,862
552		Perrigo Co	21,230
232	*	Pharmasset, Inc	4,628
193	*	PharMerica Corp	4,341
200	*	Pozen, Inc	2,102
917		PPG Industries, Inc	53,479
2,250		Praxair, Inc	161,416
731	*	Prestige Brands Holdings, Inc	6,491
9,956		Procter & Gamble Co	693,835
227	*	Progenics Pharmaceuticals, Inc	3,021
1,635		Rohm & Haas Co	114,450
500		RPM International, Inc	9,670
450	*	Salix Pharmaceuticals Ltd	2,885
5,380		Schering-Plough Corp	99,369
437		Sciele Pharma, Inc	13,455
177		Sensient Technologies Corp	4,979
200	*	Sepracor, Inc	3,662
1,000		Sigma-Aldrich Corp	52,420
500	*	SuperGen, Inc	710
58	*	United Therapeutics Corp	6,100
90	*	USANA Health Sciences, Inc	3,689
300		Valspar Corp	6,687
200	*	Vertex Pharmaceuticals, Inc	6,648
4,866		Wyeth	179,750
529	*	Zymogenetics, Inc	3,523

		TOTAL CHEMICALS AND ALLIED PRODUCTS	3,983,377

COMMUNICATIONS - 4.38%
1,026		Alaska Communications Systems Group, Inc	12,548
2,074	*	American Tower Corp (Class A)	74,602
656	*	Centennial Communications Corp (Class A)	4,093
130		CenturyTel, Inc	4,765
749	*	Cox Radio, Inc (Class A)	7,909
1,825	*	Crown Castle International Corp	52,870
125	*	DG FastChannel, Inc	2,740
3,704	*	DIRECTV Group, Inc	96,934
1,335		Embarq Corp	54,134
200		Entercom Communications Corp (Class A)	1,004
2,364	*	Entravision Communications Corp (Class A)	6,359
100	*	Equinix, Inc	6,946
2,481		Fairpoint Communications, Inc	21,510
5,400	*	FiberTower Corp	7,452
100		Fisher Communications, Inc	3,940
6,618		Frontier Communications Corp	76,107
2,921		Gray Television, Inc	5,024
75		Hearst-Argyle Television, Inc	1,675
622	*	IAC/InterActiveCorp	10,761
1,481	*	ICO Global Communications Holdings Ltd (Class A)	1,614
170	*	iPCS, Inc	3,786
449	*	Leap Wireless International, Inc	17,107
1,812	*	Liberty Global, Inc (Class A)	54,904
1,929	*	Liberty Media Corp - Capital (Series A)	25,810
3,330	*	Liberty Media Corp - Entertainment (Series A)	83,150

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
3,274	*	Liberty Media Holding Corp (Interactive A)	$42,267
1,349	*	Lin TV Corp (Class A)	6,961
487	*	Mediacom Communications Corp (Class A)	2,883
879	*	MetroPCS Communications, Inc	12,297
120	*	NeuStar, Inc (Class A)	2,387
661	*	NII Holdings, Inc (Class B)	25,065
274		NTELOS Holdings Corp	7,368
734		Scripps Networks Interactive (Class A)	26,652
10,111		Sprint Nextel Corp	61,677
718		SureWest Communications	7,324
388	*	Syniverse Holdings, Inc	6,445
902	*	Terremark Worldwide, Inc	6,197
719	*	TerreStar Corp	719
2,135		Time Warner Cable, Inc (Class A)	51,667
279	*	TiVo, Inc	2,042
10,780		Verizon Communications, Inc	345,929
3,423	*	Viacom, Inc (Class B)	85,027
4,731		Windstream Corp	51,757

		TOTAL COMMUNICATIONS	1,382,408

DEPOSITORY INSTITUTIONS - 7.70%
14,732		Bank of America Corp	515,620
4,474		Bank of New York Mellon Corp	145,763
265		BankAtlantic Bancorp Inc (Class A)	2,173
3,500		BB&T Corp	132,300
200		City National Corp	10,860
698		Colonial Bancgroup, Inc	5,486
800		Comerica, Inc	26,232
4,100		Fifth Third Bancorp	48,790
979		First Horizon National Corp	9,164
2,096		Flagstar Bancorp, Inc	6,246
1,381		Hudson City Bancorp, Inc	25,479
2,600		Keycorp	31,044
640		M&T Bank Corp	57,120
1,400		Marshall & Ilsley Corp	28,210
300	*	Metavante Technologies, Inc	5,778
1,346		New York Community Bancorp, Inc	22,599
900		Northern Trust Corp	64,980
2,249		PNC Financial Services Group, Inc	168,000
536		Popular, Inc	4,443
4,160		Regions Financial Corp	39,936
2,604		Sovereign Bancorp, Inc	10,286
1,500		State Street Corp	85,320
2,300		SunTrust Banks, Inc	103,477
30	*	SVB Financial Group	1,738
900		Synovus Financial Corp	9,315
1,847		UCBH Holdings, Inc	11,839
9,200		US Bancorp	331,384
13,987		Wells Fargo & Co	524,933
100		Zions Bancorporation	3,870

		TOTAL DEPOSITORY INSTITUTIONS	2,432,385

EATING AND DRINKING PLACES - 1.33%
900	*	AFC Enterprises	6,534
793		Darden Restaurants, Inc	22,704
13		DineEquity, Inc	219
6,166		McDonald’s Corp	380,442
1,700		Wendy's/Arby's Group, Inc (Class A)	8,942

		TOTAL EATING AND DRINKING PLACES	418,841

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
EDUCATIONAL SERVICES - 0.02%
60	*	ITT Educational Services, Inc	$4,855

		TOTAL EDUCATIONAL SERVICES	4,855

ELECTRIC, GAS, AND SANITARY SERVICES - 5.97%
3,672	*	AES Corp	42,926
1,096		AGL Resources, Inc	34,392
921		Alliant Energy Corp	29,665
805		Aqua America, Inc	14,313
1,100		Atmos Energy Corp	29,282
2,028		Avista Corp	44,028
947	*	Calpine Corp	12,311
1,760		Centerpoint Energy, Inc	25,643
364		Central Vermont Public Service Corp	8,532
73		CH Energy Group, Inc	3,181
1,362	*	Clean Energy Fuels Corp	19,272
2,217		Cleco Corp	55,979
3,317		Consolidated Edison, Inc	142,499
600		Crosstex Energy, Inc	14,982
1,291		Edison International	51,511
4,082		El Paso Corp	52,086
300		Energen Corp	13,584
200		EnergySouth, Inc	12,286
1,567		FPL Group, Inc	78,820
2,293		Hawaiian Electric Industries, Inc	66,749
2,000		Idacorp, Inc	58,180
93		Laclede Group, Inc	4,510
500		MGE Energy, Inc	17,775
1,500		National Fuel Gas Co	63,270
160		New Jersey Resources Corp	5,742
640		Nicor, Inc	28,384
4,953		NiSource, Inc	73,106
1,093		Northeast Utilities	28,035
162		Northwest Natural Gas Co	8,424
1,211	*	NRG Energy, Inc	29,972
900		NSTAR	30,150
3,070		OGE Energy Corp	94,802
800		Oneok, Inc	27,520
4,918		Pepco Holdings, Inc	112,672
1,057		PG&E Corp	39,585
1,020		Piedmont Natural Gas Co, Inc	32,599
681		Pinnacle West Capital Corp	23,433
1,726		PPL Corp	63,897
1,550		Public Service Enterprise Group, Inc	50,825
1,652		Questar Corp	67,600
1,009		Resource America, Inc (Class A)	9,586
964		Sempra Energy	48,653
2,900		Sierra Pacific Resources	27,782
73		SJW Corp	2,188
500		South Jersey Industries, Inc	17,850
155		Southwest Gas Corp	4,690
2,976		TECO Energy, Inc	46,812
400		UGI Corp	10,312
200		UIL Holdings Corp	6,866
587		WGL Holdings, Inc	19,048
3,378		Williams Cos, Inc	79,890

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	1,886,199

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.27%
2,047	*	Adaptec, Inc	$6,714
277	*	Advanced Energy Industries, Inc	3,789
1,662	*	Advanced Micro Devices, Inc	8,726
1,368		Ametek, Inc	55,774
281	*	Avnet, Inc	6,921
161		Baldor Electric Co	4,638
147	*	Benchmark Electronics, Inc	2,070
19,285	*	Cisco Systems, Inc	435,070
297	*	Conexant Systems, Inc	1,191
308	*	Cree, Inc	7,016
178	*	Dolby Laboratories, Inc (Class A)	6,264
506		Eaton Corp	28,428
81	*	Energy Conversion Devices, Inc	4,718
4,262	*	Finisar Corp	4,305
172	*	First Solar, Inc	32,493
312	*	FuelCell Energy, Inc	1,881
377	*	GrafTech International Ltd	5,696
100		Harman International Industries, Inc	3,407
300	*	Harmonic, Inc	2,535
530	*	Hutchinson Technology, Inc	6,137
19,609		Intel Corp	367,276
100	*	InterDigital, Inc	2,405
512	*	Lattice Semiconductor Corp	1,055
77		Lincoln Electric Holdings, Inc	4,952
538	*	Loral Space & Communications, Inc	7,946
2,267	*	LSI Logic Corp	12,151
181	*	Medis Technologies Ltd	326
2,856	*	Micron Technology, Inc	11,567
8,640		Motorola, Inc	61,690
1,151	*	NetApp, Inc	20,982
1,509	*	ON Semiconductor Corp	10,201
645	*	Oplink Communications, Inc	7,785
293		Plantronics, Inc	6,598
357	*	Polycom, Inc	8,257
200	*	Power-One, Inc	290
621	*	Powerwave Technologies, Inc	2,459
441	*	QLogic Corp	6,774
6,100		Qualcomm, Inc	262,117
586	*	Quantum Fuel Systems Technologies Worldwide, Inc	756
706	*	RF Micro Devices, Inc	2,062
760	*	Silicon Storage Technology, Inc	2,478
12,111	*	Sirius XM Radio, Inc	6,903
487	*	Skyworks Solutions, Inc	4,071
823	*	Spansion, Inc (Class A)	1,276
168	*	Sunpower Corp (Class A)	11,916
400	*	Sycamore Networks, Inc	1,292
568	*	Symmetricom, Inc	2,823
141	*	Synaptics, Inc	4,261
312	*	Tekelec	4,365
288		Teleflex, Inc	18,285
1,300	*	Tellabs, Inc	5,278
135	*	Tessera Technologies, Inc	2,206
5,817		Texas Instruments, Inc	125,065
338	*	Thomas & Betts Corp	13,206
944	*	Triquint Semiconductor, Inc	4,522
184	*	TTM Technologies, Inc	1,825

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
693	*	Utstarcom, Inc	$2,335
100		Whirlpool Corp	7,929
800		Xilinx, Inc	18,760
111	*	Zoran Corp	906

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	1,665,124

ENGINEERING AND MANAGEMENT SERVICES - 0.71%
200	*	Amylin Pharmaceuticals, Inc	4,044
200	*	Ariad Pharmaceuticals, Inc	494
744	v*	BearingPoint, Inc	372
200	*	Celera Corp	3,090
1,147	*	Celgene Corp	72,581
42		Corporate Executive Board Co	1,313
100	*	CV Therapeutics, Inc	1,080
267	*	Hewitt Associates, Inc (Class A)	9,729
767	*	Incyte Corp	5,868
435	*	Isis Pharmaceuticals, Inc	7,347
139	*	Navigant Consulting, Inc	2,765
1,352		Paychex, Inc	44,657
865		Quest Diagnostics, Inc	44,695
211	*	Regeneron Pharmaceuticals, Inc	4,606
3,969	*	Rentech, Inc	5,279
100	*	Symyx Technologies, Inc	991
318	*	Tetra Tech, Inc	7,651
303	*	VCA Antech, Inc	8,929

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	225,491

FABRICATED METAL PRODUCTS - 0.78%
96		Aptargroup, Inc	3,755
720		Commercial Metals Co	12,161
258		Dynamic Materials Corp	5,988
100		Gulf Island Fabrication, Inc	3,447
4,002		Illinois Tool Works, Inc	177,889
200		Pentair, Inc	6,914
150		Quanex Building Products Corp	2,286
147		Snap-On, Inc	7,741
600		Stanley Works	25,044
19		Valmont Industries, Inc	1,571

		TOTAL FABRICATED METAL PRODUCTS	246,796

FOOD AND KINDRED PRODUCTS - 4.36%
1,603		Campbell Soup Co	61,876
2,700		General Mills, Inc	185,544
1,908		H.J. Heinz Co	95,343
124	*	Hansen Natural Corp	3,751
964		Hershey Co	38,117
138		J.M. Smucker Co	6,995
2,683		Kellogg Co	150,516
6,435		Kraft Foods, Inc (Class A)	210,746
51		Lancaster Colony Corp	1,921
81		McCormick & Co, Inc	3,114
6,521		PepsiCo, Inc	464,751
11	*	Ralcorp Holdings, Inc	742
2,399		Sara Lee Corp	30,299
1,535		Wrigley (Wm.) Jr Co	121,879

		TOTAL FOOD AND KINDRED PRODUCTS	1,375,594

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
FOOD STORES - 0.35%
51	*	Great Atlantic & Pacific Tea Co, Inc	$552
1,888		Safeway, Inc	44,783
3,234	*	Starbucks Corp	48,090
604		Supervalu, Inc	13,107
260		Whole Foods Market, Inc	5,208

		TOTAL FOOD STORES	111,740

FORESTRY - 0.18%
953		Weyerhaeuser Co	57,733

		TOTAL FORESTRY	57,733

FURNITURE AND FIXTURES - 0.65%
68		Herman Miller, Inc	1,664
470		Hill-Rom Holdings, Inc	14,246
128		HNI Corp	3,244
4,100		Johnson Controls, Inc	124,352
200	*	Kinetic Concepts, Inc	5,718
700		Leggett & Platt, Inc	15,253
2,240		Masco Corp	40,186

		TOTAL FURNITURE AND FIXTURES	204,663

FURNITURE AND HOMEFURNISHINGS STORES - 0.25%
865	*	Bed Bath & Beyond, Inc	27,170
1,050		Best Buy Co, Inc	39,374
199	*	GameStop Corp (Class A)	6,808
200		RadioShack Corp	3,456
100		Williams-Sonoma, Inc	1,618

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	78,426

GENERAL BUILDING CONTRACTORS - 0.09%
400		Centex Corp	6,480
180	*	Hovnanian Enterprises, Inc (Class A)	1,438
400		Lennar Corp (Class A)	6,076
169		M/I Homes, Inc	3,850
300	*	Standard-Pacific Corp	1,473
400	*	Toll Brothers, Inc	10,092

		TOTAL GENERAL BUILDING CONTRACTORS	29,409

GENERAL MERCHANDISE STORES - 1.47%
2,431		Costco Wholesale Corp	157,845
940		JC Penney Co, Inc	31,340
800		Macys, Inc	14,384
4,037		Target Corp	198,015
2,000		TJX Cos, Inc	61,040

		TOTAL GENERAL MERCHANDISE STORES	462,624

HEALTH SERVICES - 0.35%
186	*	Amsurg Corp	4,737
112	*	Corvel Corp	3,204
201	*	Edwards Lifesciences Corp	11,610
791	*	Five Star Quality Care, Inc	2,966
161	*	Healthways, Inc	2,597
618	*	Laboratory Corp of America Holdings	42,952
421		LCA-Vision, Inc	1,953
337	*	LifePoint Hospitals, Inc	10,831
1,668	*	Nektar Therapeutics	5,988
162	*	Nighthawk Radiology Holdings, Inc	1,170

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
185	*	Pediatrix Medical Group, Inc	$9,975
334	*	Psychiatric Solutions, Inc	12,676

		TOTAL HEALTH SERVICES	110,659

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.11%
572	*	Foster Wheeler Ltd	20,655
400	*	LB Foster Co (Class A)	12,168
159	*	Matrix Service Co	3,037

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	35,860

HOLDING AND OTHER INVESTMENT OFFICES - 2.14%
442	v	Alesco Financial, Inc	398
2,412		Annaly Mortgage Management, Inc	32,441
800		Anworth Mortgage Asset Corp	4,736
1,347		Ashford Hospitality Trust, Inc	5,455
194		AvalonBay Communities, Inc	19,093
389		Boston Properties, Inc	36,434
441		Capstead Mortgage Corp	4,829
1,664	v	CBRE Realty Finance, Inc	2,246
1,028		Duke Realty Corp	25,268
1,918		Equity Residential	85,178
55		First Industrial Realty Trust, Inc	1,577
796		General Growth Properties, Inc	12,020
300		HCP, Inc	12,039
110		Health Care REIT, Inc	5,855
140		Hospitality Properties Trust	2,873
1,940		Host Marriott Corp	25,783
700		HRPT Properties Trust	4,823
800		iStar Financial, Inc	2,080
260		JER Investors Trust, Inc	1,253
1,200		Kimco Realty Corp	44,328
300		Liberty Property Trust	11,295
78		Mid-America Apartment Communities, Inc	3,833
557	*	NexCen Brands, Inc	156
1,786		NorthStar Realty Finance Corp	13,842
33		Potlatch Corp	1,531
1,000		Prologis	41,270
600		Public Storage, Inc	59,406
213		RAIT Investment Trust	1,169
78		Regency Centers Corp	5,202
1,050		Simon Property Group, Inc	101,851
2,062		Virgin Media, Inc	16,290
600		Vornado Realty Trust	54,570
300		WABCO Holdings, Inc	10,662
733		Weingarten Realty Investors	26,146

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	675,932

HOTELS AND OTHER LODGING PLACES - 0.29%
600		Choice Hotels International, Inc	16,260
500	*	Gaylord Entertainment Co	14,685
1,201	*	Great Wolf Resorts, Inc	4,396
1,200	*	Lodgian, Inc	9,360
200		Marcus Corp	3,216
1,240		Marriott International, Inc (Class A)	32,351
448		Starwood Hotels & Resorts Worldwide, Inc	12,607

		TOTAL HOTELS AND OTHER LODGING PLACES	92,875

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
INDUSTRIAL MACHINERY AND EQUIPMENT - 5.98%
400	*	AGCO Corp	$17,044
88	*	Allis-Chalmers Energy, Inc	1,113
5,600		Applied Materials, Inc	84,728
699	*	Axcelis Technologies, Inc	1,188
400		Black & Decker Corp	24,300
200		Briggs & Stratton Corp	3,236
1,961	*	Brocade Communications Systems, Inc	11,413
2,056		Caterpillar, Inc	122,538
1,082	*	Cray, Inc	5,605
1,336		Cummins, Inc	58,410
2,700		Deere & Co	133,650
7,873	*	Dell, Inc	129,747
138	*	Emulex Corp	1,472
241	*	Entegris, Inc	1,166
82	*	Flotek Industries, Inc	902
600	*	FMC Technologies, Inc	27,930
421		Graco, Inc	14,992
9,219		Hewlett-Packard Co	426,287
772	*	Immersion Corp	4,493
607		Ingersoll-Rand Co Ltd (Class A)	18,920
4,834		International Business Machines Corp	565,386
124	*	Intevac, Inc	1,319
129	*	John Bean Technologies Corp	1,633
364	*	Lam Research Corp	11,462
300	*	Lexmark International, Inc (Class A)	9,771
516		Manitowoc Co, Inc	8,024
292		Modine Manufacturing Co	4,228
400		Nordson Corp	19,644
300		Pall Corp	10,317
1,149		Palm, Inc	6,860
1,279		Pitney Bowes, Inc	42,540
2,748	v*	Quantum Corp	2,968
71	*	Rackable Systems, Inc	697
2,812		Seagate Technology, Inc	34,081
508	*	Semitool, Inc	4,155
210	*	Sigma Designs, Inc	2,986
406	*	STEC, Inc	3,126
132	*	Tecumseh Products Co (Class A)	3,305
1,000		Tennant Co	34,260
214	*	Terex Corp	6,531
83	*	TurboChef Technologies, Inc	510
170	*	Ultratech, Inc	2,057
400	*	Varian Medical Systems, Inc	22,852

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	1,887,846

INSTRUMENTS AND RELATED PRODUCTS - 5.37%
177	*	Advanced Medical Optics, Inc	3,147
100	*	Affymetrix, Inc	774
1,539	*	Agilent Technologies, Inc	45,647
1,298		Allergan, Inc	66,847
400		Bard (C.R.), Inc	37,948
3,221		Baxter International, Inc	211,394
370		Beckman Coulter, Inc	26,266
1,551		Becton Dickinson & Co	124,483
200	*	Bruker BioSciences Corp	2,666
584	*	Cardiac Science Corp	6,050
365	*	Cepheid, Inc	5,048
1,121		Danaher Corp	77,797

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
636		Dentsply International, Inc	$23,875
5,556		Emerson Electric Co	226,628
396	*	Flir Systems, Inc	15,214
104	*	Formfactor, Inc	1,812
601		Garmin Ltd	20,398
470		Hillenbrand, Inc	9,475
871	*	Hologic, Inc	16,836
224	*	Illumina, Inc	9,079
139	*	Intuitive Surgical, Inc	33,496
564	*	ION Geophysical Corp	8,003
361	*	Ixia	2,661
598	*	LTX-Credence Corp	1,041
5,566		Medtronic, Inc	278,858
236	*	Millipore Corp	16,237
71	*	MKS Instruments, Inc	1,414
200		Movado Group, Inc	4,470
212	*	Natus Medical, Inc	4,804
278		Rockwell Automation, Inc	10,381
178		Roper Industries, Inc	10,139
1,400	*	St. Jude Medical, Inc	60,886
207		STERIS Corp	7,779
1,500		Stryker Corp	93,450
70	*	Techne Corp	5,048
1,532	*	Thermo Electron Corp	84,260
260	*	Trimble Navigation Ltd	6,724
636	*	Vivus, Inc	5,050
300	*	Waters Corp	17,454
4,409		Xerox Corp	50,835
926	*	Zimmer Holdings, Inc	59,783

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,694,157

INSURANCE AGENTS, BROKERS AND SERVICE - 0.53%
1,359		AON Corp	61,101
1,576	*	Crawford & Co (Class B)	23,955
1,987		Hartford Financial Services Group, Inc	81,447

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	166,503

INSURANCE CARRIERS - 4.65%
2,494		Aetna, Inc	90,058
3,600		Aflac, Inc	211,499
5	*	Alleghany Corp	1,825
700		Ambac Financial Group, Inc	1,631
120	*	Arch Capital Group Ltd	8,764
853		Aspen Insurance Holdings Ltd	23,458
613		Assurant, Inc	33,715
183	*	Catalyst Health Solutions, Inc	4,780
263	*	Centene Corp	5,394
3,400		Chubb Corp	186,660
2,061		Cincinnati Financial Corp	58,615
332		Endurance Specialty Holdings Ltd	10,265
100		Erie Indemnity Co (Class A)	4,227
1,970		Genworth Financial, Inc (Class A)	16,962
150		Hanover Insurance Group, Inc	6,828
737	*	Humana, Inc	30,364
835		Leucadia National Corp	37,942
2,018		Lincoln National Corp	86,391
30	*	Markel Corp	10,545
700		MBIA, Inc	8,330

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
360		MGIC Investment Corp	$2,531
177	*	Molina Healthcare, Inc	5,487
765		Montpelier Re Holdings Ltd	12,630
300		Nationwide Financial Services, Inc (Class A)	14,799
70		Odyssey Re Holdings Corp	3,066
468		Phoenix Cos, Inc	4,324
347		Platinum Underwriters Holdings Ltd	12,312
200		PMI Group, Inc	590
1,800		Principal Financial Group	78,282
4,098		Progressive Corp	71,305
300		Protective Life Corp	8,553
220		Radian Group, Inc	1,109
4,216		Travelers Cos, Inc	190,562
1,457		UnumProvident Corp	36,571
700		W.R. Berkley Corp	16,485
3,270	*	WellPoint, Inc	152,939
1,041		XL Capital Ltd (Class A)	18,676

		TOTAL INSURANCE CARRIERS	1,468,474

LEATHER AND LEATHER PRODUCTS - 0.09%
1,184	*	Coach, Inc	29,647

		TOTAL LEATHER AND LEATHER PRODUCTS	29,647

LEGAL SERVICES - 0.03%
128	*	FTI Consulting, Inc	9,247

		TOTAL LEGAL SERVICES	9,247

LUMBER AND WOOD PRODUCTS - 0.01%
400	*	Champion Enterprises, Inc	2,220

		TOTAL LUMBER AND WOOD PRODUCTS	2,220

METAL MINING - 0.13%
821	*	Allied Nevada Gold Corp	4,696
1,000		Royal Gold, Inc	35,960

		TOTAL METAL MINING	40,656

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.35%
318		Armstrong World Industries, Inc	9,190
200		Callaway Golf Co	2,814
3,063		Mattel, Inc	55,257
1,259		Tyco International Ltd	44,090

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	111,351

MISCELLANEOUS RETAIL - 1.43%
986	*	Amazon.com, Inc	71,741
4,609		CVS Corp	155,139
41	*	Dollar Tree, Inc	1,491
188	*	GSI Commerce, Inc	2,910
790	*	Hibbett Sports, Inc	15,816
248	*	HSN, Inc	2,730
700	*	Office Depot, Inc	4,074
200		Petsmart, Inc	4,942
88	*	Priceline.com, Inc	6,022
2,460		Staples, Inc	55,350
300		Tiffany & Co	10,656
3,866		Walgreen Co	119,691

		TOTAL MISCELLANEOUS RETAIL	450,562

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
MOTION PICTURES - 0.84%
97	*	Avid Technology, Inc	$2,334
559	*	Discovery Communications, Inc (Class C)	7,915
559	*	Discovery Communications, Inc (Class A)	7,966
306	*	DreamWorks Animation SKG, Inc (Class A)	9,624
200		Regal Entertainment Group (Class A)	3,156
17,684		Time Warner, Inc	231,837
361	*	tw telecom inc (Class A)	3,751

		TOTAL MOTION PICTURES	266,583

NONDEPOSITORY INSTITUTIONS - 1.25%
5,562		American Express Co	197,061
756	*	AmeriCredit Corp	7,658
1,809		Capital One Financial Corp	92,259
500		CapitalSource, Inc	6,150
2,742		Centerline Holding Co	5,457
2,202		CIT Group, Inc	15,326
2,202		Discover Financial Services	30,432
279		Federal Agricultural Mortgage Corp (Class C)	1,144
1,477	*	Guaranty Financial Group, Inc	5,834
1,872		Medallion Financial Corp	19,600
1,040	*	NewStar Financial, Inc	8,414
106	*	thinkorswim Group, Inc	883
105	*	World Acceptance Corp	3,780

		TOTAL NONDEPOSITORY INSTITUTIONS	393,998

NONMETALLIC MINERALS, EXCEPT FUELS - 0.27%
900		AMCOL International Corp	28,134
68		Compass Minerals International, Inc	3,563
723		Vulcan Materials Co	53,863

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	85,560

OIL AND GAS EXTRACTION - 7.27%
2,302		Apache Corp	240,052
378		Atlas America, Inc	12,894
122	*	ATP Oil & Gas Corp	2,173
400		Berry Petroleum Co (Class A)	15,492
395	*	Bronco Drilling Co, Inc	4,037
700		Cabot Oil & Gas Corp	25,298
1,029	*	Callon Petroleum Co	18,553
800	*	Cameron International Corp	30,832
400	*	Cheniere Energy, Inc	900
2,791		Chesapeake Energy Corp	100,085
615		Cimarex Energy Co	30,080
225	*	Complete Production Services, Inc	4,529
325	*	Contango Oil & Gas Co	17,544
112	*	Dawson Geophysical Co	5,229
300	*	Delta Petroleum Corp	4,074
2,400	*	Denbury Resources, Inc	45,696
2,534		Devon Energy Corp	231,100
400	*	Edge Petroleum Corp	716
300	*	Encore Acquisition Co	12,534
1,081		ENSCO International, Inc	62,298
1,676		EOG Resources, Inc	149,935
2,200		Equitable Resources, Inc	80,696
124	*	EXCO Resources, Inc	2,024
49	*	Exterran Holdings, Inc	1,566

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
249	*	Geokinetics, Inc	$4,731
591	*	Geomet, Inc	3,215
900	*	Global Industries Ltd	6,246
92	*	GMX Resources, Inc	4,398
369	*	Goodrich Petroleum Corp	16,085
1,800	*	Grey Wolf, Inc	14,004
530	*	Helix Energy Solutions Group, Inc	12,868
1,008		Helmerich & Payne, Inc	43,536
683	*	McMoRan Exploration Co	16,146
2,560	*	Meridian Resource Corp	4,710
880	*	Nabors Industries Ltd	21,930
1,957	*	National Oilwell Varco, Inc	98,300
600	*	Newfield Exploration Co	19,194
964		Noble Corp	42,320
1,754		Noble Energy, Inc	97,505
20	*	Oceaneering International, Inc	1,066
753	*	Parker Drilling Co	6,039
1,754	*	PetroHawk Energy Corp	37,939
200	*	Petroleum Development Corp	8,874
415	*	Petroquest Energy, Inc	6,370
697	*	Pioneer Drilling Co	9,270
1,009		Pioneer Natural Resources Co	52,751
1,122	*	Plains Exploration & Production Co	39,450
1,100	*	Pride International, Inc	32,571
800	*	Quicksilver Resources, Inc	15,704
600		Range Resources Corp	25,722
988		Smith International, Inc	57,936
778	*	Southwestern Energy Co	23,760
500		St. Mary Land & Exploration Co	17,825
100	*	Stone Energy Corp	4,233
2,287	*	Sulphco, Inc	4,597
400	*	Swift Energy Co	15,476
426	*	Toreador Resources Corp	3,830
1,826		Transocean, Inc	200,567
424	*	TXCO Resources, Inc	4,257
300	*	Unit Corp	14,946
374	*	Venoco, Inc	4,862
500		W&T Offshore, Inc	13,645
967	*	Weatherford International Ltd	24,310
300	*	Whiting Petroleum Corp	21,378
3,121		XTO Energy, Inc	145,189

		TOTAL OIL AND GAS EXTRACTION	2,296,092

PAPER AND ALLIED PRODUCTS - 0.96%
551		Bemis Co	14,442
150	*	Buckeye Technologies, Inc	1,229
1,245	*	Domtar Corporation	5,727
1,597		International Paper Co	41,809
2,400		Kimberly-Clark Corp	155,616
1,866		MeadWestvaco Corp	43,496
413		Packaging Corp of America	9,573
40		Rock-Tenn Co (Class A)	1,599
700		Sonoco Products Co	20,776
500		Temple-Inland, Inc	7,630

		TOTAL PAPER AND ALLIED PRODUCTS	301,897

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
PERSONAL SERVICES - 0.03%
232		Regis Corp	$6,380
34		Unifirst Corp	1,465
40		Weight Watchers International, Inc	1,464

		TOTAL PERSONAL SERVICES	9,309

PETROLEUM AND COAL PRODUCTS - 1.17%
375		Alon USA Energy, Inc	5,055
100		Ashland, Inc	2,924
1,559		Hess Corp	127,963
1,567		Murphy Oil Corp	100,507
1,000		Sunoco, Inc	35,580
3,000		Valero Energy Corp	90,900
779		Western Refining, Inc	7,876

		TOTAL PETROLEUM AND COAL PRODUCTS	370,805

PIPELINES, EXCEPT NATURAL GAS - 0.38%
4,983		Spectra Energy Corp	118,595

		TOTAL PIPELINES, EXCEPT NATURAL GAS	118,595

PRIMARY METAL INDUSTRIES - 1.20%
2,074		Alcoa, Inc	46,831
190		Allegheny Technologies, Inc	5,615
489	*	Century Aluminum Co	13,540
5,868		Corning, Inc	91,776
350		Gibraltar Industries, Inc	6,549
300		Hubbell, Inc (Class B)	10,515
1,986		Nucor Corp	78,447
139		Olympic Steel, Inc	4,099
1,276		Steel Dynamics, Inc	21,807
500		Tredegar Corp	8,895
828		United States Steel Corp	64,261
1,705		Worthington Industries, Inc	25,472

		TOTAL PRIMARY METAL INDUSTRIES	377,807

PRINTING AND PUBLISHING - 0.50%
412		Dun & Bradstreet Corp	38,876
233		EW Scripps Co (Class A)	1,647
185		Harte-Hanks, Inc	1,918
2,109		Journal Communications, Inc (Class A)	10,292
200		Meredith Corp	5,608
1,322		New York Times Co (Class A)	18,891
1,318	*	R.H. Donnelley Corp	2,623
600		R.R. Donnelley & Sons Co	14,718
863		Standard Register Co	8,501
100		Washington Post Co (Class B)	55,677

		TOTAL PRINTING AND PUBLISHING	158,751

RAILROAD TRANSPORTATION - 1.13%
2,494		CSX Corp	136,098
500	*	Kansas City Southern Industries, Inc	22,180
2,985		Norfolk Southern Corp	197,636

		TOTAL RAILROAD TRANSPORTATION	355,914

REAL ESTATE - 0.03%
480	*	CB Richard Ellis Group, Inc (Class A)	6,417
166	*	Forestar Real Estate Group, Inc	2,449
100		Stewart Enterprises, Inc (Class A)	786

		TOTAL REAL ESTATE	9,652

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.56%
2,517		Nike, Inc (Class B)	$168,387
340		Sealed Air Corp	7,477

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	175,864

SECURITY AND COMMODITY BROKERS - 2.70%
692		Ameriprise Financial, Inc	26,434
211		BlackRock, Inc	41,040
683		Broadridge Financial Solutions, Inc	10,511
4,100		Charles Schwab Corp	106,600
201		CME Group, Inc	74,674
388	*	Duff & Phelps Corp (Class A)	8,160
200		Eaton Vance Corp	7,046
363		Evercore Partners, Inc (Class A)	6,527
300		Federated Investors, Inc (Class B)	8,655
1,300		Franklin Resources, Inc	114,569
1,610		Goldman Sachs Group, Inc	206,079
205	*	IntercontinentalExchange, Inc	16,539
2,274		Invesco Ltd	47,709
2,034	*	Ladenburg Thalmann Financial Services, Inc	3,661
406		Lazard Ltd (Class A)	17,361
556		Legg Mason, Inc	21,161
542	*	Nasdaq Stock Market, Inc	16,569
1,006		NYSE Euronext	39,415
600		SEI Investments Co	13,320
1,200		T Rowe Price Group, Inc	64,452
259		US Global Investors, Inc (Class A)	2,603

		TOTAL SECURITY AND COMMODITY BROKERS	853,085

SOCIAL SERVICES - 0.02%
688	*	Capital Senior Living Corp	5,229

		TOTAL SOCIAL SERVICES	5,229

SPECIAL TRADE CONTRACTORS - 0.05%
75		Chemed Corp	3,080
518	*	Quanta Services, Inc	13,991

		TOTAL SPECIAL TRADE CONTRACTORS	17,071

STONE, CLAY, AND GLASS PRODUCTS - 0.92%
3,766		3M Co	257,256
100		Apogee Enterprises, Inc	1,503
51	*	Cabot Microelectronics Corp	1,636
150		CARBO Ceramics, Inc	7,742
54		Eagle Materials, Inc	1,208
400		Gentex Corp	5,720
241	*	Owens Corning, Inc	5,762
290	*	Owens-Illinois, Inc	8,526

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	289,353

TEXTILE MILL PRODUCTS - 0.04%
100	*	Mohawk Industries, Inc	6,739
200		Oxford Industries, Inc	5,166

		TOTAL TEXTILE MILL PRODUCTS	11,905

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
TRANSPORTATION BY AIR - 0.80%
101	*	Air Methods Corp	$2,859
2,987	*	Airtran Holdings, Inc	7,258
700	*	Continental Airlines, Inc (Class B)	11,676
2,034	*	Delta Air Lines, Inc	15,153
1,558		FedEx Corp	123,144
3,057	*	JetBlue Airways Corp	15,132
267		Skywest, Inc	4,267
4,089		Southwest Airlines Co	59,332
1,422		UAL Corp	12,499

		TOTAL TRANSPORTATION BY AIR	251,320

TRANSPORTATION EQUIPMENT - 0.88%
200		American Axle & Manufacturing Holdings, Inc	1,072
400		ArvinMeritor, Inc	5,216
1,670	*	BE Aerospace, Inc	26,436
5,819	v*	ExpressJet Holdings, Inc	1,106
64	*	Fuel Systems Solutions, Inc	2,205
1,457		Genuine Parts Co	58,587
1,360		Harley-Davidson, Inc	50,728
660		Harsco Corp	24,545
791	*	Hayes Lemmerz International, Inc	2,159
1,360		Paccar, Inc	51,938
1,353	*	Spirit Aerosystems Holdings, Inc (Class A)	21,743
200		Superior Industries International, Inc	3,832
800	*	Tenneco, Inc	8,504
1,400	*	Visteon Corp	3,248
300		Westinghouse Air Brake Technologies Corp	15,369

		TOTAL TRANSPORTATION EQUIPMENT	276,688

TRANSPORTATION SERVICES - 0.06%
150		CH Robinson Worldwide, Inc	7,644
139		Expeditors International Washington, Inc	4,843
248	*	Interval Leisure Group, Inc	2,579
404	*	TOTAL TRANSPORTATION SERVICES	2,371

			17,437

TRUCKING AND WAREHOUSING - 0.81%
4,044		United Parcel Service, Inc (Class B)	254,327

		TOTAL TRUCKING AND WAREHOUSING	254,327

WATER TRANSPORTATION - 0.10%
60		Alexander & Baldwin, Inc	2,642
400	*	Gulfmark Offshore, Inc	17,952
300	*	Hornbeck Offshore Services, Inc	11,586

		TOTAL WATER TRANSPORTATION	32,180

WHOLESALE TRADE-DURABLE GOODS - 0.57%
932		Agilysys, Inc	9,404
800		Barnes Group, Inc	16,176
400		BorgWarner, Inc	13,108
400		Castle (A.M.) & Co	6,912
465	*	Chindex International, Inc	5,050
720		IKON Office Solutions, Inc	12,247
58		Martin Marietta Materials, Inc	6,495
104	*	MWI Veterinary Supply, Inc	4,086
26		Owens & Minor, Inc	1,261

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
522	*	Patterson Cos, Inc	$15,874
900		Reliance Steel & Aluminum Co	34,173
600		W.W. Grainger, Inc	52,182
109	*	WESCO International, Inc	3,508

		TOTAL WHOLESALE TRADE-DURABLE GOODS	180,476

WHOLESALE TRADE-NONDURABLE GOODS - 0.56%
623	*	Akorn, Inc	3,196
600		Allscripts Healthcare Solutions, Inc	7,464
500	*	Endo Pharmaceuticals Holdings, Inc	10,000
105	*	Henry Schein, Inc	5,653
586		Herbalife Ltd	23,159
2,061		Idearc, Inc	2,576
4,076		Sysco Corp	125,663

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	177,711

		TOTAL COMMON STOCK (Cost $33,380,145)	31,516,776

		TOTAL PORTFOLIO - 99.81% (Cost $33,380,145)	31,516,776
		OTHER ASSETS & LIABILITIES, NET - 0.19%	60,113

		NET ASSETS - 100.00%	$31,576,889

*	Non-income producing.

v	Security valued at fair value.

At September 30, 2008, the unrealized depreciation on investments was $1,863,369, consisting of gross unrealized appreciation of $5,864,878 and gross unrealized depreciation of $7,728,247.

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

TIAA-CREF LIFE FUNDS

REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2008

SHARES		COMPANY	VALUE
COMMON STOCKS - 95.25%
HOLDING AND OTHER INVESTMENT OFFICES - 91.62%
8,500	e	Acadia Realty Trust	$214,880
15,200	e	Alexandria Real Estate Equities, Inc	1,710,000
18,400		AMB Property Corp	833,520
17,200	e	American Campus Communities, Inc	582,736
5,637		American Land Lease, Inc	109,527
24,200		AvalonBay Communities, Inc	2,381,764
14,600		BioMed Realty Trust, Inc	386,170
45,800	e	Boston Properties, Inc	4,289,628
6,800		BRE Properties, Inc (Class A)	333,200
24,800		Corporate Office Properties Trust	1,000,680
109,000	e	DCT Industrial Trust, Inc	816,410
13,200	e	Digital Realty Trust, Inc	623,700
15,900		Douglas Emmett, Inc	366,813
23,900	e	EastGroup Properties, Inc	1,160,106
6,800		Entertainment Properties Trust	372,096
4,000	e	Equity Lifestyle Properties, Inc	212,120
77,700		Equity Residential	3,450,657
23,400	e	Essex Property Trust, Inc	2,768,922
35,000		Federal Realty Investment Trust	2,996,000
53,268	e	FelCor Lodging Trust, Inc	381,399
69,773	e	General Growth Properties, Inc	1,053,572
18,730	e	Gramercy Capital Corp	48,511
20,000	g,m,v*	GSC Capital Corp	0
72,000		HCP, Inc	2,889,360
13,700		Health Care REIT, Inc	729,251
2,725		Home Properties, Inc	157,914
151,500	e	Host Marriott Corp	2,013,435
40,000	e*	iShares Dow Jones US Real Estate Index Fund	2,478,000
9,000	e	Kilroy Realty Corp	430,110
69,400	e	Kimco Realty Corp	2,563,636
16,200	e	Macerich Co	1,031,130
10,500	e*	Maguire Properties, Inc	62,580
75,430	e	Mission West Properties, Inc	734,688
35,000		Nationwide Health Properties, Inc	1,259,300
28,800	g,m,v*	People's Choice Financial Corp	0
12,000	e	Post Properties, Inc	335,640
54,720	e	Prologis	2,258,294
30,900		Public Storage, Inc	3,059,409
29,000		Regency Centers Corp	1,934,010
72,200	e	Simon Property Group, Inc	7,003,400
16,400		SL Green Realty Corp	1,062,720
21,000	e	Strategic Hotels & Resorts, Inc	158,550
14,500	e	Taubman Centers, Inc	725,000
26,500	e	UDR, Inc	692,975
30,500	e	U-Store-It Trust	374,235
49,900	e	Ventas, Inc	2,466,058
40,200		Vornado Realty Trust	3,656,190

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	64,168,296

HOTELS AND OTHER LODGING PLACES - 0.44%
11,020	e*	Starwood Hotels & Resorts Worldwide, Inc	310,103

		TOTAL HOTELS AND OTHER LODGING PLACES	310,103

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

SHARES		COMPANY	VALUE
REAL ESTATE - 1.93%
40,000	g,m,v*	Asset Capital Corp, Inc	$46,800
54,300		Brookfield Properties Co	860,112
43,900		Thomas Properties Group, Inc	443,390

		TOTAL REAL ESTATE	1,350,302

SECURITY AND COMMODITY BROKERS - 1.26%
35,500	*	Corrections Corp of America	882,175

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	882,175

		TOTAL COMMON STOCKS (Cost $66,785,462)	66,710,876

SHORT-TERM INVESTMENTS - 2.97%
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.97%
2,082,562		State Street Navigator Securities Lending Prime Portfolio	2,082,562

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	2,082,562

		TOTAL SHORT-TERM INVESTMENTS (Cost $2,082,562)	2,082,562

		TOTAL PORTFOLIO -98.22% (Cost $68,868,024)	68,793,438
		OTHER ASSETS & LIABILITIES, NET - 1.78%	1,243,161

		NET ASSETS - 100.00%	$70,036,599

*	Non-income producing

e	All or a portion of these securities are out on loan.

g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transaction exempt from registration to qualified institutional buyers.

At September 30, 2008, the value of these securities amounted to $46,800 or 0.07% of net assets.

m	Indicates a security has been deemed illiquid

v	Security valued at fair value.

At September 30, 2008, the unrealized depreciation on investments was $74,586, consisting of gross unrealized appreciation of 5,823,714 and gross unrealized depreciation of $5,898,300.

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Bond Fund

TIAA-CREF LIFE FUNDS

BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2008

PRINCIPAL		ISSUER	RATE	MATURITY DATE	MOODY’S RATING+	VALUE
BONDS - 82.93%
CORPORATE BONDS - 19.68%
AMUSEMENT AND RECREATION SERVICES - 0.11%
$ 100,000	e	Walt Disney Co	5.700%	07/15/11	A2	$103,007

		TOTAL AMUSEMENT AND RECREATION SERVICES				103,007

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.05%
50,000		Home Depot, Inc	5.250%	12/16/13	Baa1	46,044

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				46,044

BUSINESS SERVICES - 0.20%
63,000		Lamar Media Corp	6.630%	08/15/15	Ba3	52,133
50,000		Oracle Corp	4.950%	04/15/13	A2	49,839
90,000	e	Sungard Data Systems, Inc	10.250%	08/15/15	Caa1	78,075

		TOTAL BUSINESS SERVICES				180,047

CHEMICALS AND ALLIED PRODUCTS - 0.66%
50,000		Abbott Laboratories	5.600%	05/15/11	A1	51,676
100,000		Air Products & Chemicals, Inc	4.150%	02/01/13	A2	95,859
50,000		Amgen, Inc	5.850%	06/01/17	A3	47,996
25,000		Bristol-Myers Squibb Co	6.130%	05/01/38	A2	22,713
75,000		GlaxoSmithKline Capital, Inc	5.650%	05/15/18	A1	71,207
35,000		GlaxoSmithKline Capital, Inc	6.380%	05/15/38	A1	32,858
125,000		Johnson & Johnson	5.950%	08/15/37	Aaa	123,629
50,000	e	Johnson & Johnson	5.850%	07/15/38	Aaa	48,619
50,000		Praxair, Inc	5.250%	11/15/14	A2	48,877
65,000		Procter & Gamble Co	5.550%	03/05/37	Aa3	60,446

		TOTAL CHEMICALS AND ALLIED PRODUCTS				603,880

COMMUNICATIONS - 1.76%
100,000		America Movil SAB de C.V.	6.130%	11/15/37	A3	84,577
100,000		AT&T, Inc	6.150%	09/15/34	A2	83,396
50,000		AT&T, Inc	6.500%	09/01/37	A2	42,534
100,000		BELLSOUTH CORP	6.880%	10/15/31	A2	89,703
75,000		Comcast Corp	6.400%	05/15/38	Baa2	59,996
100,000		Comcast Corp	6.500%	11/15/35	Baa2	83,492
100,000		Deutsche Telekom International Finance BV	8.750%	06/15/30	Baa1	96,706
100,000		New Cingular Wireless Services, Inc	8.750%	03/01/31	A2	110,566
100,000		Rogers Communications, Inc	6.800%	08/15/18	Baa3	94,603
100,000		Sprint Capital Corp	8.750%	03/15/32	Baa3	78,000
25,000	e	Telecom Italia Capital S.A.	7.000%	06/04/18	Baa2	22,441
75,000		Telecom Italia Capital S.A.	4.950%	09/30/14	Baa2	63,245
100,000		Telefonica Emisiones SAU	6.220%	07/03/17	Baa1	92,037
100,000		Time Warner Cable, Inc	5.400%	07/02/12	Baa2	95,122
100,000		Time Warner Cable, Inc	5.850%	05/01/17	Baa2	88,104
100,000		Verizon Communications, Inc	5.250%	04/15/13	A3	96,384
50,000		Verizon Communications, Inc	6.400%	02/15/38	A3	41,731
200,000		Viacom, Inc	5.750%	04/30/11	Baa3	194,298
100,000	e	Vodafone Group plc	6.250%	11/30/32	Baa1	82,333

		TOTAL COMMUNICATIONS				1,599,268

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	MOODY’S RATING+	VALUE
DEPOSITORY INSTITUTIONS - 4.74%
$ 1,000,000	g	Banco Bilbao Vizcaya Argentaria S.A.	5.750%	07/20/17	Aaa	$1,065,592
400,000	e	Banco Nacional de Comercio Exterior SNC	3.880%	01/21/09	A1	399,000
25,000	e	Bank of America Corp	4.900%	05/01/13	Aa2	22,616
75,000		Bank of America Corp	5.750%	12/01/17	Aa2	63,599
200,000	e	Bank of America NA	5.300%	03/15/17	Aa1	166,140
100,000		Bank One Corp	5.250%	01/30/13	Aa3	94,432
50,000	i	BB&T Capital Trust IV	6.820%	06/12/57	A1	32,900
100,000		Citigroup, Inc	5.100%	09/29/11	Aa3	91,811
75,000	e	Citigroup, Inc	6.880%	03/05/38	Aa3	61,347
225,000		Citigroup, Inc	5.130%	05/05/14	Aa3	184,904
150,000		Credit Suisse	5.000%	05/15/13	Aa1	139,004
900,000	g	Depfa ACS Bank	5.130%	03/16/37	Aaa	853,199
100,000		Deutsche Bank AG.	4.880%	05/20/13	Aa1	95,518
100,000	e	Eksportfinans A/S	5.000%	02/14/12	Aaa	102,809
200,000		JPMorgan Chase & Co	6.400%	05/15/38	Aa2	172,910
250,000		M&I Marshall & Ilsley Bank	4.400%	03/15/10	NR	237,024
100,000	g,i	Royal Bank of Scotland Group plc	6.990%	12/30/49	A1	74,525
150,000	e	Union Bank of California NA	5.950%	05/11/16	A1	135,663
100,000		US Bank NA	5.700%	12/15/08	Aa2	100,217
25,000	e	Wachovia Bank NA	4.800%	11/01/14	Aa3	14,827
100,000		Wachovia Bank NA	5.850%	02/01/37	Aa3	44,490
25,000		Wachovia Corp	5.500%	05/01/13	A1	20,683
50,000		Wells Fargo & Co	4.380%	01/31/13	Aa1	45,961
100,000		Wells Fargo Bank NA	4.750%	02/09/15	Aa1	89,945

		TOTAL DEPOSITORY INSTITUTIONS				4,309,116

EATING AND DRINKING PLACES - 0.03%
25,000		McDonald’s Corp	5.350%	03/01/18	A3	24,191

		TOTAL EATING AND DRINKING PLACES				24,191

ELECTRIC, GAS, AND SANITARY SERVICES - 1.14%
50,000	g	Abu Dhabi National Energy Co	6.600%	08/01/13	Aa2	49,637
125,000		American Water Capital Corp	6.090%	10/15/17	Baa2	115,621
100,000		Centerpoint Energy, Inc	6.500%	05/01/18	Ba1	85,166
100,000		Exelon Generation Co LLC	6.200%	10/01/17	A3	87,882
100,000	e	Florida Power & Light Co	4.850%	02/01/13	Aa3	99,816
100,000	e	Kinder Morgan Energy Partners LP	5.950%	02/15/18	Baa2	89,074
50,000		Midamerican Energy Co	5.800%	10/15/36	A2	41,111
100,000	e	Nevada Power Co	6.650%	04/01/36	Baa3	88,607
103,000		Progress Energy, Inc	7.100%	03/01/11	Baa2	105,835
50,000		Sempra Energy	6.150%	06/15/18	Baa1	46,127
100,000		Texas Eastern Transmission LP	7.300%	12/01/10	A3	105,450
25,000		Veolia Environnement	5.250%	06/03/13	A3	24,583
100,000	e	Virginia Electric and Power Co	4.750%	03/01/13	Baa1	96,050

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				1,034,959

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.27%
250,000		Koninklijke Philips Electronics NV	6.880%	03/11/38	A3	247,709

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				247,709

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	MOODY’S RATING+	VALUE
FOOD AND KINDRED PRODUCTS - 0.63%
$ 60,000		Bottling Group LLC	4.630%	11/15/12	Aa2	$59,038
100,000		Bunge Ltd Finance Corp	5.100%	07/15/15	Baa2	87,069
98,000	e	ConAgra Foods, Inc	5.820%	06/15/17	Baa2	92,798
62,000		ConAgra Foods, Inc	6.750%	09/15/11	Baa2	64,277
50,000	g	Dr. Pepper Snapple Group, Inc	6.820%	05/01/18	Baa3	48,263
25,000	g	Dr. Pepper Snapple Group, Inc	7.450%	05/01/38	Baa3	24,132
50,000		General Mills, Inc	5.250%	08/15/13	Baa1	49,615
100,000		Kraft Foods, Inc	6.000%	02/11/13	Baa2	99,387
25,000		Kraft Foods, Inc	6.130%	02/01/18	Baa2	23,419
25,000		Kraft Foods, Inc	6.130%	08/23/18	Baa2	23,344

		TOTAL FOOD AND KINDRED PRODUCTS				571,342

FOOD STORES - 0.16%
50,000		Delhaize Group	6.500%	06/15/17	Baa3	47,358
100,000		Kroger Co	6.400%	08/15/17	Baa2	95,884

		TOTAL FOOD STORES				143,242

GENERAL MERCHANDISE STORES - 0.54%
100,000		JC Penney Corp, Inc	5.750%	02/15/18	Baa3	84,012
100,000		Macy’s Retail Holdings, Inc	5.350%	03/15/12	Baa3	92,089
220,000		Sears Roebuck Acceptance	6.750%	08/15/11	Ba2	204,506
25,000		Target Corp	6.000%	01/15/18	A2	23,670
50,000		Wal-Mart Stores, Inc	5.250%	09/01/35	Aa2	39,967
50,000		Wal-Mart Stores, Inc	6.200%	04/15/38	Aa2	45,610

		TOTAL GENERAL MERCHANDISE STORES				489,854

HEALTH SERVICES - 0.11%
100,000		Quest Diagnostics, Inc	6.400%	07/01/17	Baa3	97,190

		TOTAL HEALTH SERVICES				97,190

HOLDING AND OTHER INVESTMENT OFFICES - 0.13%
50,000		Boston Properties LP	6.250%	01/15/13	Baa2	49,562
25,000	e	ERP OPERATING LP	5.750%	06/15/17	Baa1	21,054
100,000		iStar Financial, Inc	5.700%	03/01/14	Ba1	49,000

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				119,616

INSTRUMENTS AND RELATED PRODUCTS - 0.22%
100,000		Medtronic, Inc	4.750%	09/15/15	A1	97,694
100,000		Xerox Corp	7.630%	06/15/13	Baa2	101,234

		TOTAL INSTRUMENTS AND RELATED PRODUCTS				198,928

INSURANCE CARRIERS - 0.53%
100,000		American International Group, Inc	5.050%	10/01/15	A2	53,908
100,000		Chubb Corp	6.000%	05/11/37	A2	83,953
100,000	i	Chubb Corp	6.380%	03/29/67	A3	76,257
100,000		Metlife, Inc	5.000%	06/15/15	A2	91,221
100,000	g	Prudential Funding LLC	6.750%	09/15/23	A1	89,445
100,000	e	Travelers Property Casualty Corp	6.380%	03/15/33	A2	87,776

		TOTAL INSURANCE CARRIERS				482,560

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	MOODY’S RATING+	VALUE
METAL MINING - 0.18%
$ 50,000		Barrick Gold Financeco LLC	6.130%	09/15/13	Baa1	$49,138
15,000		BHP Billiton Finance Ltd	5.400%	03/29/17	A1	13,858
50,000		Rio Tinto Finance USA Ltd	6.500%	07/15/18	A3	47,280
50,000		Rio Tinto Finance USA Ltd	5.880%	07/15/13	A3	49,016

		TOTAL METAL MINING				159,292

MISCELLANEOUS RETAIL - 0.02%
25,000		Walgreen Co	4.880%	08/01/13	A1	24,992

		TOTAL MISCELLANEOUS RETAIL				24,992

MOTION PICTURES - 0.09%
100,000		Historic TW, Inc	6.630%	05/15/29	Baa2	79,872

		TOTAL MOTION PICTURES				79,872

NONDEPOSITORY INSTITUTIONS - 3.50%
810,000	e,g	BA Covered Bond Issuer	5.500%	06/14/12	Aaa	830,865
100,000	g	BAE Systems Holdings, Inc	6.400%	12/15/11	Baa2	103,355
100,000		General Electric Capital Corp	5.450%	01/15/13	Aaa	93,425
50,000		General Electric Capital Corp	6.000%	06/15/12	Aaa	48,259
375,000	e	General Electric Capital Corp	5.500%	06/04/14	Aaa	351,987
100,000	g	HKCG Finance Ltd	6.250%	08/07/18	A1	98,370
100,000	e	HSBC Finance Corp	5.250%	01/14/11	Aa3	98,254
200,000	e	HSBC Finance Corp	4.750%	07/15/13	Aa3	179,937
100,000	i	Huntington Capital III	6.650%	05/15/37	Baa1	36,816
50,000	e	International Lease Finance Corp	6.630%	11/15/13	A3	30,651
100,000		International Lease Finance Corp	5.630%	09/20/13	A3	64,973
300,000	e	Kreditanstalt fuer Wiederaufbau	4.500%	07/16/18	Aaa	301,280
100,000		Landwirtschaftliche Rentenbank	5.250%	07/02/12	Aaa	105,529
100,000		MBNA Corp	6.130%	03/01/13	Aa2	94,512
250,000	g	Nationwide Building Society	5.500%	07/18/12	Aaa	257,675
100,000	g	Principal Life Global Funding I	5.130%	10/15/13	Aa2	97,671
359,375		Totem Ocean Trailer Express, Inc	4.510%	12/18/19	NR	373,533
25,000	g	WEA Finance LLC	7.130%	04/15/18	A2	22,475

		TOTAL NONDEPOSITORY INSTITUTIONS				3,189,567

NONMETALLIC MINERALS, EXCEPT FUELS - 0.03%
25,000	e	Vulcan Materials Co	6.300%	06/15/13	A3	25,228

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS				25,228

OIL AND GAS EXTRACTION - 1.69%
100,000	e	Baker Hughes, Inc	6.880%	01/15/29	A2	105,341
50,000		BJ Services Co	5.750%	06/01/11	Baa1	51,417
100,000		Burlington Resources Finance Co	7.200%	08/15/31	A2	102,599
100,000		Canadian Natural Resources Ltd	5.150%	02/01/13	Baa2	93,128
100,000		Husky Energy, Inc	6.800%	09/15/37	Baa2	82,724
100,000		Nexen, Inc	6.400%	05/15/37	Baa2	79,169
500,000	g	Pemex Projec Funding Master Trust	6.630%	06/15/38	Baa1	453,149
		Series - 2008 A1 (Class)
250,000	g	Pemex Projec Funding Master Trust	5.750%	03/01/18	Baa1	236,575
		Series - 2007 A1 (Class)
125,000	e	Petrobras International Finance Co	5.880%	03/01/18	Baa1	113,610
100,000		Weatherford International, Inc	5.950%	06/15/12	Baa1	100,062
25,000	e	XTO Energy, Inc	5.500%	06/15/18	Baa2	22,098
100,000		XTO Energy, Inc	6.250%	04/15/13	Baa2	100,075

		TOTAL OIL AND GAS EXTRACTION				1,539,947

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	MOODY’S RATING+	VALUE
PAPER AND ALLIED PRODUCTS - 0.21%
$ 90,000	e	Cenveo Corp	7.880%	12/01/13	B3	$69,300
25,000		International Paper Co	7.400%	06/15/14	Baa3	25,038
100,000		Kimberly-Clark Corp	6.630%	08/01/37	A2	100,052

		TOTAL PAPER AND ALLIED PRODUCTS				194,390

PETROLEUM AND COAL PRODUCTS - 0.05%
50,000		Valero Energy Corp	6.630%	06/15/37	Baa3	43,147

		TOTAL PETROLEUM AND COAL PRODUCTS				43,147

PIPELINES, EXCEPT NATURAL GAS - 0.14%
50,000	g	Rockies Express Pipeline LLC	6.250%	07/15/13	Baa3	49,323
100,000		TransCanada Pipelines Ltd	5.850%	03/15/36	A3	82,522

		TOTAL PIPELINES, EXCEPT NATURAL GAS				131,845

PRIMARY METAL INDUSTRIES - 0.41%
100,000	e,g	ArcelorMittal	5.380%	06/01/13	Baa2	94,470
100,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.750%	10/15/14	Aa3	95,034
100,000	g	Xstrata Finance Canada Ltd	5.500%	11/16/11	Baa2	97,494
100,000	g	Xstrata Finance Canada Ltd	6.900%	11/15/37	Baa2	85,006

		TOTAL PRIMARY METAL INDUSTRIES				372,004

PRINTING AND PUBLISHING - 0.32%
77,000		Idearc, Inc	8.000%	11/15/16	B3	20,983
118,000		Morris Publishing Group LLC	7.000%	08/01/13	Caa1	28,320
100,000	e	News America, Inc	5.300%	12/15/14	Baa1	95,058
50,000		Thomson Corp	5.950%	07/15/13	Baa1	49,941
100,000		Thomson Corp	5.700%	10/01/14	Baa1	99,374

		TOTAL PRINTING AND PUBLISHING				293,676

RAILROAD TRANSPORTATION - 0.15%
50,000		Norfolk Southern Corp	5.750%	04/01/18	Baa1	48,195
100,000		Norfolk Southern Corp	5.590%	05/17/25	Baa1	86,954

		TOTAL RAILROAD TRANSPORTATION				135,149

SECURITY AND COMMODITY BROKERS - 1.27%
100,000		Bear Stearns Cos, Inc	6.400%	10/02/17	Aa2	93,390
100,000		Eaton Vance Corp	6.500%	10/02/17	A3	98,003
100,000		Goldman Sachs Group, Inc	5.150%	01/15/14	Aa3	82,128
75,000		Goldman Sachs Group, Inc	5.950%	01/18/18	Aa3	61,872
25,000		Goldman Sachs Group, Inc	6.750%	10/01/37	A1	16,690
100,000	i	Goldman Sachs Capital II	5.790%	12/30/49	A2	43,931
100,000	n	Lehman Brothers Holdings Capital Trust V	5.860%	12/30/49	Ca	10
150,000		Merrill Lynch & Co, Inc	6.880%	04/25/18	A2	132,713
65,000		Morgan Stanley	5.950%	12/28/17	A1	40,719
250,000		Morgan Stanley	5.550%	04/27/17	A1	154,983
100,000		Morgan Stanley	5.750%	10/18/16	A1	62,012
480,000	g	Nuveen Investments, Inc	10.500%	11/15/15	B3	369,599

		TOTAL SECURITY AND COMMODITY BROKERS				1,156,050

TRANSPORTATION BY AIR - 0.11%
100,000		FedEx Corp	3.500%	04/01/09	Baa2	99,237

		TOTAL TRANSPORTATION BY AIR				99,237

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	MOODY’S RATING+	VALUE
TRANSPORTATION EQUIPMENT - 0.23%
$ 100,000		Boeing Co	6.130%	02/15/33	A2	$96,620
75,000		Honeywell International, Inc	5.700%	03/15/37	A2	64,675
50,000		Lockheed Martin Corp	6.150%	09/01/36	Baa1	47,632

		TOTAL TRANSPORTATION EQUIPMENT				208,927

		TOTAL CORPORATE BONDS (Cost $19,725,302)				17,904,276

GOVERNMENT BONDS - 63.25%
AGENCY SECURITIES - 9.47%
600,000		Federal Farm Credit Bank (FFCB)	2.630%	04/21/11	Aaa	587,318
550,000		FFCB	4.130%	04/15/09	Aaa	552,675
1,000,000		Federal Home Loan Bank (FHLB)	5.000%	10/16/09	Aaa	1,000,778
1,000,000		FHLB	3.630%	09/16/11	Aaa	1,000,187
1,000,000		FHLB	3.380%	06/24/11	Aaa	991,110
1,000,000		Federal Home Loan Mortgage Corp (FHLMC)	3.500%	05/29/13	Aaa	982,903
1,500,000		FHLMC	5.130%	10/18/16	Aaa	1,548,055
550,000		FHLMC	3.250%	07/16/10	Aaa	551,037
100,000		Federal National Mortgage Association (FNMA)	5.630%	07/15/37	Aaa	105,990
100,000		FNMA	3.250%	08/12/10	Aaa	100,233
1,100,000		FNMA	2.880%	10/12/10	Aaa	1,094,968
100,000		Private Export Funding Corp	3.550%	04/15/13	Aaa	97,151

		TOTAL AGENCY SECURITIES				8,612,405

FOREIGN GOVERNMENT BONDS - 4.25%
250,000		Canada Mortgage & Housing Corp	4.800%	10/01/10	Aaa	260,455
100,000	e	China Development Bank	5.000%	10/15/15	A1	94,246
100,000	e	Development Bank of Japan	4.250%	06/09/15	Aaa	100,835
100,000	g	Emirate of Abu Dhabi	5.500%	08/02/12	Aa2	105,155
100,000		European Investment Bank	4.880%	02/15/36	Aaa	100,100
250,000		Federal Republic of Germany	3.880%	06/01/10	Aaa	252,515
200,000	e	Federative Republic of Brazil	6.000%	01/17/17	Ba1	193,000
250,000		Federative Republic of Brazil	8.000%	01/15/18	Ba1	268,125
100,000		Hellenic Republic	4.630%	06/25/13	NR	102,910
100,000	g	Korea Railroad Corp	5.380%	05/15/13	A2	93,764
100,000		Mexico Government International Bond	6.050%	01/11/40	Baa1	89,600
150,000		Peruvian Government International Bond	7.350%	07/21/25	Ba1	149,250
1,000,000	e	Province of Manitoba Canada	4.450%	04/12/10	Aa1	1,025,450
190,000		Province of Ontario	3.130%	09/08/10	Aa1	191,385
110,000	e	Province of Quebec Canada	4.630%	05/14/18	Aa2	108,069
500,000		Province of Saskatchewan Canada	8.000%	02/01/13	Aa1	582,475
147,750		Russian Federation	7.500%	03/31/30	Baa2	151,259

		TOTAL FOREIGN GOVERNMENT BONDS				3,868,593

MORTGAGE BACKED - 35.23%
550,104	i	Federal Home Loan Mortgage Corp (FHLMC)	5.800%	07/01/36		561,500
106,143	i	FHLMC	5.070%	02/01/36		106,695
411,122	i	FHLMC	5.870%	04/01/37		419,339
319,126	i	FHLMC	6.090%	09/01/36		324,513
254,500	i	FHLMC	5.720%	03/01/37		257,256
90,406	i	FHLMC	4.990%	09/01/36		91,746
76,417	i	FHLMC	5.920%	09/01/36		78,463
223,225	i	FHLMC	6.020%	05/01/37		227,722
343,800		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000%	07/01/33		335,970

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	MOODY’S RATING+	VALUE
$ 337,573	FGLMC	5.000%	02/01/19		$337,040
98,814	FGLMC	4.500%	07/01/33		93,877
153,305	FGLMC	6.500%	05/01/38		157,369
187,599	FGLMC	6.500%	09/01/37		192,571
508,758	FGLMC	6.000%	11/01/33		517,405
269,180	FGLMC	4.500%	07/01/20		263,203
355,901	FGLMC	6.000%	08/01/37		360,616
68,834	FGLMC	6.500%	05/01/36		70,669
284,709	FGLMC	5.000%	11/01/33		278,225
139,187	FGLMC	6.500%	12/01/36		142,013
605,240	FGLMC	5.500%	04/01/37		602,506
701,124	FGLMC	5.500%	05/01/37		697,957
295,449	FGLMC	5.000%	04/01/38		287,980
220,643	Federal National Mortgage Association (FNMA)	6.500%	03/01/38		226,462
12,949	FNMA	6.500%	02/01/38		13,292
137,779	FNMA	7.000%	11/01/37		144,117
1,758,576	FNMA	5.500%	02/01/38		1,755,030
46,910	FNMA	7.000%	03/01/38		49,068
144,799	FNMA	6.000%	03/01/38		146,808
27,114	FNMA	6.500%	01/01/38		27,832
32,815	FNMA	6.500%	03/01/38		33,680
374,458	FNMA	6.500%	03/01/37		384,371
213,104	FNMA	7.000%	04/01/37		222,908
141,099	FNMA	7.000%	02/01/37		147,590
221,548	FNMA	6.000%	10/01/36		224,657
56,224	FNMA	6.500%	08/01/37		57,712
221,032	FNMA	5.500%	01/01/38		220,608
451,949	FNMA	5.500%	03/01/37		451,083
282,863	FNMA	6.500%	10/01/37		290,351
105,292	FNMA	6.500%	03/01/38		108,069
150,917	FNMA	5.500%	10/01/35		150,707
451,722	FNMA	4.500%	05/01/35		429,093
377,361	FNMA	6.500%	03/01/38		387,313
157,412	FNMA	5.500%	01/01/33		157,537
249,105	FNMA	6.000%	07/01/37		252,586
321,335	FNMA	6.000%	06/01/36		326,098
234,225	FNMA	6.500%	11/01/37		240,426
128,215	FNMA	5.000%	02/01/37		125,028
62,852	FNMA	7.000%	03/01/38		65,744
152,921	FNMA	4.500%	03/01/23		149,143
103,199	FNMA	7.000%	03/01/38		107,947
73,767	FNMA	6.500%	03/01/38		75,713
570,279	FNMA	5.500%	02/01/37		569,217
374,361	FNMA	5.000%	04/01/23		372,120
633,250	FNMA	5.500%	02/01/38		631,973
154,485	FNMA	5.000%	08/01/35		150,773
123,774	FNMA	6.500%	12/01/36		126,271
634,479	FNMA	5.000%	03/01/34		620,227
1,138,641	FNMA	5.000%	03/01/34		1,113,064
124,641	FNMA	5.500%	04/01/18		126,945
287,584	FNMA	5.000%	11/01/33		281,124
820,862	FNMA	5.500%	07/01/33		821,002
472,718	FNMA	5.500%	07/01/33		472,799
94,721	FNMA	5.000%	08/01/34		92,550
1,643,056	FNMA	4.560%	01/01/15		1,588,011

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	MOODY’S RATING+	VALUE
$ 506,668		FNMA	5.500%	07/01/24		$508,848
18,767		FNMA	5.500%	09/01/24		18,848
24,508		FNMA	5.000%	06/01/13		24,685
219,754		FNMA	5.500%	02/01/24		220,718
1,188,172	d	FNMA	5.000%	02/25/35		1,186,451
94,457		FNMA	5.500%	05/01/18		95,978
220,259		FNMA	5.500%	07/01/33		220,296
150,000		FNMA	4.000%	02/25/19		137,889
325,707		FNMA	4.500%	08/01/33		309,391
107,557		FNMA	5.500%	07/01/35		107,407
303,557		FNMA	5.500%	07/01/20		307,686
235,912		FNMA	4.500%	12/01/20		230,969
84,685		FNMA	7.500%	06/01/35		90,531
392,930	i	FNMA	5.950%	07/01/36		403,283
153,288		FNMA	6.500%	09/01/36		157,355
50,319		FNMA	7.500%	07/01/35		53,793
285,899	i	FNMA	5.990%	07/01/36		293,020
420,749		FNMA	5.500%	09/01/35		420,821
395,088		FNMA	4.500%	09/01/33		375,543
631,639		FNMA	6.000%	10/01/33		642,770
284,008		FNMA	5.500%	04/01/35		283,790
163,368		FNMA	5.500%	04/01/34		163,242
64,299		FNMA	6.500%	02/01/35		66,196
1,425,397		FNMA	5.500%	11/01/33		1,425,640
131,978		FNMA	4.500%	03/01/19		129,624
316,379		FNMA	5.000%	07/01/23		314,454
493,993		FNMA	5.000%	04/01/38		481,662
247,434		FNMA	5.000%	07/01/23		245,929
495,495		FNMA	5.000%	04/01/38		483,127
269,555		FNMA	4.500%	06/01/23		262,896
488,219		Government National Mortgage Association (GNMA)	5.000%	01/15/38		479,431
448,070		GNMA	5.500%	05/15/38		449,209
58,454		GNMA	5.000%	03/15/34		57,447
288,462		GNMA	5.000%	06/15/34		283,495
356,936		GNMA	5.500%	07/20/33		356,801
200,000		GNMA	6.230%	09/15/43		200,779
94,874	h	GNMA	6.000%	08/20/38		96,242
114,883	h	GNMA	6.000%	08/15/38		116,754

		TOTAL MORTGAGE BACKED				32,044,684

U.S. TREASURY SECURITIES - 14.30%
2,809,354		United States Treasury Inflation Indexed Bonds	0.880%	04/15/10		2,759,752
277,003		United States Treasury Inflation Indexed Bonds	2.380%	04/15/11		280,162
93,000		United States Treasury Note/Bond	8.000%	11/15/21		127,250
234,000		United States Treasury Note/Bond	5.000%	05/15/37		260,307
17,000		United States Treasury Note/Bond	3.500%	02/15/18		16,671
199,000		United States Treasury Note/Bond	2.500%	03/31/13		195,813
965,000		United States Treasury Note/Bond	4.380%	02/15/38		977,288
136,000		United States Treasury Note/Bond	4.250%	08/15/14		144,808
2,013,000		United States Treasury Note/Bond	3.880%	05/15/18		2,026,209
1,165,000		United States Treasury Note/Bond	3.500%	05/31/13		1,193,579
875,000		United States Treasury Note/Bond	3.380%	06/30/13		892,568
2,375,000		United States Treasury Note/Bond	3.380%	07/31/13		2,418,232

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	MOODY’S RATING+	VALUE
$ 775,000		United States Treasury Note/Bond	4.000%	08/15/18		$786,020
500,000		United States Treasury Note/Bond	3.130%	08/31/13		503,828
1,000,000	j	United States Treasury Strip Principal		08/15/27		420,693

		TOTAL U.S. TREASURY SECURITIES				13,003,180

		TOTAL GOVERNMENT BONDS (Cost $57,480,113)				57,528,862

		TOTAL BONDS (Cost $77,205,415)				75,433,138

STRUCTURED ASSETS - 12.71%
ASSET BACKED - 5.94%
250,000		AmeriCredit Automobile Receivables Trust Series - 2006 AF (Class A4)	5.640%	09/06/13	Aaa	242,532
500,000		AmeriCredit Automobile Receivables Trust Series 2007-BF (Class A3A) Series - 2007 BF (Class A3A)	5.160%	04/06/12	Aaa	488,584
625,927		Centex Home Equity Series 2002-A (Class AF6) Series - 2002 A (Class AF6)	5.540%	01/25/32	Aaa	566,176
400,000		Centex Home Equity Series 2004-C (Class AF5) Series - 2004 C (Class AF5)	5.980%	06/25/34	Aaa	354,974
385,249	i	Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1B) Series - 2004 2 (Class 1B)	5.700%	02/25/35	Baa2	184,814
341,152		CIT Group Home Equity Loan Trust Series 2002-2 (Class MF2) Series - 2002 2 (Class MF2)	6.390%	12/25/30	A3	229,998
1,000,000		Flagstar Home Equity Loan Trust Series 2007-1A (Class AF3) Series - 2007 1A (Class AF3)	5.780%	01/25/35	A2	808,041
250,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV A3 Series - 2006 HLTV (Class A3)	5.590%	10/25/29	Aa1	216,901
250,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV A4 Series - 2006 HLTV (Class A4)	5.810%	10/25/29	A1	161,243
58,797	i	GSAA Trust Series 2004-3 (Class AF3) Series - 2004 3 (Class AF3)	5.690%	04/25/34	Aaa	58,142
503,760		HFC Home Equity Loan Asset Backed Certificates Series 2007-1 (Class A1F) Series - 2007 1 (Class A1F)	5.910%	03/20/36	Aaa	497,460
250,000		JPMorgan Auto Receivables Trust Series 2007-A (Class A3) Series - 2007 A (Class A3)	5.190%	02/15/11	Aaa	249,572
161,918		Marriott Vacation Club Owner Trust Series 2006-1A (Class A) Series - 2006 1A (Class A)	5.740%	04/20/28	Aaa	156,759
20,702	m,v	New York City Tax Lien Series 2006-AA (Class A) Series - 2006 AA (Class A)	5.930%	11/10/19	Aaa	13,634
250,000		Renaissance Home Equity Loan Trust Series 2006-3 (Class AF3) Series - 2006 3 (Class AF3)	5.590%	11/25/36	Aaa	219,752
100,000		Residential Funding Mortgage Securities II, Inc Series 2006-HI1 (Class M2) Series - 2006 HI1 (Class M2)	6.060%	02/25/36	Aa2	38,725
250,000		Residential Funding Mortgage Securities II, Inc Series 2006-HI5 (Class A2) Series - 2006 HI5 (Class A2)	5.520%	04/25/21	Aa1	196,594
155,322	m	Sierra Receivables Funding Co Series 2006-1A (Class A1) Series - 2006 1A (Class A1)	5.840%	05/20/18	A2	148,224
237,213	m,v	Wachovia Amortization Controlled Heloc NIM Series 2006-N1 (Class N1) Series - 2006 N1 (Class N1)	5.680%	08/12/47	A3	227,368
345,549		Wachovia Auto Loan Owner Trust Series 2006-2A (Class A3) Series - 2006 2A (Class A3)	5.230%	08/22/11	Aaa	345,823

		TOTAL ASSET BACKED				5,405,316

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	MOODY’S RATING+	VALUE
COMMERCIAL MORTGAGE BACKED SECURITIES - 6.77%
$ 50,000		Banc of America Commercial Mortgage, Inc Series 2006-6 (Class AJ) Series - 2006 6 (Class AJ)	5.420%	10/10/45	Aaa	$35,790
200,000	i	Banc of America Commercial Mortgage, Inc Series 2007-2 (Class A2) Series - 2007 2 (Class A2)	5.630%	04/10/49	NR	186,765
92,356		Banc of America Mortgage Securities, Inc Series 2006-1 (Class A8) Series - 2006 1 (Class A8)	6.000%	05/25/36	Aaa	92,542
386,075		Bank of America Alternative Loan Trust Series 2004-7 (Class 2A1) Series - 2004 7 (Class 2A1)	6.000%	08/25/34	Aaa	313,444
175,000		Bear Stearns Commercial Mortgage Securities Series 2006-PW13 (Class A4) Series - 2006 PW13 (Class A4)	5.540%	09/11/41	NR	155,896
75,000		Bear Stearns Commercial Mortgage Securities Series 2006-T24 (Class A4) Series - 2006 T24 (Class A4)	5.540%	10/12/41	Aaa	66,754
93,000	i	Bear Stearns Commercial Mortgage Securities Series 2007-PW16 (Class AJ) Series - 2007 PW16 (Class AJ)	5.900%	06/11/40	Aaa	61,506
62,422	i	Bear Stearns Commercial Mortgage Securities Series 2007-PW17 (Class AM) Series - 2007 PW17 (Class AM)	5.920%	06/11/50	NR	48,685
65,000	i	Bear Stearns Commercial Mortgage Securities Series 2007-T28 (Class AJ) Series - 2007 T28 (Class AJ)	6.170%	09/11/42	NR	43,372
100,000		Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD3 (Class A5) Series - 2006 CD3 (Class A5)	5.620%	10/15/48	Aaa	88,812
75,000	i	Commercial Mortgage Load Trust Series 2008-LS1 (Class A1) Series - 2008 LS1 (Class AM)	6.220%	12/10/49	Aaa	59,192
75,000		Countrywide Alternative Loan Trust Series 2004-29CB (Class A7) Series - 2004 29CB (Class A7)	5.380%	01/25/35	NR	71,831
100,572		Countrywide Alternative Loan Trust Series 2004-30CB (Class 1A15) Series - 2004 30CB (Class 1A15)	5.500%	08/25/16	Aaa	94,369
195,309		Countrywide Home Loan Mortgage Pass Through Trust Series 2005-17 (Class 1A10) Series - 2005 17 (Class 1A10)	5.250%	09/25/35	NR	193,718
100,000	i	CREDIT SUISSE MORTGAGE CAPITAL CERTIFICATES Series - 2007 C2 (Class A3)	5.540%	01/15/49	Aaa	84,272
65,000		CREDIT SUISSE MORTGAGE CAPITAL CERTIFICATES Series - 2007 C1 (Class A3)	5.380%	02/15/40	Aaa	54,443
100,000		Credit Suisse Mortgage Capital Certificates Series 2006-C4 (Class A3) Series - 2006 C4 (Class A3)	5.470%	09/15/39	Aaa	87,899
250,000		Credit Suisse Mortgage Capital Certificates Series 2006-C5 (Class A3) Series - 2006 C5 (Class A3)	5.310%	12/15/39	Aaa	216,701
12,295	i	Credit Suisse Mortgage Capital Certificates Series 2006-TF2A (Class A1) Series - 2006 TF2A (Class A1)	2.590%	10/15/21	Aaa	11,367
95,000	i	Credit Suisse Mortgage Capital Certificates Series 2007-C1 (Class AJ) Series - 2007 C1 (Class AJ)	5.460%	02/15/40	Aaa	61,803
65,000	i	Credit Suisse Mortgage Capital Certificates Series 2007-C3 (Class AM) Series - 2007 C3 (Class AM)	5.910%	06/15/39	Aaa	50,465
103,328		First Horizon Asset Securities, Inc Series 2003-9 (Class 1A4) Series - 2003 9 (Class 1A4)	5.500%	11/25/33	NR	103,500
47,129	i	GE Capital Commercial Mortgage Corp Series - 2005 C4 (Class AM)	5.510%	11/10/45	Aaa	40,312
200,000		Greenwich Capital Commercial Funding Corp Series 2007-GG11 (Class A2) Series - 2007 GG11 (Class A2)	5.600%	12/10/49	NR	182,757
20,000		Greenwich Capital Commercial Funding Corp Series 2007-GG11 (Class A4) Series - 2007 GG11 (Class A4)	5.740%	12/10/49	NR	16,975
100,000		GS Mortgage Securities Corp II Series 2006-GG8 (Class A2) Series - 2006 GG8 (Class A2)	5.480%	11/10/39	Aaa	95,896
50,000		GS Mortgage Securities Corp II Series 2006-GG8 (Class A4) Series - 2006 GG8 (Class A4)	5.560%	11/10/39	Aaa	44,235

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	MOODY’S RATING+	VALUE
$ 250,000	i	GS Mortgage Securities Corp II Series 2007-GG10 (Class A2) Series - 2007 GG10 (Class A2)	5.780%	08/10/45	Aaa	$234,403
30,000	i	GS Mortgage Securities Corp II Series 2007-GG10 (Class A4) Series - 2007 GG10 (Class A4)	5.990%	08/10/45	Aaa	25,612
750,000		JP Morgan Chase Commercial Mortgage Securities Corp Series 2002-C1 (Class A3) Series - 2002 C1 (Class A3)	5.380%	07/12/37	Aaa	721,991
150,000	i	JP Morgan Chase Commercial Mortgage Securities Corp Series 2006-LDP7 (Class A2) Series - 2006 LDP7 (Class A2)	6.050%	04/15/45	Aaa	146,098
100,000		JP Morgan Chase Commercial Mortgage Securities Corp Series 2007-CB18 (Class A4) Series - 2007 CB18 (Class A4)	5.440%	06/12/47	Aaa	83,427
65,000	i	JP Morgan Chase Commercial Mortgage Securities Corp Series 2007-CB19 (Class AM) Series - 2007 CB19 (Class AM)	5.940%	02/12/49	Aaa	50,615
50,000	i	JP Morgan Chase Commercial Mortgage Securities Corp Series 2008-C2 (Class AM) Series - 2008 C2 (Class AM)	6.800%	02/12/51	Aaa	40,917
90,000	i	LB-UBS Commercial Mortgage Trust Series 2007-C2 (Class AJ) Series - 2007 C2 (Class AJ)	5.560%	02/15/40	NR	58,786
65,000	i	LB-UBS Commercial Mortgage Trust Series 2008-C1 (Class A2) Series - 2008 C1 (Class A2)	6.320%	04/15/41	Aaa	56,947
70,430	i	Lehman Brothers Floating Rate Commercial Mortgage Trust Series - 2006 LLFA (Class A1)	2.570%	09/15/21	Aaa	63,779
500,000	i	Merrill Lynch Mortgage Trust Series 2004-BPC1 (Class AJ) Series - 2004 BPC1 (Class AJ)	4.920%	10/12/41	NR	400,810
41,024	i	Merrill Lynch Mortgage Trust Series 2005-CIP1 (Class AM) Series - 2005 CIP1 (Class AM)	5.110%	07/12/38	Aaa	34,680
75,000	i	Merrill Lynch Mortgage Trust Series 2006-C1 (Class A4) Series - 2006 C1 (Class A4)	5.840%	05/12/39	NR	67,673
80,000	i	Merrill Lynch Mortgage Trust Series 2008-C1 (Class AJ) Series - 2008 C1 (Class AJ)	6.460%	02/12/51	Aaa	54,268
50,000	i	Merrill Lynch Mortgage Trust Series 2008-C1 (Class AM) Series - 2008 C1 (Class AM)	6.460%	02/12/51	Aaa	40,086
35,000	i	Merrill Lynch Mortgage Trust Series 2008-C1 (Class C) Series - 2008 C1 (Class C)	6.460%	02/12/51	Aa2	21,380
75,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-1 (Class A4) Series - 2006 1 (Class A4)	5.600%	02/12/39	NR	66,805
105,000		Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-5 (Class A4) Series - 2007 5 (Class A4)	5.380%	08/12/48	Aaa	87,724
65,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-8 (Class AM) Series - 2007 8 (Class AM)	6.160%	08/12/49	NR	53,217
50,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-9 (Class AM) Series - 2007 9 (Class AM)	5.460%	09/12/49	NR	38,733
182,929		Morgan Stanley Capital I Series 2005-HQ5 (Class A2) Series - 2005 HQ5 (Class A2)	4.810%	01/14/42	NR	179,794
102,000	i	Morgan Stanley Capital I Series 2006-HQ9 (Class A4) Series - 2006 HQ9 (Class A4)	5.730%	07/12/44	NR	91,538
50,000	i	Morgan Stanley Capital I Series 2006-IQ11 (Class AJ) Series - 2006 IQ11 (Class AJ)	5.950%	10/15/42	NR	37,234
250,000		Morgan Stanley Capital I Series 2007-HQ11 (Class A31) Series - 2007 HQ11 (Class A31)	5.440%	02/12/44	Aaa	223,439
85,000		Morgan Stanley Capital I Series 2007-IQ13 (Class A4) Series - 2007 IQ13 (Class A4)	5.360%	03/15/44	NR	70,775
100,000		Residential Accredit Loans, Inc Series 2005-QS17 (Class A1) Series - 2005 QS17 (Class A1)	6.000%	12/25/35	Aaa	73,596

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	MOODY’S RATING+	VALUE
$ 90,000	i	Wachovia Bank Commercial Mortgage Trust Series 2006-WL7A (Class A2) Series - 2006 WL7A (Class A2)	2.610%	09/15/21	Aaa	$81,538
100,000	i	Wachovia Bank Commercial Mortgage Trust Series 2007-C30 (Class AJ) Series - 2007 C30 (Class AJ)	5.410%	12/15/43	Aaa	64,739
100,000		Wachovia Bank Commercial Mortgage Trust Series 2007-C30 (Class AM) Series - 2007 C30 (Class AM)	5.380%	12/15/43	Aaa	75,874
200,000		Wachovia Bank Commercial Mortgage Trust Series 2007-C31 (Class A2) Series - 2007 C31 (Class A2)	5.420%	04/15/47	Aaa	185,331
109,893	i	Wells Fargo Mortgage Backed Securities Trust Series 2006-AR2 (Class 2A3) Series - 2006 AR2 (Class 2A3)	5.110%	03/25/36	NR	97,610
82,663	i	Wells Fargo Mortgage Backed Securities Trust Series 2006-AR4 (Class 1A1) Series - 2006 AR4 (Class 1A1)	5.860%	04/25/36	NR	68,564

		TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES				6,161,284

		TOTAL STRUCTURED ASSETS (Cost $13,326,367)				11,566,600

SHARES		COMPANY
PREFERRED STOCKS - 0.13%
DEPOSITORY INSTITUTIONS - 0.08%
4,000	e	Bank of America Corp	6.204	12/30/49	A1	72,600

		TOTAL DEPOSITORY INSTITUTIONS				72,600

NONDEPOSITORY INSTITUTIONS - 0.05%
5,517	e,i	Federal Home Loan Mortgage Corp (FHLMC)	8.375	12/30/49	Ca	8,993
17,265	e,i	Federal National Mortgage Association (FNMA)	8.250	12/30/49	Ca	37,638

		TOTAL NONDEPOSITORY INSTITUTIONS				46,631
		TOTAL PREFERRED STOCKS (Cost $669,550)				119,231

SHORT-TERM INVESTMENTS - 5.65%
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.65%
5,136,064		State Street Navigator Securities Lending Prime Portfolio				5,136,064

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED				5,136,064

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	MOODY’S RATING+	VALUE
	TOTAL SHORT-TERM INVESTMENTS (Cost $5,136,064)				$5,136,064

	TOTAL PORTFOLIO - 101.42% (Cost $96,337,396)				92,255,033
	OTHER ASSETS & LIABILITIES, NET - (1.42)%				(1,289,287)

	NET ASSETS - 100.00%				$90,965,746

+	As provided by Moody’s Investors Service (unaudited).

d	All or a portion of these securities have been segregated by the custodian to cover securities purchased on a delayed delivery basis.

e	All or a portion of these securities are out on loan.

g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.

At September 30, 2008, the value of these securities amounted to $5,693,773 or 6.26% of net assets.

h	These securities were purchased on a delayed delivery basis.

i	Floating rate or variable rate securities reflects the rate at September 30, 2008.

j	Zero coupon.

m	Indicates a security has been deemed illiquid.

n	Defaulted security

v	Security valued at fair value.

ABBREVIATIONS:

LLC - Limited Liability Company

LP - Limited Partnership

NR - Not rated by Moody’s

plc - Public Limited Company

At September 30, 2008, the unrealized depreciation on investments was $4,082,363, consisting of gross unrealized appreciation of $581,171 and gross unrealized depreciation of $4,663,534.

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Money Market Fund

TIAA-CREF LIFE FUNDS

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2008

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
SHORT-TERM INVESTMENTS - 99.97%
BANK ACCEPTANCES - 2.01%
$ 390,000	Bank of America NA	0.000%	12/02/08	$388,187
569,000	Bank of America NA	0.000%	10/28/08	567,912
1,309,000	JPMorgan Chase Bank NA	0.000%	12/02/08	1,303,025

	TOTAL BANKERS ACCEPTANCE			2,259,124

CERTIFICATES OF DEPOSIT - 7.88%
2,370,000	Bank of Nova Scotia	2.670%	11/18/08	2,370,000
1,060,000	Canadian Imperial Bank	2.820%	11/20/08	1,060,000
1,000,000	Deutsche Bank AG.	2.650%	11/21/08	1,000,028
1,000,000	Royal Bank of Canada	2.700%	11/19/08	1,000,027
1,450,000	Toronto Dominion Bank	2.600%	10/31/08	1,450,000
1,000,000	Toronto Dominion Bank	2.780%	12/16/08	1,000,000
1,000,000	Toronto Dominion Bank	2.650%	10/28/08	1,000,000

	TOTAL CERTIFICATES OF DEPOSIT			8,880,055

COMMERCIAL PAPER - 56.26%
1,825,000	Abbey National LLC		11/13/08	1,818,962
800,000	Abbey National LLC		10/22/08	798,717
1,095,000	American Honda Finance Corp		11/24/08	1,091,288
1,000,000	Bank of Nova Scotia		10/03/08	999,848
2,264,000	Cafco LLC		11/04/08	2,258,120
261,000	Ciesco LLC		10/20/08	260,621
1,541,000	Ciesco LLC		11/04/08	1,536,954
866,000	Ciesco LLC		11/03/08	863,793
925,000	Citigroup Funding, Inc		10/17/08	923,894
1,275,000	Citigroup Funding, Inc		10/09/08	1,274,221
500,000	Danske Corp		10/31/08	498,863
1,000,000	Danske Corp		11/14/08	996,700
2,940,000	Dexia Delaware LLC		12/01/08	2,926,300
835,000	Fairway Finance Corp		01/16/09	827,555
1,000,000	General Electric Capital Corp		10/30/08	997,938
2,000,000	General Electric Capital Corp		12/01/08	1,991,460
500,000	Govco LLC		10/20/08	499,280
560,000	Govco LLC		12/15/08	556,838
500,000	Govco LLC		12/17/08	496,738
2,000,000	Govco LLC		12/23/08	1,983,631
1,500,000	HSBC Finance Corp		10/10/08	1,499,006
3,500,000	IBM Capital, Inc		10/16/08	3,496,281
1,820,000	ING US Funding LLC		10/15/08	1,818,102
710,000	ING US Funding LLC		10/21/08	708,943
1,000,000	Kitty Hawk Funding Corp		10/02/08	999,922
1,735,000	Kitty Hawk Funding Corp		10/06/08	1,734,357
975,000	Kitty Hawk Funding Corp		10/27/08	973,064
800,000	Lloyds Bank plc		10/17/08	799,093
400,000	Nestle Capital Corp		03/10/09	395,751
985,000	PACCAR Financial Corp		11/19/08	982,050
1,581,000	Park Avenue Rec Corp		10/01/08	1,581,000
1,730,000	Pfizer, Inc		01/05/09	1,719,666

See Notes to Schedule of Investments

GFTIAA-CREF LIFE FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$ 700,000		Private Export Funding Corp		12/11/08	$696,687
1,000,000		Private Export Funding Corp		01/15/09	993,051
510,000		Private Export Funding Corp		12/15/08	507,429
1,695,000		Procter & Gamble International		11/06/08	1,691,390
800,000		Procter & Gamble International		10/07/08	799,700
960,000		Procter & Gamble International		03/03/09	950,942
630,000		Rabobank USA Financial Corp		10/10/08	629,581
1,000,000		Ranger Funding Co LLC		10/16/08	998,863
744,000		Ranger Funding Co LLC		01/06/09	738,227
1,500,000		Ranger Funding Co LLC		10/23/08	1,497,488
2,000,000		Royal Bank of Scotland		11/12/08	1,993,560
1,823,000		Societe Generale North America, Inc		11/04/08	1,818,317
1,000,000		Svensk Exportkredit AB		10/02/08	999,934
500,000		Toyota Motor Credit Corp		10/29/08	499,024
3,000,000		Toyota Motor Credit Corp		10/08/08	2,998,412
1,000,000		Unilever Capital Corp		10/20/08	998,596
1,120,000		Wells Fargo & Co		11/26/08	1,115,557
1,500,000		Wells Fargo & Co		10/07/08	1,499,390
655,000		Yorktown Capital LLC		12/03/08	651,882
470,000		Yorktown Capital LLC		10/14/08	469,528
529,000		Yorktown Capital LLC		10/08/08	528,717

		TOTAL COMMERCIAL PAPER			63,385,231

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 30.72%
200,000		Federal Home Loan Bank (FHLB)		10/27/08	199,694
514,000		FHLB		11/06/08	512,921
1,650,000		FHLB		10/01/08	1,650,000
1,035,000		FHLB		10/03/08	1,034,865
1,000,000		FHLB		12/03/08	995,590
1,263,000		FHLB		11/14/08	1,258,955
470,000		FHLB		10/28/08	469,084
135,000		FHLB		12/26/08	134,097
120,000		FHLB		02/11/09	118,781
1,011,000		FHLB		03/13/09	999,693
1,080,000		FHLB		04/23/09	1,063,476
945,000		FHLB		10/14/08	944,205
1,020,000		FHLB		10/29/08	1,017,890
5,000,000		FHLB		11/03/08	4,988,770
1,000,000		FHLB		11/19/08	996,556
3,000,000		FHLB		12/04/08	2,984,338
462,000		Federal Home Loan Mortgage Corp (FHLMC)		10/14/08	461,595
1,190,000		FHLMC		11/05/08	1,187,073
366,000		FHLMC		01/05/09	363,414
520,000		FHLMC		10/24/08	519,203
500,000		FHLMC		01/20/09	495,683
1,000,000		Federal National Mortgage Association (FNMA)		11/07/08	997,554
3,560,000		FNMA		11/10/08	3,550,783
5,000,000		FNMA		11/26/08	4,980,166
1,130,000		FNMA		12/08/08	1,124,579
843,000		FNMA		12/15/08	838,223
500,000		FNMA		12/22/08	496,845
235,000		FNMA		11/28/08	234,046

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			34,618,079

U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES - 1.33%
1,500,000	i	Federal Home Loan Bank (FHLB)	2.820%	09/10/09	1,500,000

		TOTAL U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES			1,500,000

See Notes to Schedule of Investments

TIAA-CREF LIFE FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
VARIABLE NOTES - 1.77%
$1,000,000	i	PACCAR Financial Corp	2.840%	04/27/09	$999,891
1,000,000	i	Wachovia Bank NA	2.870%	11/25/08	1,000,000

		TOTAL VARIABLE NOTES			1,999,891

		TOTAL SHORT-TERM INVESTMENTS (Cost $112,642,380)			112,642,380

		TOTAL PORTFOLIO - 99.97% (Cost $112,642,380)			112,642,380
		OTHER ASSETS & LIABILITIES, NET - 0.03%			29,931

		NET ASSETS - 100.00%			$112,672,311

i	Floating rate or variable rate securities reflects the rate at September 30, 2008.

ABBREVIATIONS

LLC - Limited Liability Company

plc - Public Limited Company

See Notes to Schedule of Investments

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

Note 1—organization and significant accounting policies

TIAA-CREF Life Funds (the “Funds” or individually, the “Fund”) is a Delaware statutory trust that was organized on August 13, 1998, and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940 as an open-end management investment company. The Funds consist of ten series (each referred to as a “Fund”). Certain registered separate accounts (“the Account”) of TIAA-CREF Life Insurance Company (“TIAA-CREF Life”), which is a wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), have various sub-accounts which correspond to and invest in the Funds.

At the commencement of operations of each of these Funds, TIAA, an affiliate, invested in each Fund. As of September 30, 2008, TIAA had investments in the Funds as follows:

Fund	Investments in Funds Held By TIAA	Percentage of Net Assets
Growth Equity	$—	—%
Growth & Income	11,128,111	16.84
International Equity	22,087,161	24.01
Large-Cap Value	20,411,983	38.02
Small-Cap Equity	20,359,593	43.76
Stock Index	—	—
Social Choice Equity	10,412,982	32.98
Real Estate Securities	32,379,448	46.23
Bond	57,418,152	63.12
Money Market	—	—

The following is a summary of the significant accounting policies consistently followed by the Funds.

Valuation of investments: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Money market instruments (other than those in the Money Market Fund), with maturities of one year or less, are valued in the same manner as debt securities or derived from a pricing matrix that has various types of money market instruments along one axis and various maturities along the other. For the Money Market Fund, all of its investments are valued using the amortized cost. Investments in registered investment companies are valued at net asset value on the valuation date. Net asset value of underlying funds is calculated as of the close of business of the New York Stock Exchange (generally 4:00 pm Eastern Time). Foreign investments are valued at the closing values of such securities as of the date of valuation under the generally accepted valuation method in the country where traded, converted to U.S. Dollars at the prevailing rates of exchange on the date of valuation. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net assets are calculated, such securities may be valued at fair value in accordance with procedures adopted by the Board of Trustees. Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sales price as of the close of such commodities exchanges.

Portfolio securities for which market quotations are not readily available are valued at fair value, as determined in good faith under the direction of the Board of Trustees.

Mortgage dollar roll transactions: The Funds may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery and contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Funds’ policy is to record the dollar rolls using “to be announced” mortgage-backed securities as purchase and sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the trade date of the sale transaction. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its dollar roll commitments. In addition, the Funds may receive compensation that is recorded as deferred income and amortized to income over the roll period. The counterparty receives all principal and interest payments, including prepayments, made in respect of a security subject to such a contract while it is the holder. Dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. The Funds engage in dollar rolls for the purpose of enhancing their yields.

Securities lending: The Funds may lend portfolio securities to qualified financial institutions and brokers. By lending such securities, the Funds attempt to increase their net investment income through the receipt of interest (after rebates and fees) on collateral. These

NOTES TO SCHEDULE OF INVESTMENTS (unaudited) continued

loans are secured by collateral equal to at least 102% of the market value of the securities loaned for U.S. securities and 105% of the market value of securities loaned for foreign securities. All cash collateral is invested in the State Street Navigator Securities Lending Prime Portfolio. The market value of the loaned securities is determined at the close of each business day, and any additional required collateral is delivered to the Funds before the end of the following business day.

Futures contracts: The Funds may use futures contracts to manage exposure to the equity markets or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sales price as of the close of the board of trade or exchange on which they are traded.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Securities purchased on a when-issued or delayed delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of the unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as it the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. In addition to the normal credit and market risks, transactions with delayed settlement dates may expose the Funds to greater risk that such transactions may not be consummated.

Treasury Inflation-Protected Securities (“TIPS”): The Funds may invest in Treasury Inflation-Protected Securities (“TIPS”), specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Price Index.

Targeted Return Index Securities (“TRAINs”): The Funds may invest in TRAINs, which are investment vehicles structured as trusts. Each trust represents an undivided investment interest in the pool of securities (generally high yield securities) underlying the trust without the brokerage and other expenses associated with holding small positions in individual securities. The Funds carry on their books the current face value of the TRAIN which represents the current face value of the underlying securities. If a security is removed from the TRAIN, the current face value will be reduced equal to the face value of the security. The holder will have the option of receiving their portion of the bond or cash. Accrual payments are based upon the underlying securities so the payment dates coincide with the individual securities in the TRAIN.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees, pursuant to the Investment Company Act of 1940. These transactions are effected at market rates without incurring broker commissions.

Fair Market Measurement: In September 2006, FASB also issued Statement of Accounting Standards No. 157, “Fair Value Measurement” (“SFAS 157”). This new standard applies to all entities that follow U.S. GAAP and their valuation techniques for assets and liabilities. SFAS 157 defines fair value, establishes a framework for measuring fair value under GAAP, and expands disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

NOTES TO SCHEDULE OF INVESTMENTS (unaudited) continued

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2008:

	Investments in Securities	Other Financial Instruments*
Growth Equity
Level 1	$30,151,383	$—
Level 2	1,296,706	—
Level 3	—	—

Total	$31,448,089	$—

Growth & Income
Level 1	$63,652,236	$—
Level 2	2,043,488	—
Level 3	—	—

Total	$65,695,724	$—

International Equity
Level 1	$—	$—
Level 2	91,559,166	—
Level 3	—	—

Total	$91,559,166	$—

Large-Cap Value
Level 1	$52,886,586	$—
Level 2	660,048	—
Level 3	—	—

Total	$53,546,634	$—

Small-Cap Equity
Level 1	$46,424,421	$—
Level 2	—	—
Level 3	—	—

Total	$46,424,421	$—

Stock Index
Level 1	$144,235,890	$(58,699)
Level 2	—	—
Level 3	6	—

Total	$144,235,896	$(58,699)

NOTES TO SCHEDULE OF INVESTMENTS (unaudited) continued

	Investments in Securities	Other Financial Instruments*
Social Choice Equity
Level 1	$31,516,776	—
Level 2	—	—
Level 3	—	—

Total	$31,516,776	$—

Real Estate Securities
Level 1	$66,664,076	$—
Level 2	—	—
Level 3	46,800	—

Total	$66,710,876	$—

Bond
Level 1	$119,230	$—
Level 2	86,999,739	—
Level 3	—	—

Total	$87,118,969	$—

Money Market
Level 1	$—	$—
Level 2	112,642,380	—
Level 3	—	—

Total	$112,642,380	$—

*	Other financial instruments are derivative instruments not reflected in the statement of investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Indemnification: In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred.

Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Note 2—new accounting pronouncements

In March 2008, FASB issued Statement of Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities – an amendment of FASB Statement No. 133” (“SFAS 161”). SFAS 161 requires enhanced disclosures about a fund’s derivative and hedging activities thereby improving the transparency of the financial reporting. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact of the adoption of SFAS 161 will have on the presentation of the Funds’ financial statements.

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF LIFE FUNDS

Date: November 21, 2008	By:	/s/ Scott C. Evans
Scott C. Evans
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: November 21, 2008	By:	/s/ Scott C. Evans
Scott C. Evans
Principal Executive Officer and President
(principal executive officer)

Date: November 21, 2008	By:	/s/ Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting Officer and Treasurer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer (EX. 99.Cert.)

3(b) Section 302 certification of the principal financial officer (EX. 99.Cert.)